UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03327
MFS SERIES TRUST XIII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
February 28*
Date of reporting period:
February 28, 2026
*This Form N-CSR pertains to the following series of the Registrant: MFS Diversified Income Fund, MFS Government Securities Fund and MFS New Discovery Value Fund. The remaining series of the Registrant has a fiscal year end other than February 28.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Diversified
Income Fund

Class A-DIFAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
A	$94	0.89%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2026, Class A shares of the fund provided a total return of 11.09%, at net asset value. This compares with a return of 16.99% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 11.87%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    The fund's overweight allocation and security selection within the global high dividend segment strengthened relative returns.
    Security selection and an underweight allocation to the high yield corporates segment also benefited relative results.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the REITS segment weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	11.09%	4.45%	5.59%
A with initial sales charge (4.25%)	6.37%	3.55%	5.13%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.99%	14.19%	15.50%
MFS Diversified Income Fund Blended Index ∆	11.87%	5.03%	6.19%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 11.00%.
The MFS Diversified Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
2/28/26
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index	25.00%
MSCI All Country World (ACWI) High Dividend Yield Index	20.00%
Bloomberg U.S. Credit Index	15.00%
JPMorgan Emerging Markets Bond Index Global Diversified	15.00%
MSCI US REIT Index	15.00%
Bloomberg U.S. Government/Mortgage Index	10.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	1,877,496,274	Total Management Fee ($)#:	10,172,783
Total Number of Holdings:	1,334	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income ~	62.1%
Equities	36.4%
Money Market Funds	1.3%
Purchased Options	0.2%
Equity sectors
Real Estate	12.7%
Consumer Staples	3.9%
Financials	3.7%
Health Care	3.5%
Industrials	2.7%
Energy	2.4%
Information Technology	2.0%
Consumer Discretionary	1.9%
Utilities	1.6%
Communication Services	1.2%
Materials	0.7%
Index Options	0.1%
Equity Options	0.1%
Convertible Debt	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.2%
AA	1.3%
A	7.6%
BBB	12.6%
BB	15.0%
B	10.1%
CCC	3.5%
CC	0.0%
C	0.1%
U.S. Government	4.6%
Federal Agencies	5.7%
Not Rated	0.4%
Non-Fixed Income	36.6%
Money Market Funds	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DIFA-ANN

MFS® Diversified
Income Fund

Class C-DIFCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
C	$172	1.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2026, Class C shares of the fund provided a total return of 10.18%, at net asset value. This compares with a return of 16.99% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 11.87%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    The fund's overweight allocation and security selection within the global high dividend segment strengthened relative returns.
    Security selection and an underweight allocation to the high yield corporates segment also benefited relative results.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the REITS segment weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	10.18%	3.66%	4.80%
C with CDSC (1% for 12 months)×	9.18%	3.66%	4.80%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.99%	14.19%	15.50%
MFS Diversified Income Fund Blended Index ∆	11.87%	5.03%	6.19%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
The MFS Diversified Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
2/28/26
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index	25.00%
MSCI All Country World (ACWI) High Dividend Yield Index	20.00%
Bloomberg U.S. Credit Index	15.00%
JPMorgan Emerging Markets Bond Index Global Diversified	15.00%
MSCI US REIT Index	15.00%
Bloomberg U.S. Government/Mortgage Index	10.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	1,877,496,274	Total Management Fee ($)#:	10,172,783
Total Number of Holdings:	1,334	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income ~	62.1%
Equities	36.4%
Money Market Funds	1.3%
Purchased Options	0.2%
Equity sectors
Real Estate	12.7%
Consumer Staples	3.9%
Financials	3.7%
Health Care	3.5%
Industrials	2.7%
Energy	2.4%
Information Technology	2.0%
Consumer Discretionary	1.9%
Utilities	1.6%
Communication Services	1.2%
Materials	0.7%
Index Options	0.1%
Equity Options	0.1%
Convertible Debt	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.2%
AA	1.3%
A	7.6%
BBB	12.6%
BB	15.0%
B	10.1%
CCC	3.5%
CC	0.0%
C	0.1%
U.S. Government	4.6%
Federal Agencies	5.7%
Not Rated	0.4%
Non-Fixed Income	36.6%
Money Market Funds	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DIFC-ANN

MFS® Diversified
Income Fund

Class I-DIFIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
I	$68	0.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2026, Class I shares of the fund provided a total return of 11.27%, at net asset value. This compares with a return of 16.99% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 11.87%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    The fund's overweight allocation and security selection within the global high dividend segment strengthened relative returns.
    Security selection and an underweight allocation to the high yield corporates segment also benefited relative results.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the REITS segment weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	11.27%	4.70%	5.85%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.99%	14.19%	15.50%
MFS Diversified Income Fund Blended Index ∆	11.87%	5.03%	6.19%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 11.37%.
The MFS Diversified Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
2/28/26
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index	25.00%
MSCI All Country World (ACWI) High Dividend Yield Index	20.00%
Bloomberg U.S. Credit Index	15.00%
JPMorgan Emerging Markets Bond Index Global Diversified	15.00%
MSCI US REIT Index	15.00%
Bloomberg U.S. Government/Mortgage Index	10.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	1,877,496,274	Total Management Fee ($)#:	10,172,783
Total Number of Holdings:	1,334	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income ~	62.1%
Equities	36.4%
Money Market Funds	1.3%
Purchased Options	0.2%
Equity sectors
Real Estate	12.7%
Consumer Staples	3.9%
Financials	3.7%
Health Care	3.5%
Industrials	2.7%
Energy	2.4%
Information Technology	2.0%
Consumer Discretionary	1.9%
Utilities	1.6%
Communication Services	1.2%
Materials	0.7%
Index Options	0.1%
Equity Options	0.1%
Convertible Debt	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.2%
AA	1.3%
A	7.6%
BBB	12.6%
BB	15.0%
B	10.1%
CCC	3.5%
CC	0.0%
C	0.1%
U.S. Government	4.6%
Federal Agencies	5.7%
Not Rated	0.4%
Non-Fixed Income	36.6%
Money Market Funds	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DIFI-ANN

MFS® Diversified
Income Fund
Class R1-DIFDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R1	$172	1.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2026, Class R1 shares of the fund provided a total return of 10.19%, at net asset value. This compares with a return of 16.99% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 11.87%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    The fund's overweight allocation and security selection within the global high dividend segment strengthened relative returns.
    Security selection and an underweight allocation to the high yield corporates segment also benefited relative results.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the REITS segment weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	10.19%	3.66%	4.80%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.99%	14.19%	15.50%
MFS Diversified Income Fund Blended Index ∆	11.87%	5.03%	6.19%
∆	Source: FactSet Research Systems Inc.
The MFS Diversified Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
2/28/26
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index	25.00%
MSCI All Country World (ACWI) High Dividend Yield Index	20.00%
Bloomberg U.S. Credit Index	15.00%
JPMorgan Emerging Markets Bond Index Global Diversified	15.00%
MSCI US REIT Index	15.00%
Bloomberg U.S. Government/Mortgage Index	10.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	1,877,496,274	Total Management Fee ($)#:	10,172,783
Total Number of Holdings:	1,334	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income ~	62.1%
Equities	36.4%
Money Market Funds	1.3%
Purchased Options	0.2%
Equity sectors
Real Estate	12.7%
Consumer Staples	3.9%
Financials	3.7%
Health Care	3.5%
Industrials	2.7%
Energy	2.4%
Information Technology	2.0%
Consumer Discretionary	1.9%
Utilities	1.6%
Communication Services	1.2%
Materials	0.7%
Index Options	0.1%
Equity Options	0.1%
Convertible Debt	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.2%
AA	1.3%
A	7.6%
BBB	12.6%
BB	15.0%
B	10.1%
CCC	3.5%
CC	0.0%
C	0.1%
U.S. Government	4.6%
Federal Agencies	5.7%
Not Rated	0.4%
Non-Fixed Income	36.6%
Money Market Funds	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DIFR1-ANN

MFS® Diversified
Income Fund
Class R2-DIFEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R2	$120	1.14%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2026, Class R2 shares of the fund provided a total return of 10.73%, at net asset value. This compares with a return of 16.99% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 11.87%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    The fund's overweight allocation and security selection within the global high dividend segment strengthened relative returns.
    Security selection and an underweight allocation to the high yield corporates segment also benefited relative results.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the REITS segment weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	10.73%	4.18%	5.32%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.99%	14.19%	15.50%
MFS Diversified Income Fund Blended Index ∆	11.87%	5.03%	6.19%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 10.82%.
The MFS Diversified Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
2/28/26
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index	25.00%
MSCI All Country World (ACWI) High Dividend Yield Index	20.00%
Bloomberg U.S. Credit Index	15.00%
JPMorgan Emerging Markets Bond Index Global Diversified	15.00%
MSCI US REIT Index	15.00%
Bloomberg U.S. Government/Mortgage Index	10.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	1,877,496,274	Total Management Fee ($)#:	10,172,783
Total Number of Holdings:	1,334	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income ~	62.1%
Equities	36.4%
Money Market Funds	1.3%
Purchased Options	0.2%
Equity sectors
Real Estate	12.7%
Consumer Staples	3.9%
Financials	3.7%
Health Care	3.5%
Industrials	2.7%
Energy	2.4%
Information Technology	2.0%
Consumer Discretionary	1.9%
Utilities	1.6%
Communication Services	1.2%
Materials	0.7%
Index Options	0.1%
Equity Options	0.1%
Convertible Debt	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.2%
AA	1.3%
A	7.6%
BBB	12.6%
BB	15.0%
B	10.1%
CCC	3.5%
CC	0.0%
C	0.1%
U.S. Government	4.6%
Federal Agencies	5.7%
Not Rated	0.4%
Non-Fixed Income	36.6%
Money Market Funds	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DIFR2-ANN

MFS® Diversified
Income Fund
Class R3-DIFFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R3	$94	0.89%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2026, Class R3 shares of the fund provided a total return of 11.00%, at net asset value. This compares with a return of 16.99% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 11.87%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    The fund's overweight allocation and security selection within the global high dividend segment strengthened relative returns.
    Security selection and an underweight allocation to the high yield corporates segment also benefited relative results.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the REITS segment weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	11.00%	4.43%	5.59%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.99%	14.19%	15.50%
MFS Diversified Income Fund Blended Index ∆	11.87%	5.03%	6.19%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 11.09%.
The MFS Diversified Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
2/28/26
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index	25.00%
MSCI All Country World (ACWI) High Dividend Yield Index	20.00%
Bloomberg U.S. Credit Index	15.00%
JPMorgan Emerging Markets Bond Index Global Diversified	15.00%
MSCI US REIT Index	15.00%
Bloomberg U.S. Government/Mortgage Index	10.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	1,877,496,274	Total Management Fee ($)#:	10,172,783
Total Number of Holdings:	1,334	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income ~	62.1%
Equities	36.4%
Money Market Funds	1.3%
Purchased Options	0.2%
Equity sectors
Real Estate	12.7%
Consumer Staples	3.9%
Financials	3.7%
Health Care	3.5%
Industrials	2.7%
Energy	2.4%
Information Technology	2.0%
Consumer Discretionary	1.9%
Utilities	1.6%
Communication Services	1.2%
Materials	0.7%
Index Options	0.1%
Equity Options	0.1%
Convertible Debt	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.2%
AA	1.3%
A	7.6%
BBB	12.6%
BB	15.0%
B	10.1%
CCC	3.5%
CC	0.0%
C	0.1%
U.S. Government	4.6%
Federal Agencies	5.7%
Not Rated	0.4%
Non-Fixed Income	36.6%
Money Market Funds	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DIFR3-ANN

MFS® Diversified
Income Fund

Class R4-DIFGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R4	$68	0.64%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2026, Class R4 shares of the fund provided a total return of 11.28%, at net asset value. This compares with a return of 16.99% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 11.87%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    The fund's overweight allocation and security selection within the global high dividend segment strengthened relative returns.
    Security selection and an underweight allocation to the high yield corporates segment also benefited relative results.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the REITS segment weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	11.28%	4.68%	5.84%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.99%	14.19%	15.50%
MFS Diversified Income Fund Blended Index ∆	11.87%	5.03%	6.19%
∆	Source: FactSet Research Systems Inc.
The MFS Diversified Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
2/28/26
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index	25.00%
MSCI All Country World (ACWI) High Dividend Yield Index	20.00%
Bloomberg U.S. Credit Index	15.00%
JPMorgan Emerging Markets Bond Index Global Diversified	15.00%
MSCI US REIT Index	15.00%
Bloomberg U.S. Government/Mortgage Index	10.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	1,877,496,274	Total Management Fee ($)#:	10,172,783
Total Number of Holdings:	1,334	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income ~	62.1%
Equities	36.4%
Money Market Funds	1.3%
Purchased Options	0.2%
Equity sectors
Real Estate	12.7%
Consumer Staples	3.9%
Financials	3.7%
Health Care	3.5%
Industrials	2.7%
Energy	2.4%
Information Technology	2.0%
Consumer Discretionary	1.9%
Utilities	1.6%
Communication Services	1.2%
Materials	0.7%
Index Options	0.1%
Equity Options	0.1%
Convertible Debt	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.2%
AA	1.3%
A	7.6%
BBB	12.6%
BB	15.0%
B	10.1%
CCC	3.5%
CC	0.0%
C	0.1%
U.S. Government	4.6%
Federal Agencies	5.7%
Not Rated	0.4%
Non-Fixed Income	36.6%
Money Market Funds	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DIFR4-ANN

MFS® Diversified
Income Fund

Class R6-DIFHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Diversified Income Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment ~
R6	$58	0.55%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  The MFS Diversified Income Fund (fund) includes investments in lower quality debt instruments, U.S. government securities, emerging market debt instruments, dividend-paying equity securities, and real estate-related instruments.
  For the twelve months ended February 28, 2026, Class R6 shares of the fund provided a total return of 11.38%, at net asset value. This compares with a return of 16.99% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund’s other benchmark, the MFS Diversified Income Fund Blended Index (Blended Index), generated a return of 11.87%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth under Fund Performance.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the MFS Diversified Income Fund Blended Index:
    The fund's overweight allocation and security selection within the global high dividend segment strengthened relative returns.
    Security selection and an underweight allocation to the high yield corporates segment also benefited relative results.
  Top detractors from performance relative to the MFS Diversified Income Fund Blended Index:
    Security selection within the REITS segment weighed on the fund's relative returns.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	11.38%	4.79%	5.94%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	16.99%	14.19%	15.50%
MFS Diversified Income Fund Blended Index ∆	11.87%	5.03%	6.19%
∆	Source: FactSet Research Systems Inc.
The MFS Diversified Income Fund Blended Index (a custom index) was comprised of the following at the end of the reporting period:
2/28/26
Bloomberg U.S. Corporate High-Yield 2% Issuer Capped Index	25.00%
MSCI All Country World (ACWI) High Dividend Yield Index	20.00%
Bloomberg U.S. Credit Index	15.00%
JPMorgan Emerging Markets Bond Index Global Diversified	15.00%
MSCI US REIT Index	15.00%
Bloomberg U.S. Government/Mortgage Index	10.00%
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	1,877,496,274	Total Management Fee ($)#:	10,172,783
Total Number of Holdings:	1,334	Portfolio Turnover Rate (%):	43
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income ~	62.1%
Equities	36.4%
Money Market Funds	1.3%
Purchased Options	0.2%
Equity sectors
Real Estate	12.7%
Consumer Staples	3.9%
Financials	3.7%
Health Care	3.5%
Industrials	2.7%
Energy	2.4%
Information Technology	2.0%
Consumer Discretionary	1.9%
Utilities	1.6%
Communication Services	1.2%
Materials	0.7%
Index Options	0.1%
Equity Options	0.1%
Convertible Debt	0.1%
Equity Warrants	0.0%
Composition including fixed income credit
quality
AAA	1.2%
AA	1.3%
A	7.6%
BBB	12.6%
BB	15.0%
B	10.1%
CCC	3.5%
CC	0.0%
C	0.1%
U.S. Government	4.6%
Federal Agencies	5.7%
Not Rated	0.4%
Non-Fixed Income	36.6%
Money Market Funds	1.3%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
DIFR6-ANN

MFS® Government
Securities Fund

Class A-MFGSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$78	0.76%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class A shares of the MFS Government Securities Fund (fund) provided a total return of 5.57%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 6.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and an overweight exposure to Agency MBS, specifically an out of benchmark exposure to collateralized mortgage obligations (CMO) aided relative performance.
    The fund's yield curve positioning further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's shorter duration stance in interest rate swaps held back relative results as interest rates generally declined during the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	5.57%	(0.16)%	0.98%
A with initial sales charge (4.25%)	1.08%	(1.02)%	0.55%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	0.42%	1.97%
Bloomberg U.S. Government/Mortgage Index ∆	6.08%	0.20%	1.40%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,021,981,426	Average Effective Maturity (yrs):	5.6
Total Number of Holdings:	771	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	7,105,080
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.5%
AA	1.5%
A	0.2%
U.S. Government	36.1%
Federal Agencies	53.5%
Not Rated	0.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFGA-ANN

MFS® Government
Securities Fund

Class B-MFGBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$156	1.52%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class B shares of the MFS Government Securities Fund (fund) provided a total return of 4.79%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 6.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and an overweight exposure to Agency MBS, specifically an out of benchmark exposure to collateralized mortgage obligations (CMO) aided relative performance.
    The fund's yield curve positioning further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's shorter duration stance in interest rate swaps held back relative results as interest rates generally declined during the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	4.79%	(0.91)%	0.23%
B with CDSC (declining over six years from 4% to 0%)×	0.79%	(1.27)%	0.23%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	0.42%	1.97%
Bloomberg U.S. Government/Mortgage Index ∆	6.08%	0.20%	1.40%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,021,981,426	Average Effective Maturity (yrs):	5.6
Total Number of Holdings:	771	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	7,105,080
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.5%
AA	1.5%
A	0.2%
U.S. Government	36.1%
Federal Agencies	53.5%
Not Rated	0.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFGB-ANN

MFS® Government
Securities Fund

Class C-MFGDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$155	1.51%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class C shares of the MFS Government Securities Fund (fund) provided a total return of 4.90%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 6.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and an overweight exposure to Agency MBS, specifically an out of benchmark exposure to collateralized mortgage obligations (CMO) aided relative performance.
    The fund's yield curve positioning further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's shorter duration stance in interest rate swaps held back relative results as interest rates generally declined during the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	4.90%	(0.90)%	0.23%
C with CDSC (1% for 12 months)×	3.90%	(0.90)%	0.23%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	0.42%	1.97%
Bloomberg U.S. Government/Mortgage Index ∆	6.08%	0.20%	1.40%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,021,981,426	Average Effective Maturity (yrs):	5.6
Total Number of Holdings:	771	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	7,105,080
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.5%
AA	1.5%
A	0.2%
U.S. Government	36.1%
Federal Agencies	53.5%
Not Rated	0.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFGC-ANN

MFS® Government
Securities Fund

Class I-MGSIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$53	0.51%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class I shares of the MFS Government Securities Fund (fund) provided a total return of 5.95%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 6.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and an overweight exposure to Agency MBS, specifically an out of benchmark exposure to collateralized mortgage obligations (CMO) aided relative performance.
    The fund's yield curve positioning further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's shorter duration stance in interest rate swaps held back relative results as interest rates generally declined during the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	5.95%	0.09%	1.23%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	0.42%	1.97%
Bloomberg U.S. Government/Mortgage Index ∆	6.08%	0.20%	1.40%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,021,981,426	Average Effective Maturity (yrs):	5.6
Total Number of Holdings:	771	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	7,105,080
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.5%
AA	1.5%
A	0.2%
U.S. Government	36.1%
Federal Agencies	53.5%
Not Rated	0.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFGI-ANN

MFS® Government
Securities Fund

Class R1-MFGGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$156	1.52%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R1 shares of the MFS Government Securities Fund (fund) provided a total return of 4.79%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 6.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and an overweight exposure to Agency MBS, specifically an out of benchmark exposure to collateralized mortgage obligations (CMO) aided relative performance.
    The fund's yield curve positioning further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's shorter duration stance in interest rate swaps held back relative results as interest rates generally declined during the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	4.79%	(0.91)%	0.23%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	0.42%	1.97%
Bloomberg U.S. Government/Mortgage Index ∆	6.08%	0.20%	1.40%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,021,981,426	Average Effective Maturity (yrs):	5.6
Total Number of Holdings:	771	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	7,105,080
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Purchased Options	0.0%
Composition including fixed income credit quality
AAA	5.5%
AA	1.5%
A	0.2%
U.S. Government	36.1%
Federal Agencies	53.5%
Not Rated	0.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFGR1-ANN

MFS® Government
Securities Fund
Class R2-MGVSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$105	1.02%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R2 shares of the MFS Government Securities Fund (fund) provided a total return of 5.31%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 6.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and an overweight exposure to Agency MBS, specifically an out of benchmark exposure to collateralized mortgage obligations (CMO) aided relative performance.
    The fund's yield curve positioning further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's shorter duration stance in interest rate swaps held back relative results as interest rates generally declined during the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	5.31%	(0.41)%	0.73%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	0.42%	1.97%
Bloomberg U.S. Government/Mortgage Index ∆	6.08%	0.20%	1.40%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,021,981,426	Average Effective Maturity (yrs):	5.6
Total Number of Holdings:	771	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	7,105,080
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Purchased Options	0.0%
Composition including fixed income credit quality
AAA	5.5%
AA	1.5%
A	0.2%
U.S. Government	36.1%
Federal Agencies	53.5%
Not Rated	0.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFGR2-ANN

MFS® Government
Securities Fund
Class R3-MFGHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$79	0.77%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R3 shares of the MFS Government Securities Fund (fund) provided a total return of 5.69%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 6.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and an overweight exposure to Agency MBS, specifically an out of benchmark exposure to collateralized mortgage obligations (CMO) aided relative performance.
    The fund's yield curve positioning further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's shorter duration stance in interest rate swaps held back relative results as interest rates generally declined during the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	5.69%	(0.16)%	0.98%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	0.42%	1.97%
Bloomberg U.S. Government/Mortgage Index ∆	6.08%	0.20%	1.40%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,021,981,426	Average Effective Maturity (yrs):	5.6
Total Number of Holdings:	771	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	7,105,080
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Purchased Options	0.0%
Composition including fixed income credit quality
AAA	5.5%
AA	1.5%
A	0.2%
U.S. Government	36.1%
Federal Agencies	53.5%
Not Rated	0.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFGR3-ANN

MFS® Government
Securities Fund

Class R4-MFGJX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$52	0.51%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R4 shares of the MFS Government Securities Fund (fund) provided a total return of 5.83%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 6.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and an overweight exposure to Agency MBS, specifically an out of benchmark exposure to collateralized mortgage obligations (CMO) aided relative performance.
    The fund's yield curve positioning further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's shorter duration stance in interest rate swaps held back relative results as interest rates generally declined during the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	5.83%	0.09%	1.24%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	0.42%	1.97%
Bloomberg U.S. Government/Mortgage Index ∆	6.08%	0.20%	1.40%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 5.95%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,021,981,426	Average Effective Maturity (yrs):	5.6
Total Number of Holdings:	771	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	7,105,080
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.5%
AA	1.5%
A	0.2%
U.S. Government	36.1%
Federal Agencies	53.5%
Not Rated	0.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFGR4-ANN

MFS® Government
Securities Fund

Class R6-MFGKX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Government Securities Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$43	0.42%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R6 shares of the MFS Government Securities Fund (fund) provided a total return of 5.93%, at net asset value. This compares with a return of 6.26% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund's other benchmark, the Bloomberg U.S. Government/Mortgage Index, generated a return of 6.08%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's underweight exposure to the treasury sector, and an overweight exposure to Agency MBS, specifically an out of benchmark exposure to collateralized mortgage obligations (CMO) aided relative performance.
    The fund's yield curve positioning further supported the fund's relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Government/Mortgage Index:
    The fund's shorter duration stance in interest rate swaps held back relative results as interest rates generally declined during the reporting period.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	5.93%	0.19%	1.34%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	6.26%	0.42%	1.97%
Bloomberg U.S. Government/Mortgage Index ∆	6.08%	0.20%	1.40%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,021,981,426	Average Effective Maturity (yrs):	5.6
Total Number of Holdings:	771	Average Effective Duration (yrs):	5.6
Total Management Fee ($)#:	7,105,080
Portfolio Turnover Rate (%):	139
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Fixed Income	96.8%
Money Market Funds	3.2%
Purchased Options	0.0%
Composition including fixed income credit
quality
AAA	5.5%
AA	1.5%
A	0.2%
U.S. Government	36.1%
Federal Agencies	53.5%
Not Rated	0.0%
Money Market Funds	3.2%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MFGR6-ANN

MFS® New Discovery
Value Fund

Class A-NDVAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$128	1.21%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class A shares of the MFS New Discovery Value Fund (fund) provided a total return of 10.80%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 24.95%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the health care and materials sectors held back relative results.
    Security selection within the energy and consumer discretionary sectors also detracted from the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests. This graph includes the deduction of the maximum applicable sales charge.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	10.80%	7.36%	11.37%
A with initial sales charge (5.75%)	4.43%	6.10%	10.72%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	12.80%	15.08%
Russell 2000® Value Index ∆	24.95%	7.67%	10.90%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 10.86%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,737,358,846	Total Management Fee ($)#:	22,577,888
Total Number of Holdings:	136	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	22.0%
Industrials	13.9%
Information Technology	10.3%
Health Care	9.7%
Consumer Discretionary	8.5%
Materials	8.4%
Energy	7.9%
Real Estate	7.4%
Utilities	6.9%
Communication Services	2.1%
Consumer Staples	1.7%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDVA-ANN

MFS® New Discovery
Value Fund

Class B-NDVBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$206	1.96%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class B shares of the MFS New Discovery Value Fund (fund) provided a total return of 10.02%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 24.95%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the health care and materials sectors held back relative results.
    Security selection within the energy and consumer discretionary sectors also detracted from the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	10.02%	6.57%	10.55%
B with CDSC (declining over six years from 4% to 0%)×	6.04%	6.27%	10.55%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	12.80%	15.08%
Russell 2000® Value Index ∆	24.95%	7.67%	10.90%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,737,358,846	Total Management Fee ($)#:	22,577,888
Total Number of Holdings:	136	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	22.0%
Industrials	13.9%
Information Technology	10.3%
Health Care	9.7%
Consumer Discretionary	8.5%
Materials	8.4%
Energy	7.9%
Real Estate	7.4%
Utilities	6.9%
Communication Services	2.1%
Consumer Staples	1.7%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDVB-ANN

MFS® New Discovery
Value Fund

Class C-NDVCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$206	1.96%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class C shares of the MFS New Discovery Value Fund (fund) provided a total return of 9.95%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 24.95%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the health care and materials sectors held back relative results.
    Security selection within the energy and consumer discretionary sectors also detracted from the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	9.95%	6.55%	10.54%
C with CDSC (1% for 12 months)×	8.96%	6.55%	10.54%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	12.80%	15.08%
Russell 2000® Value Index ∆	24.95%	7.67%	10.90%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
CDSC – Contingent Deferred Sales Charge.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 10.01%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,737,358,846	Total Management Fee ($)#:	22,577,888
Total Number of Holdings:	136	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	22.0%
Industrials	13.9%
Information Technology	10.3%
Health Care	9.7%
Consumer Discretionary	8.5%
Materials	8.4%
Energy	7.9%
Real Estate	7.4%
Utilities	6.9%
Communication Services	2.1%
Consumer Staples	1.7%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDVC-ANN

MFS® New Discovery
Value Fund

Class I-NDVIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$101	0.96%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class I shares of the MFS New Discovery Value Fund (fund) provided a total return of 11.12%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 24.95%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the health care and materials sectors held back relative results.
    Security selection within the energy and consumer discretionary sectors also detracted from the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	11.12%	7.63%	11.65%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	12.80%	15.08%
Russell 2000® Value Index ∆	24.95%	7.67%	10.90%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,737,358,846	Total Management Fee ($)#:	22,577,888
Total Number of Holdings:	136	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	22.0%
Industrials	13.9%
Information Technology	10.3%
Health Care	9.7%
Consumer Discretionary	8.5%
Materials	8.4%
Energy	7.9%
Real Estate	7.4%
Utilities	6.9%
Communication Services	2.1%
Consumer Staples	1.7%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDVI-ANN

MFS® New Discovery
Value Fund

Class R1-NDVRX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$206	1.96%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R1 shares of the MFS New Discovery Value Fund (fund) provided a total return of 9.96%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 24.95%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the health care and materials sectors held back relative results.
    Security selection within the energy and consumer discretionary sectors also detracted from the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	9.96%	6.56%	10.54%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	12.80%	15.08%
Russell 2000® Value Index ∆	24.95%	7.67%	10.90%
∆	Source: FactSet Research Systems Inc.
If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 10.03%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,737,358,846	Total Management Fee ($)#:	22,577,888
Total Number of Holdings:	136	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	22.0%
Industrials	13.9%
Information Technology	10.3%
Health Care	9.7%
Consumer Discretionary	8.5%
Materials	8.4%
Energy	7.9%
Real Estate	7.4%
Utilities	6.9%
Communication Services	2.1%
Consumer Staples	1.7%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDVR1-ANN

MFS® New Discovery
Value Fund

Class R2-NDVSX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$154	1.46%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R2 shares of the MFS New Discovery Value Fund (fund) provided a total return of 10.57%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 24.95%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the health care and materials sectors held back relative results.
    Security selection within the energy and consumer discretionary sectors also detracted from the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	10.57%	7.09%	11.10%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	12.80%	15.08%
Russell 2000® Value Index ∆	24.95%	7.67%	10.90%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,737,358,846	Total Management Fee ($)#:	22,577,888
Total Number of Holdings:	136	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	22.0%
Industrials	13.9%
Information Technology	10.3%
Health Care	9.7%
Consumer Discretionary	8.5%
Materials	8.4%
Energy	7.9%
Real Estate	7.4%
Utilities	6.9%
Communication Services	2.1%
Consumer Staples	1.7%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDVR2-ANN

MFS® New Discovery
Value Fund

Class R3-NDVTX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$128	1.21%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R3 shares of the MFS New Discovery Value Fund (fund) provided a total return of 10.84%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 24.95%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the health care and materials sectors held back relative results.
    Security selection within the energy and consumer discretionary sectors also detracted from the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	10.84%	7.37%	11.38%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	12.80%	15.08%
Russell 2000® Value Index ∆	24.95%	7.67%	10.90%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,737,358,846	Total Management Fee ($)#:	22,577,888
Total Number of Holdings:	136	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	22.0%
Industrials	13.9%
Information Technology	10.3%
Health Care	9.7%
Consumer Discretionary	8.5%
Materials	8.4%
Energy	7.9%
Real Estate	7.4%
Utilities	6.9%
Communication Services	2.1%
Consumer Staples	1.7%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDVR3-ANN

MFS® New Discovery
Value Fund

Class R4-NDVUX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$101	0.96%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R4 shares of the MFS New Discovery Value Fund (fund) provided a total return of 11.11%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 24.95%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the health care and materials sectors held back relative results.
    Security selection within the energy and consumer discretionary sectors also detracted from the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	11.11%	7.63%	11.65%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	12.80%	15.08%
Russell 2000® Value Index ∆	24.95%	7.67%	10.90%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,737,358,846	Total Management Fee ($)#:	22,577,888
Total Number of Holdings:	136	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	22.0%
Industrials	13.9%
Information Technology	10.3%
Health Care	9.7%
Consumer Discretionary	8.5%
Materials	8.4%
Energy	7.9%
Real Estate	7.4%
Utilities	6.9%
Communication Services	2.1%
Consumer Staples	1.7%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDVR4-ANN

MFS® New Discovery
Value Fund

Class R6-NDVVX
Annual Shareholder Report
This annual shareholder report contains important information about MFS New Discovery Value Fund for the period of March 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$91	0.86%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended February 28, 2026, Class R6 shares of the MFS New Discovery Value Fund (fund) provided a total return of 11.27%, at net asset value. This compares with a return of 17.02% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Value Index, generated a return of 24.95%.
  Global equity markets reached record levels during the period, withstanding considerable volatility amid tariffs, geopolitical conflict and high levels of uncertainty. A new geopolitical event rattled markets at the end of the period as US and Israeli forces launched strikes against Iran, disrupting Mideast oil and natural gas exports.  During the period, a pro-growth tax and spending bill was signed into law in the US, while in Europe, renewed focus on defense and infrastructure spending brightened the economic outlook. In Japan, the election of a pro-growth prime minister sent stocks to new highs. Optimism over artificial intelligence remained high, though enthusiasm moderated near the end of the period.
  Considerable progress was made in trade talks between the US and many major trading partners, with a fragile truce between the US and China extended through late 2026. While the US Supreme Court struck down part of the Trump administration’s tariff strategy, the administration deployed other authorities to largely replace the ones that were ruled unconstitutional.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. Amid a difficult policymaking environment and slower job growth, the Federal Reserve resumed easing policy in September and delivered quarter-point rate cuts in October and December before pausing.
  In fixed income markets, global bond yields peaked near the start of the reporting period, then gradually declined, ending the reporting period marginally lower than at the start of the period, while experiencing waves of volatility in between. Both credit spreads and US bond market volatility (as measured by the Merrill Lynch Option Volatility Estimate (MOVE) Index), ended near session lows after rising in April and May due to tariff concerns.
  Top contributors to performance relative to the Russell 2000® Value Index:
    Security selection within the industrials sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Value Index:
    Stock selection within the health care and materials sectors held back relative results.
    Security selection within the energy and consumer discretionary sectors also detracted from the fund's relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.
Average Annual Total Returns through 2/28/26
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	11.27%	7.74%	11.77%
Comparative Benchmark(s)
Russell 3000® Index ∆	17.02%	12.80%	15.08%
Russell 2000® Value Index ∆	24.95%	7.67%	10.90%
∆	Source: FactSet Research Systems Inc.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,737,358,846	Total Management Fee ($)#:	22,577,888
Total Number of Holdings:	136	Portfolio Turnover Rate (%):	47
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	98.8%
Money Market Funds	1.2%
Equity sectors
Financials	22.0%
Industrials	13.9%
Information Technology	10.3%
Health Care	9.7%
Consumer Discretionary	8.5%
Materials	8.4%
Energy	7.9%
Real Estate	7.4%
Utilities	6.9%
Communication Services	2.1%
Consumer Staples	1.7%
Top ten holdings
Element Solutions, Inc.	1.4%
Prosperity Bancshares, Inc.	1.3%
Plains GP Holdings LP	1.3%
Portland General Electric Co.	1.2%
OR Royalties, Inc.	1.2%
Columbia Banking System, Inc.	1.2%
First Interstate BancSystem, Inc.	1.2%
Timken Co.	1.2%
Popular, Inc.	1.2%
Nexstar Media Group, Inc.	1.2%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
NDVR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr. and Ms. Paula E. Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis and Ms. Smith are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to certain series of the Registrant and Ernst & Young LLP (“E&Y”) to serve in the same capacity to certain other series of the Registrant (each a "Fund" and collectively the "Funds"). The tables below set forth the audit fees billed to each Fund as well as fees for non-audit services provided to each Fund and/or to each Fund's investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds (“MFS Related Entities”).

For the fiscal years ended February 28, 2026 and February 28, 2025, respectively, audit fees billed to each Fund by Deloitte and E&Y were as follows:

Fees billed by Deloitte:		Audit Fees
	2026	2025
MFS Government Securities Fund	71,432	69,375

Fees billed by E&Y:		Audit Fees
	2026	2025
MFS Diversified Income Fund	77,035	74,815
MFS New Discovery Value Fund	58,154	58,154
Total	135,189	132,969

For the fiscal years ended February 28, 2026 and February 28, 2025, respectively, fees billed by Deloitte and E&Y for audit-related, tax and other services provided to each Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS Government	0	0	0	0	0	0
Securities Fund

Fees billed by Deloitte:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2026	2025	2026	2025	2026	2025
To MFS and MFS Related
Entities of MFS Government	0	0	0	0	217,540	234,973
Securities Fund*

Fees billed by Deloitte:			Aggregate fees for non-audit services
			2026		2025
To MFS Government Securities Fund, MFS			217,540		252,900
and MFS Related Entities#

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2026	2025	2026	2025	2026	2025
To MFS Diversified Income	0	0	632	660	0	0
Fund
To MFS New Discovery	0	0	632	660	0	0
Value Fund
Total fees billed by E&Y	0	0	1,264	1,320	0	0
To above Funds
Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees4
	2026	2025	2026	2025	2026	2025
To MFS and MFS Related
Entities of MFS Diversified	0	0	0	0	245,568	3,600
Income Fund*
To MFS and MFS Related
Entities of MFS New	0	0	0	0	245,568	3,600
Discovery Value Fund*
Fees billed by E&Y:	Aggregate fees for non-audit services
	2026	2025
To MFS Diversified Income Fund, MFS and	392,678	334,251
MFS Related Entities#
To MFS New Discovery Value Fund, MFS	392,678	334,251
and MFS Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by Deloitte or E&Y, as the case may be, for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities. If applicable the fees are converted to USD as of the payment date.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

4 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of

Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre- approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Diversified Income Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Diversified Income Fund
Portfolio of Investments − 2/28/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 40.7%
Aerospace & Defense – 0.3%
Boeing Co., 5.15%, 5/01/2030	$561,000	$581,050
Boeing Co., 5.805%, 5/01/2050	2,114,000	2,122,541
Czechoslovak Group A.S., 6.5%, 1/10/2031 (n)	403,000	421,705
Huntington Ingalls Industries, Inc., 5.749%, 1/15/2035	324,000	346,579
L3Harris Technologies, Inc., 5.4%, 1/15/2027	493,000	499,535
L3Harris Technologies, Inc., 5.4%, 7/31/2033	1,060,000	1,116,761
		$5,088,171
Asset-Backed & Securitized – 1.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.991%, 11/15/2054 (i)	$6,344,963	$217,226
AmeriCredit Automobile Receivables Trust, 2026-1, “A”, 4.16%, 7/12/2029 (n)	891,000	891,007
Angel Oak Mortgage Trust, 2024-13, “A1”, 5.464%, 12/26/2069 (n)	737,056	742,962
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 5.474% ((SOFR - 1mo. + 0.11448%) + 1.7%), 11/15/2036 (n)	484,000	483,994
ARDN Mortgage Trust, 2025-ARCP, “A”, FLR, 5.41% (SOFR - 1mo. + 1.75%), 6/15/2035 (n)	1,097,000	1,099,635
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.31% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	946,500	943,163
AREIT 2023-CRE8 Trust, “A”, FLR, 5.776% (SOFR - 1mo. + 2.1118%), 8/17/2041 (n)	142,661	142,752
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	74,863	75,352
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.298% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	900,000	901,957
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.538%, 2/15/2054 (i)	3,349,296	201,608
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.437%, 12/15/2055 (i)	4,153,742	136,393
BDS 2024-FL13 Ltd., “A”, FLR, 5.242% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	365,500	366,382
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.128%, 3/15/2054 (i)	6,614,529	259,162
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.843%, 6/15/2054 (i)	6,294,483	194,595
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)	7,347,071	333,713
Benchmark 2022-B36 Mortgage Trust, “XA”, 0.638%, 7/15/2055 (i)	6,956,840	267,221
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	136,672	141,411
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 4.758% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	361,427	362,936
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.815%, 12/15/2072 (i)(n)	8,395,041	232,593
Colt Funding LLC, 2024-6, “A1”, 5.39%, 11/25/2069 (n)	572,243	576,298
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.757%, 4/15/2054 (i)	4,768,865	132,050
Commercial Mortgage Pass-Through Certificates, 2022-BN43, “XA”, 0.893%, 8/15/2055 (i)	7,871,715	372,798
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	201,342	205,947
ELM Trust, 2024-ELM, “A10”, 5.994%, 6/10/2039 (n)	1,030,787	1,035,419
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)	234,585	239,913
GLS Auto Select Receivables Trust, 2026-1A, “A2”, 4.04%, 11/15/2028 (n)	316,000	315,990
Home Owner Mortgage Enhanced, 5.077%, 8/25/2060 (n)	437,733	440,743
JP Morgan Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	163,115	163,621
KREF 2018-FT1 Ltd., “A”, FLR, 4.849% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	118,499	118,477
KREF 2018-FT1 Ltd., “AS”, FLR, 5.079% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	526,000	525,426
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.524% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	196,839	196,593
MF1 2024-FL5 LLC, “A”, FLR, 5.352% (SOFR - 1mo. + 1.688%), 8/18/2041 (n)	1,151,000	1,153,366
MF1 2021-FL7 Ltd., “A”, FLR, 4.861% ((SOFR - 1mo. + 0.11448%) + 1.08%), 10/16/2036 (n)	239,702	239,649
MF1 2022-FL8 Ltd., “A”, FLR, 5.017% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	545,752	545,750
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.806%, 12/15/2051 (i)	8,708,890	164,022
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.26%, 5/15/2054 (i)	2,630,823	112,494
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	273,883	274,298
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	326,303	329,385
Morgan Stanley Residential Mortgage Loan Trust, 2026-INV1, “A9”, FLR, 4.807% (SOFR - 1mo. + 1.15%), 2/25/2061 (n)	265,828	265,926
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	493,468	493,662
DIFFS-ANN

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
New Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 4.833%, 2/25/2066 (n)	$973,689	$974,449
OBX Trust, 2024-NQM1, “A1”, 5.928%, 11/25/2063 (n)	228,628	230,120
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	61,711	62,139
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	150,403	151,336
OBX Trust, 2024-NQM16, “A1”, 5.53%, 10/25/2064 (n)	287,803	290,706
OBX Trust, 2024-NQM3, “A1”, 6.129%, 12/25/2063 (n)	285,148	287,698
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	269,483	272,345
Palmer Square Loan Funding 2024-3A Ltd., “A2R”, FLR, 4.81% (SOFR - 3mo. + 1.15%), 8/08/2032 (n)	250,000	250,046
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 5.072% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	1,225,000	1,225,674
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	208,000	209,833
PFS Financing Corp., 2025-A, “A”, FLR, 4.308% (SOFR - 1mo. + 0.65%), 1/15/2029 (n)	692,000	692,790
PMT Loan Trust, 2026-CNF1, “A26”, FLR, 4.867% (SOFR - 1mo. + 1.2%), 1/25/2057 (n)	182,017	182,005
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.81% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	975,706	975,687
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	349,111	352,810
Provident Funding Mortgage Trust, 2025-3, “A4”, 5.5%, 8/25/2055 (n)	861,054	870,313
RCKT Trust, 2025-1A,“A”, 4.9%, 7/25/2034 (n)	116,182	116,458
Santander Drive Auto Receivables Trust, 2026-1, “A2”, 4.04%, 3/15/2029	321,000	321,118
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.217% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	948,207	948,520
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	133,291	133,996
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	226,541	227,725
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.928%, 1/15/2052 (i)(n)	4,816,224	99,389
		$24,771,046
Automotive – 0.2%
Cummins, Inc., 5.45%, 2/20/2054	$638,000	$638,828
Ford Motor Credit Co. LLC, 6.95%, 6/10/2026	946,000	950,888
Hyundai Capital America, 6.375%, 4/08/2030 (n)	1,018,000	1,094,627
Hyundai Capital America, 4.5%, 9/18/2030 (n)	199,000	200,912
Volkswagen Group of America Finance LLC, 4.45%, 9/11/2027 (n)	404,000	406,150
		$3,291,405
Broadcasting – 0.2%
Prosus N.V., 4.193%, 1/19/2032 (n)	$625,000	$606,925
Prosus N.V., 4.027%, 8/03/2050 (n)	852,000	607,737
Walt Disney Co., 3.5%, 5/13/2040	885,000	750,205
Walt Disney Co., 3.8%, 5/13/2060	561,000	415,611
WMG Acquisition Corp., 3.75%, 12/01/2029 (n)	588,000	565,674
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	781,000	749,635
		$3,695,787
Brokerage & Asset Managers – 0.5%
Charles Schwab Corp., 6.136% to 8/24/2033, FLR (SOFR - 1 day + 2.01%) to 8/24/2034	$500,000	$546,464
Charles Schwab Corp., 4.914% to 11/14/2035, FLR (SOFR - 1 day + 1.23%) to 11/14/2036	977,000	977,293
Citadel Securities Global Holdings LLC, 5.5%, 6/18/2030 (n)	893,000	918,726
Jefferies Financial Group, Inc., 5.5%, 2/15/2036	910,000	894,981
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	440,000	439,730
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	1,273,000	1,245,586
LPL Holdings, Inc., 5.65%, 3/15/2035	902,000	915,236
LSEGA Finance PLC, 2%, 4/06/2028 (n)	1,473,000	1,413,903
The Carlyle Group, Inc., 5.05%, 9/19/2035	1,227,000	1,212,115
		$8,564,034

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 0.2%
Ferguson Enterprises, Inc., 5%, 10/03/2034		$1,387,000	$1,409,061
JH North America Holdings, Inc., 5.875%, 1/31/2031 (n)		565,000	577,041
JH North America Holdings, Inc., 6.125%, 7/31/2032 (n)		516,000	529,599
Vulcan Materials Co., 3.5%, 6/01/2030		532,000	520,278
Vulcan Materials Co., 4.5%, 6/15/2047		419,000	365,192
Vulcan Materials Co., 5.7%, 12/01/2054		581,000	585,941
			$3,987,112
Business Services – 0.1%
Accenture Capital, Inc., 4.25%, 10/04/2031		$416,000	$417,563
Accenture Capital, Inc., 4.5%, 10/04/2034		283,000	279,951
Fiserv, Inc., 4.4%, 7/01/2049		682,000	539,660
Mastercard, Inc., 3.85%, 3/26/2050		977,000	777,157
Paychex, Inc., 5.1%, 4/15/2030		372,000	379,907
Paychex, Inc., 5.35%, 4/15/2032		429,000	439,962
			$2,834,200
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$504,000	$526,462
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047		675,000	562,606
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.7%, 12/01/2055		263,000	256,515
Comcast Corp., 5.35%, 5/15/2053		1,175,000	1,082,287
United Group B.V., 6.25%, 1/31/2032 (n)	EUR	520,000	629,925
Videotron Ltd., 3.625%, 6/15/2029 (n)		$855,000	836,008
Videotron Ltd., 5.7%, 1/15/2035 (n)		898,000	928,313
			$4,822,116
Chemicals – 0.1%
Maxam Prill S.à r.l., 7.75%, 7/15/2030 (n)		$705,000	$736,782
Momentive Performance Materials, Inc., 4.125%, 10/22/2028 (n)		913,000	915,236
			$1,652,018
Computer Software – 0.3%
JSC Kaspi, 6.25%, 3/26/2030 (n)		$1,064,000	$1,095,076
Microsoft Corp., 2.525%, 6/01/2050		1,429,000	889,741
Microsoft Corp., 2.5%, 9/15/2050		1,594,000	983,921
Oracle Corp., 4.95%, 2/04/2031		726,000	724,513
Oracle Corp., 4.8%, 9/26/2032		273,000	266,755
Oracle Corp., 5.35%, 5/04/2033		929,000	932,132
Oracle Corp., 5.7%, 2/04/2036		576,000	576,323
Oracle Corp., 4%, 7/15/2046		598,000	417,166
			$5,885,627
Computer Software - Systems – 0.1%
Apple, Inc., 2.65%, 5/11/2050		$1,640,000	$1,044,907
Conglomerates – 0.3%
GE Vernova, Inc., 4.875%, 2/04/2036		$819,000	$829,363
nVent Finance S.à r.l., 5.65%, 5/15/2033		952,000	1,006,063
Regal Rexnord Corp., 6.05%, 4/15/2028		1,122,000	1,163,427
Regal Rexnord Corp., 6.3%, 2/15/2030		724,000	773,062
Regal Rexnord Corp., 6.4%, 4/15/2033		258,000	280,530
Westinghouse Air Brake Technologies Corp., 4.7%, 9/15/2028		1,231,000	1,250,205

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/2034		$527,000	$558,852
			$5,861,502
Consumer Products – 0.1%
Haleon US Capital LLC, 3.625%, 3/24/2032		$935,000	$900,893
L'Oréal S.A., 5%, 5/20/2035 (n)		662,000	688,436
Mattel, Inc., 3.75%, 4/01/2029 (n)		482,000	472,605
			$2,061,934
Consumer Services – 0.2%
CBRE Group, Inc., 5.95%, 8/15/2034		$959,000	$1,025,660
Meituan, 4.5%, 5/05/2031 (n)		786,000	785,043
Rentokil Terminix LLC, 5%, 4/28/2030 (n)		1,156,000	1,183,603
			$2,994,306
Containers – 0.1%
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		$2,000,000	$1,937,240
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 5.875%, 4/10/2034		$906,000	$954,574
Electronics – 0.2%
Broadcom, Inc., 5.05%, 7/12/2029		$502,000	$519,412
Broadcom, Inc., 5.2%, 7/15/2035		850,000	878,486
Broadcom, Inc., 4.8%, 2/15/2036		576,000	577,422
Broadcom, Inc., 5.7%, 1/15/2056		605,000	621,256
Intel Corp., 5.7%, 2/10/2053		488,000	463,474
			$3,060,050
Emerging Market Quasi-Sovereign – 3.5%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$870,000	$808,484
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		1,214,000	1,286,045
Abu Dhabi Developmental Holding Co. PJSC, 5%, 5/06/2035 (n)		864,000	886,242
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/2054 (n)		718,000	696,047
Al Jawaher Assets Co. SPC (Sultanate of Oman), 4.662%, 10/29/2030 (n)		803,000	793,302
Avilease Capital Ltd. (Kingdom of Saudi Arabia), 4.75%, 11/12/2030 (n)		1,002,000	998,554
Baiterek National Managing Holding JSC (Republic of Kazakhstan), 5.45%, 5/08/2028 (n)		640,000	652,729
Baiterek National Managing Holding JSC (Republic of Kazakhstan), 4.65%, 10/01/2030 (n)		751,000	748,253
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		1,041,000	1,091,042
Bank Gospodarstwa Krajowego (Republic of Poland), 4.25%, 3/18/2037	EUR	844,000	1,040,269
Bulgarian Energy Holding EAD, 2.45%, 7/22/2028		1,054,000	1,209,003
Bulgarian Energy Holding EAD, 4.25%, 6/19/2030		515,000	607,859
Chile Electricity Lux MPC II S.à r.l., 6.01%, 1/20/2033 (n)		$411,940	433,014
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		664,703	686,565
Chile Electricity Lux MPC II S.à r.l., 5.672%, 10/20/2035 (n)		708,736	735,719
Codelco, Inc. (Republic of Chile), 6.33%, 1/13/2035 (n)		720,000	778,954
Codelco, Inc. (Republic of Chile), 6.44%, 1/26/2036 (n)		597,000	653,095
Codelco, Inc. (Republic of Chile), 5.529%, 1/30/2037 (n)		688,000	704,512
Codelco, Inc. (Republic of Chile), 6.78%, 1/13/2055 (n)		817,000	901,135
Comision Federal de Electricidad (United Mexican States), 6.045%, 1/28/2034 (n)		1,464,000	1,480,470
Comision Federal de Electricidad (United Mexican States), 6.5%, 1/28/2051 (n)		414,000	419,071
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		1,013,000	1,059,345
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)		423,000	438,162

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
DAE Funding LLC (United Arab Emirates), 4.95%, 1/15/2033 (n)		$700,000	$695,839
DAE Sukuk (DIFC) Ltd. (United Arab Emirates), 4.5%, 10/16/2030 (n)		735,000	728,567
Development Bank of Kazakhstan JSC, 5.625%, 4/07/2030 (n)		592,000	614,544
Dhafra PV2 Energy Co. LLC (United Arab Emirates), 5.794%, 6/30/2053 (n)		816,000	840,507
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		878,000	820,400
Ecopetrol S.A. (Republic of Colombia), 8.375%, 1/19/2036		724,000	744,019
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		495,000	505,955
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		432,000	460,548
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		487,000	512,000
Empresa Nacional del Petroleo (Republic of Chile), 4.5%, 9/14/2047		895,000	758,050
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028 (n)		684,000	706,263
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		1,143,000	1,208,436
Export-Import Bank of India, 5.5%, 1/13/2035 (n)		1,099,000	1,158,378
Export-Import Bank of India, 5%, 1/12/2036 (n)		1,048,000	1,065,819
Export-Import Bank of India, 5.75%, 1/12/2056 (n)		455,000	473,402
Grupo Energia Bogota S.A. ESP (Republic of Colombia), 5.75%, 10/22/2035 (n)		687,000	674,806
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		1,354,000	1,262,205
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029 (n)		399,000	438,449
Ma'aden Sukuk Ltd. (Kingdom of Saudi Arabia), 5.25%, 2/13/2030 (n)		1,287,000	1,321,589
Ma'aden Sukuk Ltd. (Kingdom of Saudi Arabia), 5.25%, 1/29/2036 (n)		1,211,000	1,225,895
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		798,000	822,088
Magyar Fejlesztesi Bank Zrt. (Republic of Hungary), 4.375%, 6/27/2030	EUR	523,000	636,551
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		$852,000	907,856
National Bank of Uzbekistan, 8.5%, 7/05/2029		668,000	724,598
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.75%, 5/14/2030 (n)		1,234,000	1,300,719
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		752,000	808,318
OCP S.A. (Kingdom of Morocco), 6.1%, 4/30/2030 (n)		316,000	330,220
OCP S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		1,309,000	1,417,814
OCP S.A. (Kingdom of Morocco), 6.7%, 3/01/2036 (n)		723,000	779,574
OCP S.A. (Kingdom of Morocco), 5.125%, 6/23/2051 (n)		1,376,000	1,148,844
OCP S.A. (Kingdom of Morocco), 7.5%, 5/02/2054 (n)		1,481,000	1,665,077
Ooredoo International Finance Ltd. (State of Qatar), 4.625%, 10/10/2034 (n)		662,000	671,169
Petroleos Mexicanos, 6.75%, 9/21/2047		1,119,000	930,678
Petroleos Mexicanos, 6.35%, 2/12/2048		1,147,000	919,460
Petroleos Mexicanos, 7.69%, 1/23/2050		1,840,000	1,680,034
Petroleos Mexicanos, 6.95%, 1/28/2060		739,000	609,786
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031 (n)		1,199,000	1,249,083
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		1,187,000	1,250,765
PETRONAS Capital Ltd. (Federation of Malaysia), 5.848%, 4/03/2055 (n)		580,000	617,824
PT Pertamina Hulu Energi (Republic of Indonesia), 5.25%, 5/21/2030 (n)		858,000	874,897
PT Perusahaan Listrik Negara (Republic of Indonesia), 5.45%, 2/03/2036 (n)		920,000	919,906
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		1,129,000	1,116,863
Republic of El Salvador, 8.65%, 1/24/2033 (n)		330,000	349,018
SA Global Sukuk Ltd. (Kingdom of Saudi Arabia), 4.125%, 9/17/2030 (n)		1,023,000	1,014,372
Saudi Arabian Oil Co., 5%, 2/02/2036 (n)		726,000	726,980
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		638,000	621,600
Saudi Arabian Oil Co., 6.375%, 6/02/2055 (n)		893,000	941,099
Sonangol Finance Ltd. (Republic of Angola), 10%, 1/29/2031 (n)		1,019,000	1,013,816
STC Sukuk Co. II Ltd. (Kingdom of Saudi Arabia), 4.489%, 1/15/2031 (n)		507,000	508,299
STC Sukuk Co. II Ltd. (Kingdom of Saudi Arabia), 5.083%, 1/15/2036 (n)		510,000	517,178
T.C. Ziraat Bankasi A.S. (Republic of Turkey), 7.25%, 2/04/2030 (n)		586,000	607,751
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		886,000	903,635
Turkiye Vakiflar Bankasi T.A.O., 6.875%, 1/07/2030 (n)		712,000	730,807
Uzbek Industrial & Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)		741,000	808,291

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Quasi-Sovereign – continued
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)		$324,000	$316,431
			$65,764,943
Emerging Market Sovereign – 9.0%
Arab Republic of Egypt, 0%, 3/03/2026	EGP	86,575,000	$1,800,733
Arab Republic of Egypt, 0%, 4/21/2026		76,625,000	1,547,958
Arab Republic of Egypt, 0%, 5/19/2026		39,250,000	779,146
Arab Republic of Egypt, 7.6%, 3/01/2029		$937,000	982,649
Arab Republic of Egypt, 5.875%, 2/16/2031		1,366,000	1,326,556
Arab Republic of Egypt, 7.903%, 2/21/2048		776,000	699,930
Benin Sukuk S.A., 6.2%, 1/29/2033 (n)		433,000	426,668
Commonwealth of Bahamas, 8.25%, 6/24/2036 (n)		915,000	1,025,285
Czech Republic, 4.9%, 4/14/2034	CZK	17,950,000	920,845
Democratic Socialist Republic of Sri Lanka, 4%, 4/15/2028 (n)		$246,838	240,111
Democratic Socialist Republic of Sri Lanka, 3.1%, 1/15/2030 (n)		271,301	270,122
Democratic Socialist Republic of Sri Lanka, 3.35%, 3/15/2033 (n)		1,630,525	1,528,617
Democratic Socialist Republic of Sri Lanka, 3.6%, 5/15/2036 (n)		565,350	563,469
Democratic Socialist Republic of Sri Lanka, 3.6%, 2/15/2038 (n)		498,971	496,515
Dominican Republic, 5.5%, 2/22/2029 (n)		931,000	947,432
Dominican Republic, 7.05%, 2/03/2031 (n)		1,196,000	1,279,600
Dominican Republic, 4.875%, 9/23/2032 (n)		839,000	806,254
Dominican Republic, 4.875%, 9/23/2032		824,000	791,839
Dominican Republic, 6%, 2/22/2033 (n)		610,000	621,724
Dominican Republic, 6.95%, 3/15/2037 (n)		717,000	768,624
Dominican Republic, 6.15%, 5/17/2038 (n)		755,000	756,510
Eagle Funding LuxCo S.à r.l. (United Mexican States), 5.5%, 8/17/2030 (n)		1,109,000	1,128,286
Federal Republic of Nigeria, 0%, 3/24/2026	NGN	1,736,133,000	1,255,849
Federal Republic of Nigeria, 0%, 6/09/2026		1,084,864,000	751,525
Federal Republic of Nigeria, 0%, 9/22/2026		1,132,434,000	747,476
Federal Republic of Nigeria, 7.875%, 2/16/2032		$704,000	736,971
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		601,000	610,664
Federal Republic of Nigeria, 7.375%, 9/28/2033		1,553,000	1,577,972
Federal Republic of Nigeria, 8.631%, 1/13/2036 (n)		703,000	755,441
Federal Republic of Nigeria, 7.696%, 2/23/2038		595,000	594,707
Federal Republic of Nigeria, 9.13%, 1/13/2046 (n)		575,000	625,071
Federative Republic of Brazil, 10%, 1/01/2029	BRL	5,356,000	983,178
Federative Republic of Brazil, 10%, 1/01/2031		3,456,000	603,467
Federative Republic of Brazil, 6.625%, 3/15/2035		$684,000	717,981
Federative Republic of Brazil, 6.25%, 5/22/2036		846,000	852,514
Federative Republic of Brazil, 7.25%, 1/12/2056		474,000	481,110
Government of Ukraine, 4%, 2/01/2032 (n)		2,512,960	1,959,594
Government of Ukraine, 0%, 2/01/2034 (n)		779,905	381,977
Government of Ukraine, 4.5%, 2/01/2034 (n)		188,729	117,210
Government of Ukraine, 0%, 2/01/2035 (n)		217,038	123,342
Government of Ukraine, 4.5%, 2/01/2035 (n)		440,367	268,459
Government of Ukraine, 0%, 2/01/2036 (n)		180,865	102,507
Government of Ukraine, 4.5%, 2/01/2036 (n)		629,096	378,454
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.5%, 4/26/2030 (n)		631,000	652,896
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.75%, 9/01/2030 (n)		672,000	701,346
Islamic Republic of Pakistan, 6%, 4/08/2026		557,000	556,710
Kingdom of Saudi Arabia, 5.125%, 1/13/2028 (n)		973,000	992,844
Kingdom of Saudi Arabia, 4.875%, 1/12/2036 (n)		835,000	838,724
Kingdom of Saudi Arabia, 4.5%, 10/26/2046		1,446,000	1,246,262
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		697,000	607,835

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		$736,000	$493,177
Kingdom of Saudi Arabia, 5.875%, 1/12/2056 (n)		968,000	972,241
Oriental Republic of Uruguay, 8%, 10/29/2035	UYU	34,699,123	946,996
Oriental Republic of Uruguay, 5.442%, 2/14/2037		$967,000	1,014,141
Oriental Republic of Uruguay, 4.975%, 4/20/2055		753,000	696,977
Oriental Republic of Uruguay, 5.25%, 9/10/2060		940,742	893,235
Republic of Angola, 9.244%, 1/15/2031 (n)		679,000	689,185
Republic of Angola, 8.75%, 4/14/2032 (n)		782,000	766,212
Republic of Angola, 9.375%, 5/08/2048		349,000	315,760
Republic of Angola, 9.125%, 11/26/2049		1,922,000	1,700,997
Republic of Argentina, 4.125%, 7/09/2035		3,927,000	2,960,173
Republic of Argentina, 5%, 1/09/2038		3,749,000	2,942,965
Republic of Argentina, 3.5%, 7/09/2041		4,236,000	2,965,200
Republic of Barbados, 8%, 6/26/2035 (n)		690,000	737,610
Republic of Benin, 7.96%, 2/13/2038 (n)		816,000	858,419
Republic of Benin, 8.375%, 1/23/2041 (n)		533,000	569,190
Republic of Chile, 4.35%, 4/13/2031		552,000	552,938
Republic of Chile, 5.65%, 1/13/2037		1,491,000	1,596,712
Republic of Colombia, 7.375%, 4/25/2030		605,000	636,490
Republic of Colombia, 6.125%, 1/21/2031		632,000	630,515
Republic of Colombia, 5%, 9/19/2032	EUR	706,000	809,159
Republic of Colombia, 6.5%, 1/21/2033		$894,000	887,572
Republic of Colombia, 8%, 11/14/2035		1,115,000	1,188,367
Republic of Colombia, 7.75%, 11/07/2036		1,152,000	1,197,504
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		701,000	762,155
Republic of Costa Rica, 7%, 4/04/2044		272,000	301,980
Republic of Costa Rica, 7.158%, 3/12/2045		1,215,000	1,361,322
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		1,919,000	2,185,357
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		1,331,000	1,425,624
Republic of Cote d'Ivoire, 8.075%, 4/01/2036 (n)		1,350,000	1,457,967
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		1,910,000	2,085,772
Republic of Cote d'Ivoire, 6.75%, 2/25/2041 (n)		623,000	593,828
Republic of Ecuador, 8.75%, 1/29/2034 (n)		1,086,000	1,093,059
Republic of Ecuador, 6.9%, 7/31/2035		2,495,789	2,263,681
Republic of Ecuador, 9.25%, 1/29/2039 (n)		1,100,000	1,113,750
Republic of Ecuador, 5%, 7/31/2040		1,402,000	1,145,434
Republic of El Salvador, 9.65%, 11/21/2054 (n)		294,000	333,690
Republic of Ghana, 5%, 7/03/2035 (n)		2,938,576	2,660,436
Republic of Guatemala, 3.7%, 10/07/2033		936,000	850,347
Republic of Guatemala, 6.6%, 6/13/2036 (n)		703,000	762,903
Republic of Guatemala, 6.25%, 8/15/2036 (n)		1,013,000	1,071,926
Republic of Guatemala, 6.55%, 2/06/2037 (n)		794,000	858,703
Republic of Guatemala, 6.875%, 8/15/2055 (n)		691,000	756,002
Republic of Honduras, 8.625%, 11/27/2034		788,000	914,395
Republic of Hungary, 5.375%, 9/26/2030 (n)		698,000	723,166
Republic of Hungary, 6.75%, 7/23/2031	HUF	238,960,000	772,614
Republic of Hungary, 5.5%, 6/16/2034 (n)		$1,509,000	1,549,512
Republic of Hungary, 6%, 9/26/2035 (n)		454,000	477,812
Republic of Hungary, 5.5%, 3/26/2036 (n)		903,000	915,804
Republic of Hungary, 5.5%, 3/26/2036		643,000	652,117
Republic of Hungary, 6.75%, 9/23/2055 (n)		698,000	751,009
Republic of Indonesia, 4.1%, 3/04/2034 (w)	EUR	515,000	611,571
Republic of Indonesia, 4.46%, 3/04/2038 (w)		430,000	510,790
Republic of Kazakhstan, 5%, 7/01/2032 (n)		$995,000	1,014,962

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Kenya, 8.8%, 10/09/2038 (n)		$588,000	$581,925
Republic of Kenya, 8.7%, 2/26/2039 (n)		648,000	632,506
Republic of Montenegro, 4.875%, 4/01/2032 (n)	EUR	430,000	523,039
Republic of Panama, 5.227%, 2/23/2034		$895,000	894,553
Republic of Panama, 6.4%, 2/14/2035		906,000	967,064
Republic of Panama, 6.7%, 1/26/2036		336,000	365,736
Republic of Panama, 5.662%, 2/23/2038		746,000	749,730
Republic of Panama, 8%, 3/01/2038		952,000	1,130,928
Republic of Panama, 4.5%, 1/19/2063		1,037,000	802,742
Republic of Paraguay, 8.5%, 4/04/2038 (n)(w)	PYG	6,685,000,000	1,040,150
Republic of Paraguay, 5.4%, 3/30/2050 (n)		$1,713,000	1,611,918
Republic of Paraguay, 5.4%, 3/30/2050		1,091,000	1,026,621
Republic of Peru, 7.6%, 8/12/2039	PEN	1,802,000	584,457
Republic of Philippines, 5%, 1/27/2036		$978,000	993,851
Republic of Poland, 5.125%, 9/18/2034		981,000	1,019,339
Republic of Poland, 5%, 10/25/2034	PLN	4,502,000	1,277,555
Republic of Poland, 5.375%, 2/12/2035		$1,349,000	1,414,916
Republic of Poland, 5%, 10/25/2035	PLN	1,599,000	449,816
Republic of Romania, 2%, 1/28/2032	EUR	625,000	649,323
Republic of Romania, 3.625%, 3/27/2032		$1,082,000	1,005,200
Republic of Romania, 4.625%, 3/04/2033 (n)(w)	EUR	970,000	1,143,330
Republic of Romania, 7.5%, 7/27/2033	RON	2,380,000	590,821
Republic of Romania, 6.375%, 1/30/2034 (n)		$554,000	586,826
Republic of Romania, 3.75%, 2/07/2034 (n)	EUR	592,000	648,463
Republic of Romania, 6%, 5/25/2034 (n)		$928,000	958,876
Republic of Romania, 7.1%, 7/31/2034	RON	1,805,000	440,889
Republic of Romania, 5.75%, 3/24/2035		$1,220,000	1,234,494
Republic of Romania, 6.625%, 5/16/2036 (n)		1,680,000	1,789,093
Republic of Romania, 5.75%, 7/04/2036 (n)(w)		1,074,000	1,077,080
Republic of Romania, 7.5%, 2/10/2037 (n)		610,000	691,424
Republic of Romania, 6.75%, 7/11/2039 (n)	EUR	644,000	816,493
Republic of Romania, 6.5%, 10/07/2045 (n)		695,000	856,530
Republic of Serbia, 6%, 6/12/2034 (n)		$657,000	693,721
Republic of South Africa, 7.1%, 11/19/2036 (n)		1,486,000	1,598,789
Republic of South Africa, 6.125%, 12/11/2037 (n)		1,159,000	1,144,165
Republic of South Africa, 6.5%, 2/28/2041	ZAR	28,272,000	1,481,398
Republic of South Africa, 8.75%, 1/31/2044		12,080,000	765,993
Republic of South Africa, 7.3%, 4/20/2052		$1,812,000	1,834,988
Republic of South Africa, 7.95%, 11/19/2054 (n)		1,529,000	1,654,044
Republic of South Africa, 7.25%, 12/11/2055 (n)		879,000	879,426
Republic of Suriname, 7.7%, 11/06/2030 (n)		336,000	345,744
Republic of Suriname, 8.5%, 11/06/2035 (n)		443,000	470,688
Republic of Turkey, 8.509%, 1/14/2029 (n)		453,000	492,817
Republic of Turkey, 5.875%, 6/26/2031		1,529,000	1,522,331
Republic of Turkey, 6.5%, 1/03/2035		592,000	589,209
Republic of Turkey, 6.95%, 9/16/2035		777,000	788,245
Republic of Turkey, 6.8%, 11/04/2036		565,000	565,147
Republic of Turkey, 6.875%, 1/14/2038		749,000	745,411
Republic of Turkey, 5.75%, 5/11/2047		1,575,000	1,288,736
Republic of Uzbekistan, 7.85%, 10/12/2028 (n)		668,000	714,442
Republic of Uzbekistan, 5.375%, 2/20/2029		1,081,000	1,092,963
Republic of Uzbekistan, 6.9%, 2/28/2032 (n)		907,000	980,587
Republic of Uzbekistan, 6.947%, 5/25/2032 (n)		771,000	839,979
Republic of Venezuela, 7.65%, 4/21/2026 (a)(d)		882,000	338,335

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)	$1,121,000	$495,594
Republic of Venezuela, 11.95%, 8/05/2031 (a)(d)	551,000	250,760
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	4,085,000	1,562,921
Republic of Zambia, 5.75%, 6/30/2033	893,165	869,076
State of Kuwait, 4.136%, 10/09/2030 (n)	1,273,000	1,277,199
State of Kuwait, 4.652%, 10/09/2035 (n)	602,000	605,967
Sultanate of Oman, 6.5%, 3/08/2047	1,218,000	1,319,986
Sultanate of Oman, 6.75%, 1/17/2048	1,457,000	1,609,334
Sultanate of Oman, 7%, 1/25/2051	1,416,000	1,620,111
United Mexican States, 5.85%, 7/02/2032	1,166,000	1,205,469
United Mexican States, 5.375%, 3/22/2033	929,000	928,117
United Mexican States, 5.625%, 2/09/2034	1,401,000	1,413,231
United Mexican States, 5.625%, 9/22/2035	2,225,000	2,218,325
United Mexican States, 6.875%, 5/13/2037	703,000	757,658
United Mexican States, 6.625%, 1/29/2038	698,000	737,437
United Mexican States, 6.125%, 2/09/2038	1,030,000	1,042,721
United Mexican States, 6.338%, 5/04/2053	1,089,000	1,056,221
United Mexican States, 6.4%, 5/07/2054	578,000	563,723
United Mexican States, 7.375%, 5/13/2055	741,000	812,358
United Mexican States, 6.75%, 2/09/2056	658,000	667,048
		$169,326,484
Energy - Independent – 0.3%
Azule Energy Finance PLC, 8.25%, 1/22/2031 (n)	$488,000	$493,143
Azule Energy Finance PLC, 8.625%, 1/22/2033 (n)	556,000	559,228
Occidental Petroleum Corp., 6.125%, 1/01/2031	414,000	445,012
Occidental Petroleum Corp., 4.4%, 4/15/2046	625,000	511,473
Pioneer Natural Resources Co., 1.9%, 8/15/2030	1,491,000	1,367,387
Pioneer Natural Resources Co., 2.15%, 1/15/2031	501,000	461,109
Santos Finance Ltd., 6.875%, 9/19/2033 (n)	764,000	848,560
Santos Finance Ltd., 5.75%, 11/13/2035 (n)	321,000	328,236
SierraCol Energy Andina LLC/SierraCol Energy, 9%, 11/14/2030 (n)	628,000	638,205
		$5,652,353
Energy - Integrated – 0.0%
BP Capital Markets America, Inc., 3.001%, 3/17/2052	$1,126,000	$738,795
Entertainment – 0.1%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$1,035,000	$1,034,782
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	590,000	608,170
Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	339,000	346,246
		$1,989,198
Financial Institutions – 0.4%
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	$1,323,000	$1,287,215
Avolon Holdings Funding Ltd., 4.95%, 10/15/2032 (n)	867,000	869,076
Macquarie AirFinance Holdings Ltd., 5.15%, 3/17/2030 (n)	1,411,000	1,441,710
Muangthai Capital PCL, 7.55%, 7/21/2030 (n)	403,000	417,953
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)	714,000	729,127
Muthoot Finance Ltd., 6.375%, 3/02/2030 (n)	669,000	681,894
SMBC Aviation Capital Finance DAC, 5.3%, 4/03/2029 (n)	1,660,000	1,713,713
SMBC Aviation Capital Finance DAC, 5.25%, 11/26/2035 (n)	806,000	819,935
		$7,960,623

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 0.8%
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	$2,041,000	$2,055,403
Bacardi Ltd., 5.15%, 5/15/2038 (n)	2,504,000	2,403,504
Central American Bottling Corp., 5.25%, 4/27/2029 (n)	1,214,000	1,201,270
Diageo Capital PLC, 5.625%, 10/05/2033	1,299,000	1,392,634
Flowers Foods, Inc., 5.75%, 3/15/2035	810,000	802,486
Flowers Foods, Inc., 6.2%, 3/15/2055	238,000	208,165
Grupo Nutresa S.A., 8%, 5/12/2030 (n)	857,000	923,203
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3%, 2/02/2029	592,000	575,066
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.75%, 12/01/2031	465,000	443,497
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 3.625%, 1/15/2032	461,000	436,290
JBS N.V./JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 6.5%, 12/01/2052	399,000	421,603
Kraft Heinz Foods Co., 4.875%, 10/01/2049	506,000	436,186
Kraft Heinz Foods Co., 5.5%, 6/01/2050	628,000	590,148
Mars, Inc., 4.55%, 4/20/2028 (n)	463,000	469,353
Mars, Inc., 4.75%, 4/20/2033 (n)	1,424,000	1,450,407
Mars, Inc., 3.95%, 4/01/2049 (n)	758,000	613,704
Mars, Inc., 5.7%, 5/01/2055 (n)	932,000	945,098
SYSCO Corp., 4.45%, 3/15/2048	640,000	548,515
		$15,916,532
Gaming & Lodging – 0.4%
Flutter Treasury DAC, 6.375%, 4/29/2029 (n)	$709,000	$728,495
Flutter Treasury DAC, 5.875%, 6/04/2031 (n)	1,257,000	1,253,398
Las Vegas Sands Corp., 5.9%, 6/01/2027	297,000	302,195
Las Vegas Sands Corp., 6.2%, 8/15/2034	594,000	627,239
Marriott International, Inc., 2.85%, 4/15/2031	646,000	604,853
Marriott International, Inc., 3.5%, 10/15/2032	347,000	327,746
Sands China Ltd., 2.85%, 3/08/2029	1,094,000	1,046,997
Sands China Ltd., 3.25%, 8/08/2031	1,670,000	1,555,282
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	688,000	686,937
Wynn Macau Ltd., 6.75%, 2/15/2034 (n)	707,000	716,608
		$7,849,750
Industrial – 0.1%
Bidvest Group (UK) PLC, 6.2%, 9/17/2032 (n)	$691,000	$706,188
Booz Allen Hamilton, Inc., 5.95%, 4/15/2035	734,000	744,583
		$1,450,771
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$608,000	$577,401
Corebridge Financial, Inc., 4.35%, 4/05/2042	949,000	808,332
Corebridge Global Funding, 4.9%, 8/21/2032 (n)	643,000	647,764
Lincoln National Corp., 5.852%, 3/15/2034	665,000	685,939
Northwestern Mutual Life Insurance Co., 6.17%, 5/29/2055 (n)	872,000	940,868
Pacific Life Insurance Co., 5.95%, 9/15/2055 (n)	1,094,000	1,111,349
Sammons Financial Group, Inc., 4.75%, 4/08/2032 (n)	859,000	838,950
		$5,610,603
Insurance - Health – 0.2%
Elevance Health, Inc., 5.65%, 6/15/2054	$641,000	$625,904
Humana, Inc., 5.375%, 4/15/2031	435,000	448,300
Humana, Inc., 5.55%, 5/01/2035	429,000	436,543
Humana, Inc., 4.95%, 10/01/2044	560,000	487,814

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – continued
UnitedHealth Group, Inc., 5.3%, 2/15/2030	$584,000	$610,934
UnitedHealth Group, Inc., 2.3%, 5/15/2031	599,000	546,988
UnitedHealth Group, Inc., 5.5%, 7/15/2044	529,000	526,908
UnitedHealth Group, Inc., 5.875%, 2/15/2053	776,000	789,192
		$4,472,583
Insurance - Property & Casualty – 0.4%
American International Group, Inc., 4.85%, 5/07/2030	$273,000	$280,103
American International Group, Inc., 5.125%, 3/27/2033	1,059,000	1,091,477
Arthur J. Gallagher & Co., 6.5%, 2/15/2034	751,000	828,164
Arthur J. Gallagher & Co., 6.75%, 2/15/2054	1,046,000	1,144,152
Brown & Brown, Inc., 5.25%, 6/23/2032	317,000	322,967
Brown & Brown, Inc., 6.25%, 6/23/2055	154,000	157,274
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	853,000	813,077
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	437,000	457,823
Fairfax Financial Holdings Ltd., 6.5%, 5/20/2055	888,000	947,609
Marsh & McLennan Cos., Inc., 4.85%, 11/15/2031	799,000	822,059
Marsh & McLennan Cos., Inc., 2.9%, 12/15/2051	902,000	573,399
Marsh & McLennan Cos., Inc., 5.4%, 3/15/2055	758,000	726,335
		$8,164,439
International Market Quasi-Sovereign – 0.2%
Israel Electric Corp. Ltd., 5.633%, 1/28/2038 (n)	$721,000	$732,347
NBN Co. Ltd. (Commonwealth of Australia), 5.75%, 10/06/2028 (n)	1,470,000	1,535,812
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	1,421,000	1,290,031
		$3,558,190
International Market Sovereign – 0.5%
Government of Bermuda, 5%, 7/15/2032 (n)	$3,715,000	$3,783,728
Government of Bermuda, 3.375%, 8/20/2050 (n)	2,322,000	1,634,990
State of Israel, 5%, 1/13/2036	575,000	572,574
State of Israel, 5.875%, 1/13/2056	3,608,000	3,584,174
		$9,575,466
Local Authorities – 0.1%
City of Buenos Aires, 7.8%, 11/26/2033 (n)	$453,000	$463,845
Province of Córdoba, 8.6%, 2/03/2035 (n)	740,000	720,365
Republic of Argentina, 8.1%, 12/11/2034 (n)	666,000	651,015
		$1,835,225
Machinery & Tools – 0.1%
Ashtead Capital, Inc., 4.375%, 8/15/2027 (n)	$408,000	$407,285
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	839,000	877,890
CNH Industrial Capital LLC, 5.5%, 1/12/2029	665,000	689,891
		$1,975,066
Major Banks – 2.4%
Bank of America Corp., 3.419% to 12/20/2027, FLR ((SOFR - 3mo. + 0.26161%) + 1.04%) to 12/20/2028	$2,164,000	$2,141,620
Bank of America Corp., 5.819% to 9/15/2028, FLR (SOFR - 1 day + 1.57%) to 9/15/2029	989,000	1,031,442
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032	2,851,000	2,639,802
BNP Paribas, 6.875% to 12/15/2033, FLR (CMT - 5yr. + 2.853%) to 6/15/2174 (n)	732,000	735,863
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	818,000	797,195
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	1,351,000	1,077,975

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Deutsche Bank AG, 5.706% to 2/08/2027, FLR (SOFR - 1 day + 1.594%) to 2/08/2028	$1,091,000	$1,107,163
Deutsche Bank AG, 5.373% to 1/10/2028, FLR (SOFR - 1 day + 1.21%) to 1/10/2029	1,059,000	1,082,291
Deutsche Bank AG, 4.95% to 8/04/2030, FLR (SOFR - 1 day + 1.3%) to 8/04/2031	484,000	492,939
Goldman Sachs Group, Inc., 4.692% to 10/23/2029, FLR (SOFR - 1 day + 1.135%) to 10/23/2030	704,000	715,461
Goldman Sachs Group, Inc., 5.016% to 10/23/2034, FLR (SOFR - 1 day + 1.42%) to 10/23/2035	1,108,000	1,119,485
Goldman Sachs Group, Inc., 5.065% to 1/21/2036, FLR (SOFR - 1 day + 1.19%) to 1/21/2037	840,000	845,908
HSBC Holdings PLC, 5.13% to 3/03/2030, FLR (SOFR - 1 day + 1.29%) to 3/03/2031	596,000	614,969
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	804,000	740,030
JPMorgan Chase & Co., 5.581% to 4/22/2029, FLR (SOFR - 1 day + 1.16%) to 4/22/2030	788,000	822,995
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	3,984,000	3,628,492
JPMorgan Chase & Co., 5.336% to 1/23/2034, FLR (SOFR - 1 day + 1.62%) to 1/23/2035	675,000	703,498
JPMorgan Chase & Co., 4.946% to 10/22/2034, FLR (SOFR - 1 day + 1.34%) to 10/22/2035	499,000	506,749
JPMorgan Chase & Co., 4.898% to 1/22/2036, FLR (SOFR - 1 day + 1.07%) to 1/22/2037	1,132,000	1,138,782
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	2,438,000	2,404,442
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	2,319,000	2,105,661
Morgan Stanley, 5.449% to 7/20/2028, FLR (SOFR - 1 day + 1.63%) to 7/20/2029	705,000	726,977
Morgan Stanley, 5.424% to 7/21/2033, FLR (SOFR - 1 day + 1.88%) to 7/21/2034	1,119,000	1,168,716
Morgan Stanley, 5.073% to 1/30/2036, FLR (SOFR - 1 day + 1.184%) to 1/30/2037	1,580,000	1,593,468
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	1,931,000	1,791,472
Nationwide Building Society, 4.351%, 9/30/2030 (n)	1,019,000	1,026,533
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	1,837,000	1,812,117
PNC Financial Services Group, Inc., 5.3% to 1/21/2027, FLR (SOFR - 1 day + 1.342%) to 1/21/2028	686,000	694,226
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	698,000	740,824
PNC Financial Services Group, Inc., 5.575% to 1/29/2035, FLR (SOFR - 1 day + 1.394%) to 1/29/2036	292,000	307,321
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	2,461,000	2,194,055
Toronto-Dominion Bank, 4.693%, 9/15/2027	552,000	559,203
UBS Group AG, 5.58%, 5/09/2036 (n)	2,681,000	2,790,876
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	1,759,000	1,353,043
UBS Group AG, 7% to 8/05/2035, FLR (USD SOFR ICE Swap Rate - 5yr. + 3.296%) to 8/05/2172 (n)	613,000	622,659
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	817,000	812,567
Wells Fargo & Co., 5.574% to 7/25/2028, FLR (SOFR - 1 day + 1.74%) to 7/25/2029	569,000	588,660
		$45,235,479
Medical & Health Technology & Services – 0.5%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$2,224,000	$2,208,621
Baxter International, Inc., 4.9%, 12/15/2030	255,000	256,617
Baxter International, Inc., 5.65%, 12/15/2035	360,000	366,076
CommonSpirit Health, 5.662%, 9/01/2055	475,000	476,460
HCA, Inc., 4.9%, 11/15/2035	805,000	801,647
HCA, Inc., 5.7%, 11/15/2055	541,000	520,857
ICON Investments Six DAC, 5.809%, 5/08/2027	1,724,000	1,739,412
Marin General Hospital, 7.242%, 8/01/2045	839,000	938,572
Thermo Fisher Scientific, Inc., 4.977%, 8/10/2030	581,000	604,492
Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032	1,053,000	1,064,904
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	832,000	625,946
		$9,603,604
Medical Equipment – 0.2%
Abbott Laboratories, 4.65%, 3/15/2036 (w)	$1,173,000	$1,173,354
Danaher Corp., 2.6%, 10/01/2050	1,499,000	928,948
Stryker Corp., 4.625%, 9/11/2034	1,207,000	1,211,407
		$3,313,709

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.1%
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)	$329,000	$351,245
Glencore Finance Co., 5.55%, 10/25/2042 (n)	63,000	63,121
Rio Tinto Finance (USA) PLC, 5%, 3/14/2032	175,000	181,882
Samarco Mineracao S.A., 9% (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/29, 9.5% Cash to 6/30/2031 (n)(p)	1,194,036	1,187,946
Vale Overseas Ltd., 6.4%, 6/28/2054	443,000	464,663
		$2,248,857
Midstream – 0.5%
Cheniere Energy Partners, L.P., 5.55%, 10/30/2035	$944,000	$979,617
Columbia Pipelines Holdings Co. LLC, 6.055%, 8/15/2026 (n)	313,000	315,101
Columbia Pipelines Operating Co. LLC, 6.497%, 8/15/2043 (n)	781,000	843,876
Columbia Pipelines Operating Co. LLC, 6.544%, 11/15/2053 (n)	263,000	286,821
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/2054	1,216,000	1,201,230
Energy Transfer LP, 4%, 10/01/2027	600,000	600,674
Energy Transfer LP, 5.95%, 5/15/2054	900,000	868,874
Enterprise Products Operating LLC, 4.85%, 1/31/2034	958,000	979,686
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	512,493	502,920
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)	597,000	530,922
Plains All American Pipeline LP, 5.95%, 6/15/2035	1,317,000	1,391,448
Plains All American Pipeline LP, 5.6%, 1/15/2036	485,000	497,212
Targa Resources Corp., 4.95%, 4/15/2052	1,424,000	1,234,083
		$10,232,464
Mortgage-Backed – 5.6%
Fannie Mae, 3%, 11/01/2028 - 5/01/2052	$2,042,187	$1,937,278
Fannie Mae, 3.5%, 1/25/2030 - 12/01/2047	2,435,569	2,360,442
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	746,958	695,076
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	230,935	15,566
Fannie Mae, 6.5%, 1/01/2033 - 10/01/2037	28,085	29,399
Fannie Mae, 3%, 2/25/2033 (i)	326,161	21,496
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	1,560,360	1,624,484
Fannie Mae, 5%, 11/01/2033 - 3/25/2042	2,069,732	2,131,454
Fannie Mae, 4.5%, 3/01/2034 - 11/25/2042	1,019,577	1,033,090
Fannie Mae, 4.232%, 4/25/2034 - 11/25/2046	784,539	780,807
Fannie Mae, 6%, 8/01/2034 - 8/01/2054	128,034	133,132
Fannie Mae, 4%, 9/01/2040 - 7/01/2043	2,773,772	2,759,203
Fannie Mae, 1%, 3/25/2041	202,173	182,048
Fannie Mae, 4.132%, 3/25/2041	30,174	30,104
Fannie Mae, 2.25%, 4/25/2041	335,339	325,453
Fannie Mae, 4.282%, 7/25/2041	33,411	33,325
Fannie Mae, 2%, 8/25/2044	156,932	148,449
Fannie Mae, 4.082%, 12/25/2045	79,914	79,141
Fannie Mae, 2%, 9/25/2050 (i)	281,588	37,881
Fannie Mae, 4%, 9/25/2050 (i)	409,981	78,423
Fannie Mae, 2.5%, 2/25/2051 (i)	177,173	25,308
Fannie Mae, 5.117%, 11/25/2053	553,299	562,686
Fannie Mae, 5.667%, 11/25/2053	391,945	400,651
Fannie Mae, 4.567%, 12/25/2053	167,247	168,164
Fannie Mae, 4.817%, 6/25/2054 - 10/25/2054	455,977	459,490
Fannie Mae, 6.667%, 7/25/2054	397,532	411,694
Fannie Mae, 4.667%, 12/25/2054	860,281	865,563
Fannie Mae, 5.067%, 12/25/2054	969,298	980,291
Fannie Mae, 6.107%, 3/25/2055	560,181	567,953

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 2.5%, 8/01/2036 - 9/01/2052	$8,372,519	$7,384,697
Fannie Mae, UMBS, 5.5%, 8/01/2038 - 5/01/2053	1,225,637	1,258,325
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 9/01/2051	1,808,779	1,440,173
Fannie Mae, UMBS, 2%, 2/01/2042 - 2/01/2052	3,326,016	2,813,743
Fannie Mae, UMBS, 3.5%, 5/01/2049	346,584	333,854
Fannie Mae, UMBS, 3%, 8/01/2050 - 8/01/2052	3,427,537	3,116,141
Fannie Mae, UMBS, 4%, 8/01/2051 - 5/01/2052	699,311	687,829
Fannie Mae, UMBS, 4.5%, 7/01/2052 - 9/01/2052	299,243	298,056
Fannie Mae, UMBS, 5%, 8/01/2052 - 3/01/2053	1,997,678	2,016,618
Fannie Mae, UMBS, 6.5%, 6/01/2053 - 1/01/2054	575,809	598,100
Fannie Mae, UMBS, 6%, 9/01/2053 - 11/01/2054	2,585,828	2,663,027
Freddie Mac, 2.797%, 12/25/2026	84,967	84,741
Freddie Mac, 1.373%, 3/25/2027 (i)	2,188,000	27,380
Freddie Mac, 0.561%, 7/25/2027 (i)	42,296,493	260,056
Freddie Mac, 0.403%, 8/25/2027 (i)	31,483,648	172,279
Freddie Mac, 0.357%, 12/25/2027 (i)	201,222	1,216
Freddie Mac, 0.294%, 1/25/2028 (i)	57,263,963	296,925
Freddie Mac, 0.3%, 1/25/2028 (i)	24,019,270	125,448
Freddie Mac, 0.128%, 2/25/2028 (i)	73,218,279	200,120
Freddie Mac, 0.107%, 4/25/2028 (i)	47,480,114	132,432
Freddie Mac, 0.424%, 10/25/2028 (i)	6,092,850	67,110
Freddie Mac, 0.415%, 5/25/2029 (i)	6,539,243	84,955
Freddie Mac, 1.005%, 7/25/2029 (i)	4,906,286	128,629
Freddie Mac, 1.081%, 7/25/2029 (i)	7,811,721	252,798
Freddie Mac, 1.135%, 8/25/2029 (i)	13,795,100	481,871
Freddie Mac, 0.558%, 1/25/2030 (i)	2,647,579	54,897
Freddie Mac, 1.314%, 1/25/2030 (i)	4,046,539	185,047
Freddie Mac, 1.796%, 4/25/2030 (i)	3,344,437	220,532
Freddie Mac, 1.839%, 4/25/2030 (i)	8,166,315	560,560
Freddie Mac, 1.666%, 5/25/2030 (i)	4,373,949	278,128
Freddie Mac, 1.798%, 5/25/2030 (i)	9,928,903	685,912
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	540,841	563,998
Freddie Mac, 1.109%, 6/25/2030 (i)	3,057,786	124,512
Freddie Mac, 1.34%, 6/25/2030 (i)	3,957,955	205,046
Freddie Mac, 1.597%, 8/25/2030 (i)	3,506,241	222,020
Freddie Mac, 1.168%, 9/25/2030 (i)	2,193,674	104,922
Freddie Mac, 0.319%, 1/25/2031 (i)	12,588,058	153,161
Freddie Mac, 0.779%, 1/25/2031 (i)	4,987,462	178,384
Freddie Mac, 0.355%, 2/25/2031 (i)	2,871,045	57,061
Freddie Mac, 1.214%, 7/25/2031 (i)	3,953,830	232,596
Freddie Mac, 0.854%, 9/25/2031 (i)	5,826,990	239,939
Freddie Mac, 0.321%, 6/25/2032 (i)	17,860,106	343,069
Freddie Mac, 4.123%, 10/15/2032	24,793	24,781
Freddie Mac, 0.154%, 11/25/2032 (i)	11,453,817	141,267
Freddie Mac, 0.265%, 5/25/2033 (i)	2,600,000	53,026
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	2,899,027	2,822,721
Freddie Mac, 0.129%, 8/25/2033 (i)	12,475,897	149,831
Freddie Mac, 0.176%, 10/25/2033 (i)	11,781,459	188,992
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	1,024,347	1,054,836
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	333,823	351,786
Freddie Mac, 0.905%, 9/25/2034 (i)	1,508,629	102,540
Freddie Mac, 0.055%, 1/25/2035 (i)	17,854,931	161,864
Freddie Mac, 0.246%, 1/25/2035 (i)	6,569,974	148,888
Freddie Mac, 3.972%, 4/15/2035	14,814	14,745

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 5.5%, 2/15/2036 (i)	$94,957	$14,269
Freddie Mac, 6.5%, 5/01/2037	3,404	3,563
Freddie Mac, 4%, 8/01/2037 - 4/15/2044	1,465,196	1,464,751
Freddie Mac, 4.473%, 5/15/2039	26,449	26,581
Freddie Mac, 4.5%, 7/01/2039 - 5/01/2042	574,348	582,183
Freddie Mac, 3%, 7/15/2039 - 10/01/2046	2,448,735	2,298,313
Freddie Mac, 4.5%, 12/15/2040 (i)	13,354	1,243
Freddie Mac, 4.173%, 8/15/2046	41,931	41,651
Freddie Mac, 2.5%, 11/25/2050 - 3/25/2051 (i)	1,484,008	240,720
Freddie Mac, 3%, 10/25/2052 (i)	164,881	26,479
Freddie Mac, 5.117%, 10/25/2053	63,662	64,742
Freddie Mac, 5.897%, 12/25/2053	532,961	535,338
Freddie Mac, 4.967%, 1/25/2054 - 12/25/2054	1,017,239	1,028,286
Freddie Mac, 4.767%, 9/25/2054	849,837	856,167
Freddie Mac, 5.167%, 12/25/2054	1,267,096	1,284,392
Freddie Mac, 6.117%, 1/25/2055	336,123	339,564
Freddie Mac, 7.617%, 9/25/2055	94,005	98,128
Freddie Mac, 2.327%, 8/15/2057 (i)	288,830	42,244
Freddie Mac, 3.25%, 11/25/2061	711,054	672,691
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2052	1,769,618	1,564,056
Freddie Mac, UMBS, 2%, 2/01/2042 - 2/01/2052	3,729,069	3,139,380
Freddie Mac, UMBS, 3%, 3/01/2047 - 9/01/2052	2,477,404	2,277,531
Freddie Mac, UMBS, 1.5%, 11/01/2051	33,643	26,715
Freddie Mac, UMBS, 3.5%, 5/01/2052	119,511	113,747
Freddie Mac, UMBS, 4%, 5/01/2052	554,845	543,153
Freddie Mac, UMBS, 6%, 10/01/2052 - 7/01/2054	1,329,725	1,364,917
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 4/01/2053	712,150	730,770
Freddie Mac, UMBS, 6.5%, 11/01/2054	350,814	368,093
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	888,374	98,599
Ginnie Mae, 5.5%, 5/15/2033 - 2/20/2053	2,561,894	2,611,187
Ginnie Mae, 4.5%, 7/20/2033 - 9/20/2052	4,359,696	4,369,366
Ginnie Mae, 5.649%, 8/20/2034	193,392	198,304
Ginnie Mae, 4%, 5/16/2039 - 7/20/2052	876,360	861,303
Ginnie Mae, 5%, 8/20/2039 - 1/20/2053	968,401	982,945
Ginnie Mae, 4%, 12/20/2039 - 8/16/2042 (i)	269,538	36,975
Ginnie Mae, 3.882%, 9/20/2041	999,351	983,726
Ginnie Mae, 3.5%, 12/15/2041 - 4/20/2047	2,157,507	2,088,984
Ginnie Mae, 2.5%, 6/20/2042 - 4/20/2052	4,265,715	3,768,699
Ginnie Mae, 3%, 4/20/2045 - 9/20/2047	1,581,925	1,473,181
Ginnie Mae, 2.5%, 2/20/2051 (i)	331,966	45,911
Ginnie Mae, 2%, 3/20/2052	150,872	127,836
Ginnie Mae, 5.062%, 9/20/2053	1,037,630	1,058,605
Ginnie Mae, 4.961%, 10/20/2053	1,004,491	1,016,235
Ginnie Mae, 5.012%, 10/20/2053	979,719	992,346
Ginnie Mae, 4.762%, 11/20/2053 - 2/20/2054	1,761,959	1,777,770
Ginnie Mae, 4.862%, 12/20/2053	940,760	949,752
Ginnie Mae, 4.711%, 2/20/2054	1,027,511	1,034,787
Ginnie Mae, 4.612%, 3/20/2054	190,695	192,210
Ginnie Mae, 4.712%, 10/20/2054	501,639	504,306
Ginnie Mae, 4.912%, 4/20/2055	322,375	326,545
Ginnie Mae, 7.612%, 5/20/2055	236,599	242,770
Ginnie Mae, 6.083%, 6/20/2055	585,064	600,565
Ginnie Mae, 6.157%, 6/20/2055	397,391	399,035
Ginnie Mae, 1.688%, 7/20/2055 (i)	380,357	19,330

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 6%, 11/20/2055	$396,937	$410,487
Ginnie Mae, 2.115%, 12/20/2062 (i)	545,792	26,258
Ginnie Mae, 4.811%, 3/20/2064	154,439	155,509
Ginnie Mae, 4.476%, 7/20/2064	70,924	71,068
Ginnie Mae, 4.662%, 12/20/2064	809,866	813,664
Ginnie Mae, 4.462%, 8/20/2065	441,997	443,039
Ginnie Mae, 4.547%, 10/20/2066	112,012	112,348
Ginnie Mae, 4.567%, 10/20/2066	280,647	281,573
Ginnie Mae, 4.541%, 1/20/2067	262,354	264,823
Ginnie Mae, 4.391%, 2/20/2067	202,765	204,393
Ginnie Mae, 5.173%, 3/20/2067	464,900	468,953
Ginnie Mae, 4.112%, 5/20/2067	1,006,604	1,006,022
Ginnie Mae, 5.281%, 7/20/2067	584,253	591,359
Ginnie Mae, 4.247%, 11/20/2067	165,664	165,565
Ginnie Mae, 4.992%, 4/20/2068	873,360	880,022
		$105,835,657
Municipals – 0.2%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$560,000	$508,388
Kentucky Higher Education Student Loan Corp. Rev., Taxable, “A-2”, 6.195%, 6/01/2040	890,000	945,888
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	760,000	802,096
New Hampshire National Finance Authority, Utility Refunding Rev., Taxable (Wheeling Power Co. Project), “A”, 6.89%, 4/01/2034	630,000	674,649
		$2,931,021
Natural Gas - Distribution – 0.1%
Boston Gas Co., 5.843%, 1/10/2035 (n)	$1,305,000	$1,399,300
Network & Telecom – 0.1%
NTT Finance Corp., 5.171%, 7/16/2032 (n)	$1,059,000	$1,094,840
NTT Finance Corp., 5.502%, 7/16/2035 (n)	716,000	748,047
		$1,842,887
Oils – 0.1%
Marathon Petroleum Corp., 5.7%, 3/01/2035	$428,000	$450,820
Raizen Fuels Finance S.A., 6.25%, 7/08/2032 (n)	1,517,000	713,946
		$1,164,766
Other Banks & Diversified Financials – 1.0%
AIB Group PLC, 6.608% to 9/13/2028, FLR (SOFR - 1 day + 2.33%) to 9/13/2029 (n)	$1,421,000	$1,504,058
Banco de Crédito del Perú, 6.45% to 7/30/2030, FLR (CMT - 5yr. + 2.486%) to 7/30/2035 (n)	829,000	864,195
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)	602,000	600,451
Banco Internacional del Peru S.A.A. (Interbank), 4.8%, 7/15/2031 (n)	1,216,000	1,219,162
Banco Santander Chile, 4.55%, 11/20/2030 (n)	725,000	729,923
Bangkok Bank Public Co. Ltd. (Hong Kong), 4.507%, 11/26/2030 (n)	1,132,000	1,143,832
Bangkok Bank Public Co. Ltd. (Hong Kong), 5.65%, 7/05/2034 (n)	886,000	935,865
Bangkok Bank Public Co. Ltd. (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034	1,222,000	1,172,854
Bank Hapoalim B.M., 4.722%, 7/14/2029 (n)	1,229,000	1,229,125
Bank Hapoalim B.M., 5.252%, 1/14/2033 (n)	685,000	692,444
BBVA Bancomer S.A. (Texas), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)	362,000	406,345
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)	476,000	523,756
BBVA Mexico S.A., 7.625%, 2/11/2035 (n)	485,000	517,810
CaixaBank S.A., 6.84% to 9/13/2033, FLR (SOFR - 1 day + 2.77%) to 9/13/2034 (n)	1,234,000	1,385,277

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
Industrial Subordinated Trust 2.0, 6.55% to 4/15/2031, FLR (CMT - 5yr. + 2.864%) to 4/15/2036 (n)	$809,000	$831,531
Intesa Sanpaolo S.p.A., 7.2%, 11/28/2033 (n)	929,000	1,074,553
M&T Bank Corp., 7.413% to 10/30/2028, FLR (SOFR - 1 day + 2.80%) to 10/30/2029	269,000	291,783
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	694,000	705,047
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	588,000	596,710
Mizrahi Tefahot Bank Ltd., 5.837%, 4/15/2036 (n)	757,000	776,146
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)	426,000	441,711
Truist Financial Corp., 7.161% to 10/30/2028, FLR (SOFR - 1 day + 2.446%) to 10/30/2029	1,016,000	1,093,766
		$18,736,344
Pharmaceuticals – 0.4%
AbbVie, Inc., 4.75%, 3/15/2036 (w)	$448,000	$450,347
AbbVie, Inc., 5.35%, 3/15/2044	1,232,000	1,235,222
AbbVie, Inc., 5.4%, 3/15/2054	468,000	459,614
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)	751,000	760,025
Eli Lilly & Co., 4.7%, 2/09/2034	1,560,000	1,596,095
Eli Lilly & Co., 5.5%, 2/12/2055	272,000	274,004
Merck & Co., Inc., 4.75%, 12/04/2035	1,046,000	1,055,526
Pfizer Investment Enterprises Pte. Ltd., 5.3%, 5/19/2053	324,000	310,222
Pfizer, Inc., 2.55%, 5/28/2040	826,000	619,881
Roche Holdings, Inc., 5.338%, 11/13/2028 (n)	400,000	416,455
		$7,177,391
Pollution Control – 0.0%
Ambipar Lux S.à r.l., 10.875%, 2/05/2033 (a)(d)(n)	$488,000	$70,760
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$1,119,000	$1,200,074
Railroad & Shipping – 0.1%
Burlington Northern Santa Fe LLC, 5.2%, 4/15/2054	$1,172,000	$1,120,546
Burlington Northern Santa Fe LLC, 5.5%, 3/15/2055	538,000	537,324
Canadian Pacific Railway Co., 3.1%, 12/02/2051	1,543,000	1,053,528
		$2,711,398
Real Estate - Apartment – 0.1%
American Homes 4 Rent LP, REIT, 5.25%, 3/15/2035	$1,401,000	$1,413,192
Real Estate - Office – 0.2%
Boston Properties LP, REIT, 2.75%, 10/01/2026	$637,000	$631,963
COPT Defense Properties, 4.5%, 10/15/2030	337,000	338,471
Corporate Office Property LP, REIT, 2%, 1/15/2029	641,000	605,144
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	363,000	335,232
Highwoods Realty LP, 5.35%, 1/15/2033	1,139,000	1,145,834
		$3,056,644
Real Estate - Other – 0.1%
Prologis LP, REIT, 5.125%, 1/15/2034	$954,000	$988,848
Real Estate - Retail – 0.2%
NNN REIT, Inc., 5.6%, 10/15/2033	$745,000	$785,471
Realty Income Corp., REIT, 5.375%, 9/01/2054	1,145,000	1,123,411
STORE Capital Corp., REIT, 4.625%, 3/15/2029	325,000	326,500

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Retail – continued
STORE Capital Corp., REIT, 2.75%, 11/18/2030	$1,205,000	$1,108,344
		$3,343,726
Retailers – 0.1%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$817,000	$620,287
Home Depot, Inc., 3.9%, 6/15/2047	1,234,000	995,211
		$1,615,498
Specialty Stores – 0.0%
DICK'S Sporting Goods, 4.1%, 1/15/2052	$967,000	$704,697
Supermarkets – 0.0%
Kroger Co., 5.5%, 9/15/2054	$384,000	$371,214
Supranational – 0.1%
African Development Bank, 5.875% to 8/07/2035, FLR (CMT - 5yr. + 1.653%) to 8/07/2174	$821,000	$825,237
Corporacion Andina de Fomento, 6.75%, 12/17/2173 (n)	613,000	645,060
		$1,470,297
Telecommunications - Wireless – 0.4%
American Tower Corp., 5.2%, 2/15/2029	$541,000	$558,622
American Tower Corp., 5.45%, 2/15/2034	905,000	947,365
American Tower Corp., 3.7%, 10/15/2049	325,000	245,294
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	1,215,000	1,010,545
Crown Castle, Inc., REIT, 3.7%, 6/15/2026	986,000	984,935
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)	570,000	605,625
Rogers Communications, Inc., 4.5%, 3/15/2042	779,000	680,949
Telefonica Celular del Paraguay S.A., 5.875%, 4/15/2027	399,000	398,003
T-Mobile USA, Inc., 2.05%, 2/15/2028	563,000	543,786
T-Mobile USA, Inc., 5.05%, 7/15/2033	701,000	723,101
T-Mobile USA, Inc., 5.75%, 1/15/2054	427,000	424,288
Vodafone Group PLC, 5.625%, 2/10/2053	952,000	925,825
		$8,048,338
Tobacco – 0.1%
B.A.T. Capital Corp., 6.343%, 8/02/2030	$811,000	$881,824
Japan Tobacco, Inc., 5.25%, 6/15/2030 (n)	1,013,000	1,057,845
		$1,939,669
Transportation - Services – 0.3%
Adani Ports & Special Economic Zone Ltd., 5%, 8/02/2041 (n)	$865,000	$766,335
Aeropuertos Dominicanos Siglo XXI S.A., 7%, 6/30/2034 (n)	632,000	667,550
Corporación Quiport S.A. (Republic of Ecuador), 9%, 12/15/2037 (n)	323,000	352,876
Element Fleet Management Corp., 6.319%, 12/04/2028 (n)	1,366,000	1,441,228
IRB Infrastructure Developers Ltd., 7.11%, 3/11/2032 (n)	751,000	782,828
Kingston Airport Revenue Ltd., 6.75%, 12/15/2036 (n)	447,000	460,812
Montego Bay Airport Revenue Finance Ltd., 6.6%, 6/15/2035 (n)	543,000	545,444
		$5,017,073
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.16%, 2/01/2028	$4,555	$4,596
Small Business Administration, 2.21%, 2/01/2033	46,090	43,687
Small Business Administration, 2.22%, 3/01/2033	89,613	85,175

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 3.15%, 7/01/2033		$92,129	$89,571
Small Business Administration, 3.16%, 8/01/2033		115,688	112,421
Small Business Administration, 3.62%, 9/01/2033		86,229	85,509
			$420,959
U.S. Treasury Obligations – 4.6%
U.S. Treasury Bonds, 6.375%, 8/15/2027		$106,000	$110,401
U.S. Treasury Bonds, 5.25%, 2/15/2029 (f)		2,965,000	3,125,874
U.S. Treasury Bonds, 2.375%, 2/15/2042		5,989,000	4,553,512
U.S. Treasury Bonds, 3.25%, 5/15/2042		1,714,000	1,473,504
U.S. Treasury Bonds, 2.875%, 5/15/2043		6,853,400	5,495,838
U.S. Treasury Bonds, 4.75%, 11/15/2043		2,027,000	2,086,385
U.S. Treasury Bonds, 4.75%, 2/15/2045		5,301,000	5,433,525
U.S. Treasury Bonds, 5%, 5/15/2045		2,462,000	2,602,603
U.S. Treasury Bonds, 4.875%, 8/15/2045		402,000	418,143
U.S. Treasury Bonds, 4.625%, 11/15/2045		705,000	709,627
U.S. Treasury Bonds, 2.875%, 11/15/2046 (f)		2,136,000	1,636,793
U.S. Treasury Bonds, 4.75%, 8/15/2055		955,000	972,459
U.S. Treasury Bonds, 4.75%, 2/15/2056		545,000	555,389
U.S. Treasury Notes, 3.5%, 9/30/2027		5,555,000	5,561,076
U.S. Treasury Notes, 3.5%, 10/31/2027		6,338,000	6,345,180
U.S. Treasury Notes, 3.625%, 3/31/2028 (f)		11,275,000	11,327,411
U.S. Treasury Notes, 2.375%, 5/15/2029		6,034,500	5,846,629
U.S. Treasury Notes, 3.875%, 9/30/2029		4,658,000	4,725,323
U.S. Treasury Notes, 4.625%, 4/30/2031		2,748,000	2,886,581
U.S. Treasury Notes, 1.625%, 5/15/2031		4,940,000	4,489,611
U.S. Treasury Notes, 1.875%, 2/15/2032		7,500,000	6,796,289
U.S. Treasury Notes, 2.75%, 8/15/2032 (f)		7,333,000	6,941,429
U.S. Treasury Notes, 4.25%, 8/15/2035		1,464,000	1,500,371
U.S. Treasury Notes, 4%, 11/15/2035		552,000	553,984
			$86,147,937
Utilities - Electric Power – 1.9%
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031 (n)		$1,362,000	$1,259,828
Adani Transmission Step-One Ltd., 4.25%, 5/21/2036 (n)		2,078,125	1,893,624
AEP Texas, Inc., 5.7%, 5/15/2034		1,043,000	1,104,811
AEP Transmission Co. LLC, 5.375%, 6/15/2035		507,000	529,826
AEP Transmission Co. LLC, 5.4%, 3/15/2053		1,016,000	990,803
AES Andes S.A., 6.25%, 3/14/2032 (n)		456,000	474,453
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		434,000	466,541
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		1,014,997	827,629
Algonquin Power & Utilities Corp., 5.365%, 6/15/2026		475,000	476,595
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		305,000	279,108
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		292,000	283,747
Berkshire Hathaway Energy Co., 4.6%, 5/01/2053		300,000	254,555
CFE FIBRA E Banco Citi Mexico S.A., 5.875%, 9/23/2040 (n)		730,860	726,621
Colbun S.A., 5.375%, 9/11/2035 (n)		856,000	863,704
Duke Energy Carolinas LLC, 2.85%, 3/15/2032		695,000	643,693
Duke Energy Florida LLC, 3.4%, 10/01/2046		388,000	289,427
Duke Energy Florida LLC, 6.2%, 11/15/2053		791,000	858,587
Enel Finance International N.V., 7.75%, 10/14/2052 (n)		1,023,000	1,260,951
Energuate Trust, 6.35%, 9/15/2035 (n)		795,000	810,130
EPH Financing International A.S., 6.651%, 11/13/2028	EUR	953,000	1,219,516

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Eversource Energy, 4.45%, 12/15/2030	$413,000	$415,341
Eversource Energy, 5.5%, 1/01/2034	1,026,000	1,065,007
FirstEnergy Corp., 2.65%, 3/01/2030	932,000	880,522
Florida Power & Light Co., 3.95%, 3/01/2048	1,811,000	1,465,840
Georgia Power Co., 4.7%, 5/15/2032	673,000	689,411
Georgia Power Co., 5.125%, 5/15/2052	759,000	716,448
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	1,605,000	1,466,541
MidAmerican Energy Co., 5.85%, 9/15/2054	806,000	839,773
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	1,090,000	983,255
Northern States Power Co. of Minnesota, 5.05%, 5/15/2035	1,059,000	1,087,807
Oncor Electric Delivery Co. LLC, 5.35%, 4/01/2035 (n)	673,000	700,857
Pacific Gas & Electric Co., 2.5%, 2/01/2031	670,000	612,574
Pacific Gas & Electric Co., 4%, 12/01/2046	605,000	466,720
PPL Electric Utilities Corp., 4.85%, 2/15/2034	1,017,000	1,040,846
PSEG Power LLC, 5.2%, 5/15/2030 (n)	863,000	890,586
PSEG Power LLC, 5.75%, 5/15/2035 (n)	670,000	701,599
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031 (n)	554,380	569,431
Public Service Electric & Gas Co., 5.5%, 3/01/2055	518,000	513,292
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)	795,000	877,680
Southern California Edison Co., 4.5%, 9/01/2040	289,000	257,817
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)	847,000	882,151
Vistra Operations Co. LLC, 4.7%, 1/31/2031 (n)	851,000	855,869
Vistra Operations Co. LLC, 5.35%, 1/31/2036 (n)	851,000	856,891
Xcel Energy, Inc., 4.6%, 6/01/2032	804,000	809,978
Xcel Energy, Inc., 5.5%, 3/15/2034	262,000	273,540
		$35,433,925
Utilities - Gas – 0.2%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$307,000	$310,462
APA Infrastructure Ltd., 5.75%, 9/16/2044 (n)	1,083,000	1,116,660
Spire, Inc., 4.6%, 9/01/2031	1,332,000	1,342,734
Spire, Inc., 6.25%, 6/01/2056	1,218,000	1,225,950
		$3,995,806
Utilities - Other – 0.1%
Aegea Finance S.à r.l., 7.625%, 1/20/2036 (n)	$893,000	$828,840
National Central Cooling Co. PJSC, 2.5%, 10/21/2027	957,000	929,607
Nova Securitisation S.à r.l., 5.75%, 2/03/2031 (n)	816,000	805,872
		$2,564,319
Total Bonds (Identified Cost, $750,474,663)		$764,582,903
Common Stocks – 35.4%
Aerospace & Defense – 0.5%
General Dynamics Corp.	15,146	$5,407,879
Leidos Holdings, Inc.	24,664	4,318,667
		$9,726,546
Airlines – 0.1%
Ryanair Holdings PLC, ADR	55,745	$1,806,109
Alcoholic Beverages – 0.5%
Ambev S.A.	3,231,000	$10,254,242

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Apparel Manufacturers – 0.4%
Chow Tai Fook Jewellery Group	1,286,800	$2,157,990
Compagnie Financiere Richemont S.A.	10,358	2,118,483
LVMH Moet Hennessy Louis Vuitton SE	3,933	2,528,559
		$6,805,032
Automotive – 0.4%
Compagnie Generale des Etablissements Michelin	113,833	$4,626,974
PT Astra International Tbk	7,412,500	2,951,294
		$7,578,268
Broadcasting – 0.2%
Omnicom Group, Inc.	34,845	$2,971,930
Brokerage & Asset Managers – 0.1%
CME Group, Inc.	4,529	$1,447,016
Business Services – 0.3%
Accenture PLC, “A”	3,672	$766,420
Cognizant Technology Solutions Corp., “A”	23,616	1,521,579
Tata Consultancy Services Ltd.	73,874	2,141,606
Verisk Analytics, Inc., “A”	5,807	1,205,359
		$5,634,964
Computer Software - Systems – 0.7%
Hon Hai Precision Industry Co. Ltd.	947,000	$7,294,860
Lenovo Group Ltd.	806,000	1,002,426
NEC Corp.	40,900	1,135,085
Seagate Technology Holdings PLC	9,532	3,887,531
		$13,319,902
Construction – 2.5%
American Homes 4 Rent LP, REIT	224,563	$6,736,890
Anhui Conch Cement Co. Ltd.	715,500	2,240,682
Compagnie de Saint-Gobain S.A.	33,422	3,405,741
Equity Lifestyle Properties, Inc., REIT	141,041	9,472,313
Equity Residential, REIT	114,337	7,227,242
Essex Property Trust, Inc., REIT	28,942	7,383,394
Mid-America Apartment Communities, Inc., REIT	54,241	7,260,700
Midea Group Co. Ltd., “A”	226,200	2,594,683
		$46,321,645
Consumer Products – 1.2%
Colgate-Palmolive Co.	140,332	$13,912,515
Kimberly-Clark Corp.	74,448	8,296,485
		$22,209,000
Containers – 0.1%
Smurfit Westrock PLC	27,536	$1,294,467

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 0.5%
Lam Research Corp.	23,515	$5,499,923
NVIDIA Corp.	11,298	2,001,893
SK Square Co. Ltd. (a)	4,478	2,007,862
		$9,509,678
Energy - Independent – 0.8%
Phillips 66	75,487	$11,649,909
Woodside Energy Group Ltd.	136,722	2,754,512
		$14,404,421
Energy - Integrated – 1.2%
Cenovus Energy, Inc.	48,330	$1,076,756
Chevron Corp.	13,016	2,430,868
Eni S.p.A.	221,312	5,140,088
Exxon Mobil Corp.	13,142	2,004,155
PetroChina Co. Ltd.	5,696,000	6,945,809
TotalEnergies SE	69,855	5,553,336
		$23,151,012
Engineering - Construction – 0.1%
Doosan Bobcat, Inc. (a)	63,633	$2,875,318
Entertainment – 0.4%
Lamar Advertising Co., REIT	48,829	$6,725,706
Food & Beverages – 0.6%
General Mills, Inc.	88,377	$3,997,292
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	228,700	870,005
Nomad Foods Ltd.	55,706	611,095
PepsiCo, Inc.	19,141	3,248,993
WH Group Ltd.	1,764,000	2,218,698
		$10,946,083
Food & Drug Stores – 0.7%
Albertsons Cos., Inc., “A”	110,945	$1,985,915
Tesco PLC	1,700,222	11,012,008
		$12,997,923
Gaming & Lodging – 0.9%
FDJ United (l)	55,459	$1,681,509
OPAP S.A.	19,064	355,911
Ryman Hospitality Properties, Inc., REIT	37,073	3,660,959
Sunstone Hotel Investors, Inc., REIT	409,897	3,803,844
VICI Properties, Inc., REIT	237,140	7,163,999
		$16,666,222
Health Maintenance Organizations – 0.5%
Cigna Group	32,051	$9,289,021
Insurance – 1.3%
DB Insurance Co. Ltd.	9,471	$1,205,520
Equitable Holdings, Inc.	93,274	3,751,480
Hartford Insurance Group, Inc.	27,801	3,915,215

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Lincoln National Corp.	20,268	$695,192
Manulife Financial Corp.	166,224	5,918,771
MetLife, Inc.	65,644	4,730,963
Sompo Holdings, Inc.	110,300	4,410,870
		$24,628,011
Leisure & Toys – 0.4%
Brunswick Corp.	60,025	$4,779,190
NetEase, Inc.	151,700	3,474,786
		$8,253,976
Machinery & Tools – 0.6%
AGCO Corp.	18,392	$2,510,508
Finning International, Inc.	59,362	4,002,001
GEA Group AG	25,951	2,020,738
Wabtec Corp.	10,033	2,648,210
		$11,181,457
Major Banks – 0.8%
Banca Mediolanum S.p.A.	51,153	$1,102,469
BNP Paribas S.A.	74,222	8,375,418
DBS Group Holdings Ltd.	55,840	2,521,607
ING Groep N.V.	74,580	2,170,488
Regions Financial Corp.	54,002	1,502,876
		$15,672,858
Medical & Health Technology & Services – 1.2%
Healthcare Realty Trust, Inc., REIT	339,333	$6,260,694
Healthpeak Properties, Inc.	124,089	2,193,894
Ventas, Inc., REIT	172,489	14,861,652
		$23,316,240
Medical Equipment – 0.2%
Medtronic PLC	30,397	$2,968,571
Metals & Mining – 1.2%
Rio Tinto PLC	73,496	$7,265,089
Toyota Tsusho Corp.	295,600	13,227,374
Vale S.A.	147,400	2,543,739
		$23,036,202
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	39,621	$7,400,807
Natural Gas - Pipeline – 0.1%
APA Group	199,979	$1,309,299
Network & Telecom – 0.4%
LM Ericsson Telephone Co., “B”	585,088	$6,775,993
Oil Services – 0.3%
Tenaris S.A.	223,697	$6,111,087

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 1.4%
China Construction Bank Corp.	8,126,000	$8,299,044
Grupo Financiero Banorte S.A. de C.V.	137,708	1,570,345
M&T Bank Corp.	9,938	2,156,347
Northern Trust Corp.	80,964	11,585,139
Popular, Inc.	22,298	3,018,257
Sberbank of Russia PJSC (a)(u)	1,738,404	0
		$26,629,132
Pharmaceuticals – 2.8%
AbbVie, Inc.	38,418	$8,916,049
Johnson & Johnson	42,012	10,437,041
Novartis AG	64,899	11,015,568
Pfizer, Inc.	396,563	10,964,967
Roche Holding AG	15,336	7,320,429
Sanofi S.A.	42,963	4,172,890
		$52,826,944
Railroad & Shipping – 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	784,300	$2,691,013
Real Estate – 3.1%
Acadia Realty Trust, REIT	311,036	$6,506,873
Essential Properties Realty Trust, REIT	221,620	7,521,783
Federal Realty Investment Trust, REIT	66,797	7,265,510
Kimco Realty Corp., REIT	244,701	5,762,708
NNN REIT, Inc.	172,970	7,839,000
Regency Centers Corp., REIT	83,202	6,572,958
Simon Property Group, Inc., REIT	81,456	16,604,806
		$58,073,638
Real Estate - Office – 0.9%
BXP, Inc., REIT	91,490	$5,267,994
Cousins Properties, Inc., REIT	148,543	3,440,256
Douglas Emmett, Inc., REIT	298,949	2,956,605
Highwoods Properties, Inc., REIT	273,573	6,152,657
		$17,817,512
Real Estate - Storage – 2.4%
Americold Realty Trust, Inc.	332,377	$4,450,528
Extra Space Storage, Inc., REIT	39,914	6,028,212
Prologis, Inc., REIT	199,482	28,440,149
Rexford Industrial Realty, Inc., REIT	148,088	5,548,857
		$44,467,746
Restaurants – 0.4%
Aramark	186,781	$7,816,785
Specialty Stores – 0.4%
Bath & Body Works, Inc.	46,694	$1,062,755
Home Depot, Inc.	10,986	4,182,590
Shimamura Co. Ltd. (l)	80,400	1,851,365
		$7,096,710

MFS Diversified Income Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telecom - Infrastructure – 1.9%
Digital Realty Trust, Inc., REIT	88,003	$15,594,131
Equinix, Inc., REIT	20,426	19,900,235
		$35,494,366
Telecom Services – 0.9%
Hellenic Telecommunications Organization S.A.	114,653	$2,370,795
KDDI Corp.	545,900	9,336,912
Koninklijke KPN N.V.	663,936	3,766,417
PT Telekom Indonesia	6,726,300	1,420,286
		$16,894,410
Tobacco – 0.9%
Altria Group, Inc.	59,639	$4,117,476
British American Tobacco PLC	147,604	9,229,820
Philip Morris International, Inc.	20,214	3,776,582
		$17,123,878
Utilities - Electric Power – 0.6%
CLP Holdings Ltd.	319,000	$3,025,513
Edison International	90,543	6,767,184
Xcel Energy, Inc.	24,870	2,073,163
		$11,865,860
Total Common Stocks (Identified Cost, $512,324,744)		$665,387,000
Convertible Preferred Stocks – 0.5%
Utilities - Electric Power – 0.5%
NextEra Energy, Inc., 7.234%	107,185	$5,633,644
PG&E Corp., 6%	86,227	3,908,670
Total Convertible Preferred Stocks (Identified Cost, $8,795,763)		$9,542,314
Preferred Stocks – 0.3%
Computer Software - Systems – 0.3%
Samsung Electronics Co. Ltd. (Identified Cost, $2,519,748)	47,802	$4,778,538
Convertible Bonds – 0.1%
Utilities - Electric Power – 0.1%
PG&E Corp., 4.25%, 12/01/2027 (Identified Cost, $950,000)	$950,000	$1,015,360
Mutual Funds (h) – 22.8%
Bond Funds – 22.0%
MFS High Yield Pooled Portfolio (v)	48,855,465	$412,340,130
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 3.7% (v)	15,459,506	$15,461,052
Total Mutual Funds (Identified Cost, $407,758,715)		$427,801,182

MFS Diversified Income Fund
Portfolio of Investments – continued
Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.2%
Market Index Securities – 0.1%
S&P 500 Index – 12/18/2026 @ $5,500	Put	Goldman Sachs International	$116,940,960	170	$1,995,800
S&P 500 Index – 9/18/2026 @ $5,400	Put	Goldman Sachs International	72,228,240	105	765,450
					$2,761,250
Medical & Health Technology & Services – 0.1%
Welltower, Inc. – 6/18/2026 @ $210	Call	Merrill Lynch International	$13,338,528	644	$708,400
Welltower, Inc. – 6/18/2026 @ $240	Call	Morgan Stanley Capital Services LLC	5,820,072	281	44,960
Welltower, Inc. – 9/18/2026 @ $220	Call	Morgan Stanley Capital Services LLC	7,518,456	363	455,202
					$1,208,562
OTC Swaptions – 0.0%
1 Year Interest Rate Swap with Fund to pay 3.085% annually and receive 1-day SOFR annually – 8/30/2027 @ 3.085%	Put	Merrill Lynch International	$6,000,000	N/A	$21,422
1 Year Interest Rate Swap with Fund to receive 3.085% annually and pay 1-day SOFR annually – 8/30/2027 @ 3.085%	Call	Merrill Lynch International	6,000,000	N/A	25,282
					$46,704
Total Purchased Options (Premiums Paid, $3,851,109)					$4,016,516

Issuer	Shares/Par
Collateral for Securities Loaned – 0.0%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.61% (j) (Identified Cost, $112,350)	112,350	$112,350
Other Assets, Less Liabilities – 0.0%		260,111
Net Assets – 100.0%		$1,877,496,274

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $427,801,182 and
$1,449,434,981, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$274,542,972, representing 14.6% of net assets.

(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)
The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.

The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury

MFS Diversified Income Fund
Portfolio of Investments – continued
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

ICE	Intercontinental Exchange
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi (Offshore)
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
INR	Indian Rupee
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Derivative Contracts at 2/28/26
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	2,315,041	USD	442,956	Barclays Bank PLC	5/05/2026	$1,903
BRL	2,924,298	USD	548,044	JPMorgan Chase Bank N.A.	5/05/2026	13,890
CNH	7,770,035	USD	1,119,537	Goldman Sachs International	4/17/2026	16,530
CNH	2,625,907	USD	383,794	State Street Corp.	4/17/2026	144
CZK	19,299,683	USD	923,960	Goldman Sachs International	4/17/2026	17,577
EUR	2,134,348	USD	2,508,017	Citibank N.A.	4/17/2026	19,793
EUR	1,429,687	USD	1,671,951	State Street Corp.	4/17/2026	21,295
HUF	49,886,979	USD	155,819	HSBC Bank	4/17/2026	166
HUF	92,186,979	USD	286,231	Morgan Stanley Capital Services LLC	4/17/2026	2,016
HUF	244,490,462	USD	757,486	UBS AG	4/17/2026	6,978
INR	164,630,042	USD	1,783,989	Barclays Bank PLC	4/30/2026	17,500
MYR	7,441,674	USD	1,852,589	Barclays Bank PLC	4/15/2026	62,033
PEN	5,637,000	USD	1,672,353	JPMorgan Chase Bank N.A.	4/23/2026	5,441
PHP	51,733,000	USD	878,191	JPMorgan Chase Bank N.A.	3/13/2026	18,654
RON	3,021,798	USD	687,992	Citibank N.A.	4/17/2026	11,112
TRY	16,293,875	USD	351,544	Barclays Bank PLC	4/17/2026	5,633
TRY	13,799,240	USD	299,866	Goldman Sachs International	4/17/2026	2,626
TRY	16,110,524	USD	347,532	JPMorgan Chase Bank N.A.	4/17/2026	5,626
TRY	32,404,399	USD	698,807	Merrill Lynch International	4/17/2026	11,527
ZAR	6,255,652	USD	387,750	Goldman Sachs International	4/17/2026	3,753
USD	597,091	INR	54,353,180	Deutsche Bank AG	4/30/2026	2,323
USD	613,569	PEN	2,053,000	Citibank N.A.	4/23/2026	2,515
USD	226,180	PLN	803,454	Barclays Bank PLC	4/17/2026	1,337
USD	232,673	PLN	826,564	Citibank N.A.	4/17/2026	1,363
						$251,735

MFS Diversified Income Fund
Portfolio of Investments – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
COP	2,817,897,206	USD	756,520	Goldman Sachs International	5/08/2026	$(18,008)
EUR	536,382	USD	647,929	HSBC Bank	4/17/2026	(12,666)
EUR	718,401	USD	860,644	JPMorgan Chase Bank N.A.	4/17/2026	(9,808)
EUR	148,160	USD	175,526	UBS AG	4/17/2026	(53)
MYR	1,149,914	USD	296,522	Barclays Bank PLC	4/15/2026	(668)
PEN	2,363,000	USD	704,238	JPMorgan Chase Bank N.A.	4/23/2026	(916)
USD	1,051,903	BRL	5,599,914	Goldman Sachs International	5/05/2026	(24,179)
USD	260,762	CZK	5,421,782	Citibank N.A.	4/17/2026	(3,741)
USD	14,733,639	EUR	12,592,354	HSBC Bank	4/17/2026	(180,085)
USD	2,262,144	EUR	1,913,612	State Street Corp.	4/17/2026	(4,236)
USD	765,431	HUF	252,918,186	Deutsche Bank AG	4/17/2026	(25,385)
USD	4,966	HUF	1,656,894	Goldman Sachs International	4/17/2026	(214)
USD	600,158	INR	54,974,490	Goldman Sachs International	4/30/2026	(1,408)
USD	605,033	INR	55,302,373	JPMorgan Chase Bank N.A.	4/30/2026	(122)
USD	659,076	MYR	2,667,281	Barclays Bank PLC	4/15/2026	(27,172)
USD	1,159,225	PEN	3,903,242	Barclays Bank PLC	4/23/2026	(2,535)
USD	881,762	PHP	52,348,000	Barclays Bank PLC	3/13/2026	(25,745)
USD	1,255,594	PLN	4,529,192	Barclays Bank PLC	4/17/2026	(11,878)
USD	576,895	TRY	26,402,237	Citibank N.A.	4/17/2026	(1,866)
USD	562,091	TRY	25,835,697	Goldman Sachs International	4/17/2026	(4,251)
USD	574,293	TRY	26,370,105	HSBC Bank	4/17/2026	(3,764)
USD	2,548,518	ZAR	41,767,326	Merrill Lynch International	4/17/2026	(65,446)
						$(424,146)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	19	$2,250,906	June – 2026	$17,902
U.S. Treasury Note 2 yr	Long	USD	490	102,543,985	June – 2026	120,745
U.S. Treasury Note 5 yr	Long	USD	325	35,795,703	June – 2026	201,969
						$340,616
Liability Derivatives
Interest Rate Futures
Euro-Bund 10 yr	Short	EUR	78	$12,002,622	March – 2026	$(141,205)
U.S. Treasury Ultra Note 10 yr	Short	USD	44	5,136,312	June – 2026	(49,697)
						$(190,902)

Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/26/27	USD	10,467,000	centrally cleared	1-day SOFR / Annually	3.2845% / Annually	$5,365	$—	$5,365

MFS Diversified Income Fund
Portfolio of Investments – continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Interest Rate Swaps
11/03/27	USD	10,629,000	centrally cleared	1-day SOFR / Annually	3.389% / Annually	$(8,406)	$—	$(8,406)
11/05/27	USD	10,529,000	centrally cleared	1-day SOFR / Annually	3.387% / Annually	(7,380)	—	(7,380)
1/09/29	USD	9,850,000	centrally cleared	1-day SOFR / Annually	3.35% / Annually	(44,571)	—	(44,571)
1/14/31	USD	5,904,000	centrally cleared	1-day SOFR / Annually	3.5105% / Annually	(72,449)	—	(72,449)
						$(132,806)	$—	$(132,806)
At February 28, 2026, the fund had liquid securities collateral with an aggregate value of $2,240,701 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements

MFS Diversified Income Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 Assets
Investments in unaffiliated issuers, at value, including $1,738,143 of securities on loan (identified cost, $1,279,028,377)	$1,449,434,981
Investments in affiliated issuers, at value (identified cost, $407,758,715)	427,801,182
Cash	30,098
Foreign currency, at value (identified cost, $298,964)	298,529
Receivables for
Forward foreign currency exchange contracts	251,735
Net daily variation margin on open futures contracts	187,202
Investments sold	6,511,299
TBA sale commitments	986,997
Fund shares sold	597,218
Interest and dividends	10,776,758
Other assets	3,800
Total assets	$1,896,879,799
Liabilities
Payables for
Distributions	$681,056
Net daily variation margin on open cleared swap agreements	72,930
Forward foreign currency exchange contracts	424,146
Investments purchased	7,719,397
When-issued investments purchased	5,988,143
TBA purchase commitments	985,816
Fund shares reacquired	2,317,808
Collateral for securities loaned, at value (c)	112,350
Payable to affiliates
Investment adviser	11,384
Administrative services fee	2,162
Shareholder servicing costs	380,317
Distribution and service fees	27,706
Payable for independent Trustees' compensation	15
Deferred foreign capital gains tax expense payable	399,750
Accrued expenses and other liabilities	260,545
Total liabilities	$19,383,525
Net assets	$1,877,496,274
Net assets consist of
Paid-in capital	$1,737,796,250
Total distributable earnings (loss)	139,700,024
Net assets	$1,877,496,274
Shares of beneficial interest outstanding	144,961,623

(c)	Non-cash collateral is not included.

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,100,503,857	84,955,174	$12.95
Class C	60,502,563	4,674,772	12.94
Class I	514,348,222	39,725,014	12.95
Class R1	214,920	16,607	12.94
Class R2	854,542	66,001	12.95
Class R3	7,409,795	571,819	12.96
Class R4	2,705,920	208,970	12.95
Class R6	190,956,455	14,743,266	12.95

See Notes to Financial Statements

MFS Diversified Income Fund
Statement of Assets and Liabilities - continued
(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $13.52 [100 / 95.75 x $12.95]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Diversified Income Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 2/28/26 Net investment income (loss)
Income
Interest	$45,821,032
Dividends from affiliated issuers	31,468,382
Dividends from unaffiliated issuers	22,549,256
Other	115,430
Income on securities loaned	20,935
Foreign taxes withheld	(767,539)
Total investment income	$99,207,496
Expenses
Management fee	$10,435,055
Distribution and service fees	3,481,080
Shareholder servicing costs	1,753,583
Administrative services fee	252,525
Independent Trustees' compensation	41,771
Custodian fee	250,840
Shareholder communications	91,226
Audit and tax fees	99,521
Legal fees	10,242
Miscellaneous	257,844
Total expenses	$16,673,687
Fees paid indirectly	(2,498)
Reduction of expenses by investment adviser and distributor	(1,207,836)
Net expenses	$15,463,353
Net investment income (loss)	$83,744,143
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (includes $49,493 foreign capital gains tax)	$34,450,197
Affiliated issuers	(960,428)
Futures contracts	1,645,020
Swap agreements	(177,544)
Forward foreign currency exchange contracts	(2,323,162)
Foreign currency	36,450
Net realized gain (loss)	$32,670,533
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $7,215 increase in deferred foreign capital gains tax)	$77,968,766
Affiliated issuers	3,836,003
Futures contracts	(723,922)
Swap agreements	82,674
Forward foreign currency exchange contracts	154,042
Translation of assets and liabilities in foreign currencies	146,818
Net unrealized gain (loss)	$81,464,381
Net realized and unrealized gain (loss)	$114,134,914
Change in net assets from operations	$197,879,057
See Notes to Financial Statements

MFS Diversified Income Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	2/28/26	2/28/25
Change in net assets
From operations
Net investment income (loss)	$83,744,143	$91,876,860
Net realized gain (loss)	32,670,533	55,019,988
Net unrealized gain (loss)	81,464,381	30,578,834
Change in net assets from operations	$197,879,057	$177,475,682
Total distributions to shareholders	$(106,781,199)	$(96,688,232)
Change in net assets from fund share transactions	$(227,526,942)	$(328,704,513)
Total change in net assets	$(136,429,084)	$(247,917,063)
Net assets
At beginning of period	2,013,925,358	2,261,842,421
At end of period	$1,877,496,274	$2,013,925,358
See Notes to Financial Statements

MFS Diversified Income Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$12.33	$11.88	$11.48	$12.91	$13.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.54	$0.52	$0.47	$0.41	$0.38
Net realized and unrealized gain (loss)	0.77	0.48	0.36	(1.31)	0.07
Total from investment operations	$1.31	$1.00	$0.83	$(0.90)	$0.45
Less distributions declared to shareholders
From net investment income	$(0.69)	$(0.55)	$(0.43)	$(0.38)	$(0.41)
From net realized gain	—	—	—	(0.15)	(0.27)
Total distributions declared to shareholders	$(0.69)	$(0.55)	$(0.43)	$(0.53)	$(0.68)
Net asset value, end of period (x)	$12.95	$12.33	$11.88	$11.48	$12.91
Total return (%) (r)(s)(t)(x)	11.00	8.52	7.40	(6.96)	3.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.95	0.96	0.95	0.97	0.99
Expenses after expense reductions (f)(h)	0.89	0.89	0.89	0.93	0.98
Net investment income (loss)	4.34	4.23	4.11	3.46	2.78
Portfolio turnover rate	43	48	60	62	72
Net assets at end of period (000 omitted)	$1,100,504	$1,147,997	$1,220,302	$1,300,451	$1,563,027

Class C	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$12.32	$11.87	$11.47	$12.91	$13.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.45	$0.43	$0.39	$0.32	$0.28
Net realized and unrealized gain (loss)	0.77	0.47	0.35	(1.32)	0.06
Total from investment operations	$1.22	$0.90	$0.74	$(1.00)	$0.34
Less distributions declared to shareholders
From net investment income	$(0.60)	$(0.45)	$(0.34)	$(0.29)	$(0.30)
From net realized gain	—	—	—	(0.15)	(0.27)
Total distributions declared to shareholders	$(0.60)	$(0.45)	$(0.34)	$(0.44)	$(0.57)
Net asset value, end of period (x)	$12.94	$12.32	$11.87	$11.47	$12.91
Total return (%) (r)(s)(t)(x)	10.18	7.71	6.61	(7.74)	2.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.70	1.70	1.70	1.72	1.74
Expenses after expense reductions (f)(h)	1.64	1.64	1.64	1.69	1.73
Net investment income (loss)	3.62	3.51	3.40	2.71	2.05
Portfolio turnover rate	43	48	60	62	72
Net assets at end of period (000 omitted)	$60,503	$87,071	$139,682	$220,775	$355,639

See Notes to Financial Statements

MFS Diversified Income Fund
Financial Highlights - continued
Class I	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$12.32	$11.87	$11.47	$12.91	$13.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.57	$0.55	$0.50	$0.44	$0.41
Net realized and unrealized gain (loss)	0.78	0.48	0.36	(1.32)	0.07
Total from investment operations	$1.35	$1.03	$0.86	$(0.88)	$0.48
Less distributions declared to shareholders
From net investment income	$(0.72)	$(0.58)	$(0.46)	$(0.41)	$(0.44)
From net realized gain	—	—	—	(0.15)	(0.27)
Total distributions declared to shareholders	$(0.72)	$(0.58)	$(0.46)	$(0.56)	$(0.71)
Net asset value, end of period (x)	$12.95	$12.32	$11.87	$11.47	$12.91
Total return (%) (r)(s)(t)(x)	11.37	8.79	7.67	(6.81)	3.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70	0.71	0.70	0.72	0.74
Expenses after expense reductions (f)(h)	0.64	0.64	0.64	0.69	0.73
Net investment income (loss)	4.59	4.48	4.37	3.70	3.03
Portfolio turnover rate	43	48	60	62	72
Net assets at end of period (000 omitted)	$514,348	$558,991	$664,290	$816,791	$1,145,617

Class R1	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$12.32	$11.87	$11.46	$12.90	$13.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.44	$0.42	$0.39	$0.32	$0.28
Net realized and unrealized gain (loss)	0.78	0.48	0.36	(1.32)	0.06
Total from investment operations	$1.22	$0.90	$0.75	$(1.00)	$0.34
Less distributions declared to shareholders
From net investment income	$(0.60)	$(0.45)	$(0.34)	$(0.29)	$(0.30)
From net realized gain	—	—	—	(0.15)	(0.27)
Total distributions declared to shareholders	$(0.60)	$(0.45)	$(0.34)	$(0.44)	$(0.57)
Net asset value, end of period (x)	$12.94	$12.32	$11.87	$11.46	$12.90
Total return (%) (r)(s)(t)(x)	10.19	7.72	6.70	(7.75)	2.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.70	1.70	1.70	1.72	1.74
Expenses after expense reductions (f)(h)	1.64	1.64	1.64	1.69	1.73
Net investment income (loss)	3.57	3.47	3.36	2.70	2.03
Portfolio turnover rate	43	48	60	62	72
Net assets at end of period (000 omitted)	$215	$189	$178	$180	$225

See Notes to Financial Statements

MFS Diversified Income Fund
Financial Highlights - continued
Class R2	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$12.32	$11.88	$11.47	$12.91	$13.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.51	$0.49	$0.45	$0.38	$0.34
Net realized and unrealized gain (loss)	0.78	0.47	0.36	(1.32)	0.07
Total from investment operations	$1.29	$0.96	$0.81	$(0.94)	$0.41
Less distributions declared to shareholders
From net investment income	$(0.66)	$(0.52)	$(0.40)	$(0.35)	$(0.37)
From net realized gain	—	—	—	(0.15)	(0.27)
Total distributions declared to shareholders	$(0.66)	$(0.52)	$(0.40)	$(0.50)	$(0.64)
Net asset value, end of period (x)	$12.95	$12.32	$11.88	$11.47	$12.91
Total return (%) (r)(s)(t)(x)	10.82	8.16	7.23	(7.28)	2.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	1.21	1.20	1.22	1.24
Expenses after expense reductions (f)(h)	1.14	1.14	1.14	1.18	1.23
Net investment income (loss)	4.09	3.99	3.88	3.21	2.53
Portfolio turnover rate	43	48	60	62	72
Net assets at end of period (000 omitted)	$855	$883	$997	$1,289	$1,647

Class R3	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$12.33	$11.88	$11.48	$12.92	$13.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.54	$0.52	$0.48	$0.41	$0.38
Net realized and unrealized gain (loss)	0.78	0.48	0.35	(1.32)	0.07
Total from investment operations	$1.32	$1.00	$0.83	$(0.91)	$0.45
Less distributions declared to shareholders
From net investment income	$(0.69)	$(0.55)	$(0.43)	$(0.38)	$(0.41)
From net realized gain	—	—	—	(0.15)	(0.27)
Total distributions declared to shareholders	$(0.69)	$(0.55)	$(0.43)	$(0.53)	$(0.68)
Net asset value, end of period (x)	$12.96	$12.33	$11.88	$11.48	$12.92
Total return (%) (r)(s)(t)(x)	11.09	8.52	7.40	(7.04)	3.21
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.95	0.96	0.95	0.97	0.99
Expenses after expense reductions (f)(h)	0.89	0.89	0.89	0.93	0.98
Net investment income (loss)	4.34	4.25	4.19	3.45	2.78
Portfolio turnover rate	43	48	60	62	72
Net assets at end of period (000 omitted)	$7,410	$7,885	$10,443	$21,712	$22,253

See Notes to Financial Statements

MFS Diversified Income Fund
Financial Highlights - continued
Class R4	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$12.33	$11.88	$11.48	$12.92	$13.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.59	$0.55	$0.49	$0.44	$0.42
Net realized and unrealized gain (loss)	0.75	0.48	0.37	(1.32)	0.06
Total from investment operations	$1.34	$1.03	$0.86	$(0.88)	$0.48
Less distributions declared to shareholders
From net investment income	$(0.72)	$(0.58)	$(0.46)	$(0.41)	$(0.44)
From net realized gain	—	—	—	(0.15)	(0.27)
Total distributions declared to shareholders	$(0.72)	$(0.58)	$(0.46)	$(0.56)	$(0.71)
Net asset value, end of period (x)	$12.95	$12.33	$11.88	$11.48	$12.92
Total return (%) (r)(s)(t)(x)	11.28	8.79	7.67	(6.80)	3.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.70	0.71	0.69	0.72	0.74
Expenses after expense reductions (f)(h)	0.64	0.64	0.64	0.69	0.73
Net investment income (loss)	4.85	4.47	4.27	3.71	3.05
Portfolio turnover rate	43	48	60	62	72
Net assets at end of period (000 omitted)	$2,706	$17,456	$16,613	$4,146	$5,995

Class R6	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$12.33	$11.88	$11.48	$12.91	$13.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.58	$0.56	$0.51	$0.45	$0.42
Net realized and unrealized gain (loss)	0.77	0.48	0.36	(1.31)	0.07
Total from investment operations	$1.35	$1.04	$0.87	$(0.86)	$0.49
Less distributions declared to shareholders
From net investment income	$(0.73)	$(0.59)	$(0.47)	$(0.42)	$(0.45)
From net realized gain	—	—	—	(0.15)	(0.27)
Total distributions declared to shareholders	$(0.73)	$(0.59)	$(0.47)	$(0.57)	$(0.72)
Net asset value, end of period (x)	$12.95	$12.33	$11.88	$11.48	$12.91
Total return (%) (r)(s)(t)(x)	11.38	8.88	7.77	(6.64)	3.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.61	0.62	0.61	0.63	0.65
Expenses after expense reductions (f)(h)	0.55	0.55	0.55	0.59	0.64
Net investment income (loss)	4.67	4.57	4.45	3.79	3.12
Portfolio turnover rate	43	48	60	62	72
Net assets at end of period (000 omitted)	$190,956	$193,454	$209,338	$223,996	$260,384

See Notes to Financial Statements

MFS Diversified Income Fund
Financial Highlights - continued
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(h)
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.
Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Diversified Income Fund
Notes to Financial Statements
(1) Business and Organization
MFS Diversified Income Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its financial statements, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s financial statements are not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in emerging market issuers. Investments tied economically to emerging markets, especially frontier markets, can involve additional and greater risks than the risks associated with investments in developed markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, and accounting systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, geopolitical, and economic instability than developed markets.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff

MFS Diversified Income Fund
Notes to Financial Statements  - continued
may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ

MFS Diversified Income Fund
Notes to Financial Statements  - continued
depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$447,062,027	$—	$—	$447,062,027
France	30,344,427	—	—	30,344,427
Japan	29,961,606	—	—	29,961,606
United Kingdom	28,118,012	—	—	28,118,012
China	27,585,425	—	—	27,585,425
Switzerland	20,454,480	—	—	20,454,480
Brazil	12,797,981	—	—	12,797,981
Italy	12,353,644	—	—	12,353,644
Canada	10,997,528	—	—	10,997,528
Other Countries	52,737,862	7,294,860	0	60,032,722
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	86,568,896	—	86,568,896
Non - U.S. Sovereign Debt	—	249,695,380	—	249,695,380
Municipal Bonds	—	2,931,021	—	2,931,021
U.S. Corporate Bonds	—	175,739,554	—	175,739,554
Residential Mortgage-Backed Securities	—	113,906,156	—	113,906,156
Commercial Mortgage-Backed Securities	—	6,756,475	—	6,756,475
Asset-Backed Securities (including CDOs)	—	9,944,072	—	9,944,072
Foreign Bonds	—	120,056,709	—	120,056,709
Purchased Options	2,761,250	1,255,266	—	4,016,516
Investment Companies	427,913,532	—	—	427,913,532
Total	$1,103,087,774	$774,148,389	$0	$1,877,236,163

Other Financial Instruments
Futures Contracts – Assets	$340,616	$—	$—	$340,616
Futures Contracts – Liabilities	(190,902)	—	—	(190,902)
Forward Foreign Currency Exchange Contracts – Assets	—	251,735	—	251,735
Forward Foreign Currency Exchange Contracts – Liabilities	—	(424,146)	—	(424,146)
Swap Agreements – Assets	—	5,365	—	5,365
Swap Agreements – Liabilities	—	(132,806)	—	(132,806)
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's financial statements for further information regarding the levels used in valuing its assets and liabilities.
At February 28, 2026, the fund held one level 3 security valued at $0, which was also held and valued at $0 at February 28, 2025.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign

MFS Diversified Income Fund
Notes to Financial Statements  - continued
exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at February 28, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$3,969,812	$—
Interest Rate	Purchased Option Contracts	46,704	—
Interest Rate	Futures Contracts	340,616	(190,902)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	251,735	(424,146)
Interest Rate	Cleared Swap Agreements	5,365	(132,806)
Total		$4,614,232	$(747,854)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended February 28, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$1,645,020	$(177,544)	$—	$—
Foreign Exchange	—	—	(2,323,162)	—
Equity	—	—	—	2,254,405
Total	$1,645,020	$(177,544)	$(2,323,162)	$2,254,405
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended February 28, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(723,922)	$82,674	$—	$(9,546)
Foreign Exchange	—	—	154,042	—
Equity	—	—	—	(1,167,549)
Total	$(723,922)	$82,674	$154,042	$(1,177,095)

MFS Diversified Income Fund
Notes to Financial Statements  - continued
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
A purchased swaption represents an option that gives the fund as purchaser the right, but not the obligation, to enter into a pre-defined interest rate swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.  Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

MFS Diversified Income Fund
Notes to Financial Statements  - continued
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

MFS Diversified Income Fund
Notes to Financial Statements  - continued
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $1,738,143. The fair value of the fund's investment securities on loan and a related liability of $112,350 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $1,766,170 held by the custodian or a triparty custodian. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

MFS Diversified Income Fund
Notes to Financial Statements  - continued
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
The fund may purchase or sell securities on a when-issued or delayed delivery basis. In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended February 28, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

MFS Diversified Income Fund
Notes to Financial Statements  - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, passive foreign investment companies, wash sale loss deferrals, straddle loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 2/28/26	Year ended 2/28/25
Ordinary income (including any short-term capital gains)	$106,781,199	$96,688,232
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/26
Cost of investments	$1,716,033,551
Gross appreciation	198,330,622
Gross depreciation	(37,278,148)
Net unrealized appreciation (depreciation)	$161,052,474
Undistributed ordinary income	10,022,479
Capital loss carryforwards	(22,974,268)
Other temporary differences	(8,400,661)
Total distributable earnings (loss)	$139,700,024
As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(22,974,268)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 2/28/26	Year ended 2/28/25
Class A	$61,035,181	$52,990,172
Class C	3,384,226	4,147,503
Class I	30,424,798	28,599,417
Class R1	9,472	6,966
Class R2	44,245	43,199
Class R3	439,674	391,088
Class R4	361,126	823,220
Class R6	11,082,477	9,686,667
Total	$106,781,199	$96,688,232

MFS Diversified Income Fund
Notes to Financial Statements  - continued
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $5 billion	0.55%
In excess of $5 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until June 30, 2026. For the year ended February 28, 2026, this management fee reduction amounted to $262,272, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended February 28, 2026 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	C	I	R1	R2	R3	R4	R6
0.89%	1.64%	0.64%	1.64%	1.14%	0.89%	0.64%	0.55%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2027. For the year ended February 28, 2026, this reduction amounted to $944,859, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $13,470 for the year ended February 28, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,745,812
Class C	0.75%	0.25%	1.00%	1.00%	709,397
Class R1	0.75%	0.25%	1.00%	1.00%	1,961
Class R2	0.25%	0.25%	0.50%	0.50%	4,185
Class R3	—	0.25%	0.25%	0.25%	19,725
Total Distribution and Service Fees					$3,481,080
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended February 28, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended February 28, 2026, this rebate amounted to $540 and $165 for Class A and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.

MFS Diversified Income Fund
Notes to Financial Statements  - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended February 28, 2026, were as follows:
Amount
Class A	$5,426
Class C	2,684
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended February 28, 2026, the fee was $173,517, which equated to 0.0091% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended February 28, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,580,066.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended February 28, 2026 was equivalent to an annual effective rate of 0.0133% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the MFS High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS and does not pay distribution and/or service fees to MFD, but does incur investment and operating costs. The fund invests in MFS High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	13	$160
8/19/2024	Redemption	Class C	11	135
8/19/2024	Redemption	Class I	11	131
8/19/2024	Redemption	Class R3	4	45
8/19/2024	Redemption	Class R4	4	47
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended February 28, 2026, this reimbursement amounted to $41,990, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended February 28, 2026, purchases and sales of investments, other than short-term obligations and purchased options with an expiration date of less than one year from the time of purchase, were as follows:
	Purchases	Sales
U.S. Government securities	$198,553,750	$279,078,408
Non-U.S. Government securities	601,568,048	794,679,561

MFS Diversified Income Fund
Notes to Financial Statements  - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 2/28/26		Year ended 2/28/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,270,398	$65,287,466	6,653,151	$81,124,742
Class C	210,600	2,613,608	324,123	3,946,721
Class I	5,680,554	69,977,514	5,098,581	62,081,799
Class R1	874	10,825	1,217	14,815
Class R2	5,480	67,455	7,106	86,312
Class R3	88,628	1,097,347	134,397	1,636,593
Class R4	60,508	741,377	171,354	2,087,529
Class R6	2,296,527	28,546,192	2,238,613	27,232,664
	13,613,569	$168,341,784	14,628,542	$178,211,175
Shares issued to shareholders in reinvestment of distributions
Class A	4,672,937	$58,135,234	4,126,274	$50,463,528
Class C	262,139	3,255,933	323,029	3,945,946
Class I	2,005,660	24,934,099	1,927,992	23,563,107
Class R1	761	9,466	568	6,943
Class R2	3,506	43,590	3,499	42,794
Class R3	35,263	438,921	31,578	386,091
Class R4	29,354	361,075	67,228	822,488
Class R6	862,318	10,728,164	766,234	9,369,147
	7,871,938	$97,906,482	7,246,402	$88,600,044
Shares reacquired
Class A	(18,098,120)	$(224,150,180)	(20,386,394)	$(248,405,095)
Class C	(2,865,355)	(35,378,295)	(5,345,125)	(65,095,005)
Class I	(13,320,438)	(164,958,467)	(17,608,326)	(214,043,836)
Class R1	(336)	(4,094)	(1,460)	(17,977)
Class R2	(14,658)	(179,707)	(22,914)	(273,996)
Class R3	(191,343)	(2,389,228)	(405,492)	(4,926,185)
Class R4	(1,296,524)	(15,778,466)	(221,110)	(2,697,675)
Class R6	(4,107,773)	(50,936,771)	(4,934,981)	(60,055,963)
	(39,894,547)	$(493,775,208)	(48,925,802)	$(595,515,732)
Net change
Class A	(8,154,785)	$(100,727,480)	(9,606,969)	$(116,816,825)
Class C	(2,392,616)	(29,508,754)	(4,697,973)	(57,202,338)
Class I	(5,634,224)	(70,046,854)	(10,581,753)	(128,398,930)
Class R1	1,299	16,197	325	3,781
Class R2	(5,672)	(68,662)	(12,309)	(144,890)
Class R3	(67,452)	(852,960)	(239,517)	(2,903,501)
Class R4	(1,206,662)	(14,676,014)	17,472	212,342
Class R6	(948,928)	(11,662,415)	(1,930,134)	(23,454,152)
	(18,409,040)	$(227,526,942)	(27,050,858)	$(328,704,513)
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.

MFS Diversified Income Fund
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended February 28, 2026, the fund’s commitment fee and interest expense were $9,305 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended February 28, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$453,541,129	$35,947,176	$80,027,191	$(957,877)	$3,836,893	$412,340,130
MFS Institutional Money Market Portfolio	20,885,712	501,257,856	506,679,075	(2,551)	(890)	15,461,052
	$474,426,841	$537,205,032	$586,706,266	$(960,428)	$3,836,003	$427,801,182

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$30,047,631	$—
MFS Institutional Money Market Portfolio	1,420,751	—
	$31,468,382	$—
(8) Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.

MFS Diversified Income Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Diversified Income Fund and the Board of Trustees of MFS Series Trust XIII
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Diversified Income Fund (the “Fund”) (one of the funds constituting MFS Series Trust XIII (the “Trust”)), including the portfolio of investments, as of February 28, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust XIII) at February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
April 15, 2026

MFS Diversified Income Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
For corporate shareholders, 5.02% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Diversified Income Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Diversified Income Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Diversified Income Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

MFS Government Securities Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Government Securities Fund
Portfolio of Investments − 2/28/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds – 99.8%
Asset-Backed & Securitized – 7.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 0.991%, 11/15/2054 (i)	$21,399,867	$732,646
ACREC 2021-FL1 Ltd., “AS”, FLR, 5.281% ((SOFR - 1mo. + 0.11448%) + 1.5%), 10/16/2036 (n)	1,977,559	1,978,048
AmeriCredit Automobile Receivables Trust, 2026-1, “A”, 4.16%, 7/12/2029 (n)	9,100,000	9,100,075
AREIT 2022-CRE6 Trust, “AS”, FLR, 5.31% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	7,155,500	7,130,270
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	473,270	476,354
Babson CLO Ltd., 2021-3A, “B1R”, FLR, 5.298% (SOFR - 3mo. + 1.63%), 1/18/2035 (n)	5,500,000	5,511,962
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.191%, 7/15/2054 (i)	18,985,941	903,302
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.538%, 2/15/2054 (i)	13,123,258	789,944
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.437%, 12/15/2055 (i)	22,353,733	734,012
BDS 2024-FL13 Ltd., “A”, FLR, 5.242% (SOFR - 1mo. + 1.5762%), 9/19/2039 (n)	1,558,000	1,561,758
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.254%, 2/15/2054 (i)	43,088,380	1,905,704
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.128%, 3/15/2054 (i)	26,036,848	1,020,145
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.843%, 6/15/2054 (i)	36,921,690	1,141,438
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.232%, 7/15/2054 (i)	32,591,591	1,480,349
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.237%, 8/15/2054 (i)	38,965,459	1,841,745
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.01%, 9/15/2054 (i)	44,636,811	1,495,668
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	879,255	909,742
BXMT 2021-FL4 Ltd., “AS”, FLR, 5.078% ((SOFR - 1mo. + 0.11448%) + 1.3%), 5/15/2038 (n)	7,779,500	7,731,777
Chesapeake Funding II LLC, 2023-2A, “A2”, FLR, 4.758% (SOFR - 30 day + 1.1%), 10/15/2035 (n)	1,192,000	1,196,977
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.815%, 12/15/2072 (i)(n)	20,841,991	577,448
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.278%, 2/15/2054 (i)	32,362,903	1,597,598
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.757%, 4/15/2054 (i)	18,817,966	521,069
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.024%, 6/15/2064 (i)	13,117,470	515,012
Commercial Mortgage Pass-Through Certificates, 2024-CBM, “A2”, 5.867%, 12/10/2041 (n)	1,395,974	1,427,905
EQT Trust, 2024-EXTR, “B”, 5.655%, 7/05/2041 (n)	1,503,054	1,537,190
GLS Auto Select Receivables Trust, 2026-1A, “A2”, 4.04%, 11/15/2028 (n)	3,256,000	3,255,900
JP Morgan Trust, 2026-NQM1, “A1”, 4.745%, 6/25/2066 (n)	1,631,149	1,636,209
KREF 2018-FT1 Ltd., “AS”, FLR, 5.079% ((SOFR - 1mo. + 0.11448%) + 1.3%), 2/15/2039 (n)	759,000	758,172
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 5.524% ((SOFR - 1mo. + 0.11448%) + 1.75%), 7/15/2036 (n)	1,708,168	1,706,032
LoanCore 2021-CRE6 Ltd., “AS”, FLR, 5.424% ((SOFR - 1mo. + 0.11448%) + 1.65%), 11/15/2038 (n)	10,000,000	10,005,940
MF1 2021-FL7 Ltd., “A”, FLR, 4.861% ((SOFR - 1mo. + 0.11448%) + 1.08%), 10/16/2036 (n)	1,591,657	1,591,305
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.806%, 12/15/2051 (i)	21,691,587	408,537
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.26%, 5/15/2054 (i)	16,391,058	700,880
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.141%, 6/15/2054 (i)	18,418,089	678,718
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 0.995%, 10/15/2054 (i)	77,547,381	2,866,748
Morgan Stanley Residential Mortgage Loan Trust, 2026-NQM1, “A1”, 4.809%, 12/25/2070 (n)	1,838,551	1,840,616
Morgan Stanley Residential Mortgage Loan Trust, 2024-NQM3, “A1”, 5.044%, 7/25/2069 (n)	1,402,472	1,404,599
Morgan Stanley Residential Mortgage Loan Trust, 2025-NQM3, “A1”, 5.53%, 5/25/2070 (n)	2,334,323	2,356,368
Morgan Stanley Residential Mortgage Loan Trust, 2026-INV1, “A9”, FLR, 4.807% (SOFR - 1mo. + 1.15%), 2/25/2061 (n)	2,744,476	2,745,483
New Residential Mortgage Loan Trust, 2026-NQM2, “A1”, 4.743%, 12/25/2065 (n)	5,082,505	5,084,503
New Residential Mortgage Loan Trust, 2026-NQM3, “A1”, 4.833%, 2/25/2066 (n)	10,076,639	10,084,507
OBX Trust, 2024-NQM1, “A2”, 6.253%, 11/25/2063 (n)	397,642	400,397
OBX Trust, 2025-NQM8, “A1”, 5.472%, 3/25/2065 (n)	1,927,841	1,948,316
Palmer Square Loan Funding 2024-3A Ltd., “A2R”, FLR, 4.81% (SOFR - 3mo. + 1.15%), 8/08/2032 (n)	1,530,612	1,530,897
Palmer Square Loan Funding 2025-2A Ltd., “A2”, FLR, 5.072% (SOFR - 3mo. + 1.4%), 7/15/2033 (n)	8,550,000	8,554,702
PFS Financing Corp., 2023-C, “B”, 5.91%, 10/15/2028 (n)	1,302,000	1,313,477
PFS Financing Corp., 2025-A, “A”, FLR, 4.308% (SOFR - 1mo. + 0.65%), 1/15/2029 (n)	4,611,000	4,616,266
PMT Loan Trust, 2025-INV10, “A36”, FLR, 5.017% (SOFR - 1mo. + 1.35%), 10/01/2056 (n)	2,255,961	2,270,223
PMT Loan Trust, 2026-CNF1, “A26”, FLR, 4.867% (SOFR - 1mo. + 1.2%), 1/25/2057 (n)	1,868,094	1,867,974
MFGFS-ANN
1

MFS Government Securities Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PMT Loan Trust, 2026-INV2, “A35”, FLR, 4.81% (SOFR - 1mo. + 1.15%), 1/25/2057 (n)	$10,048,706	$10,048,507
Provident Funding Mortgage Trust, 2024-1, “A3”, 5.5%, 12/25/2054 (n)	2,287,188	2,311,426
RCKT Trust, 2025-1A,“A”, 4.9%, 7/25/2034 (n)	829,050	831,019
Santander Drive Auto Receivables Trust, 2026-1, “A2”, 4.04%, 3/15/2029	3,323,000	3,324,224
Shackleton 2019-14A CLO Ltd., “BRR”, FLR, 5.217% (SOFR - 3mo. + 1.55%), 7/20/2034 (n)	6,434,263	6,436,386
Verus Securitization Trust, 2024-1, “A2”, 5.915%, 1/25/2069 (n)	862,247	866,810
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.928%, 1/15/2052 (i)(n)	11,862,026	244,788
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.49%, 8/15/2054 (i)	20,094,260	1,177,596
		$148,685,663
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$2,018,000	$1,952,176
Mortgage-Backed – 55.0%
Fannie Mae, 3%, 11/01/2028 - 9/01/2046	$6,964,498	$6,687,234
Fannie Mae, 3.5%, 1/25/2030 - 12/01/2047	18,732,893	18,085,832
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	3,798,687	3,605,800
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	681,552	46,521
Fannie Mae, 6.5%, 1/01/2032 - 10/01/2037	360,689	377,678
Fannie Mae, 6%, 1/01/2033 - 12/01/2037	1,046,093	1,088,842
Fannie Mae, 3%, 2/25/2033 - 1/25/2052 (i)	1,261,580	128,342
Fannie Mae, 5.5%, 5/01/2033 - 5/01/2044	5,031,106	5,216,102
Fannie Mae, 5%, 11/01/2033 - 1/01/2056	15,282,382	15,522,661
Fannie Mae, 4.5%, 3/01/2034 - 6/01/2044	13,094,100	13,262,959
Fannie Mae, 4.232%, 4/25/2034 - 11/25/2046	5,421,284	5,395,478
Fannie Mae, 4%, 9/01/2040 - 7/01/2047	26,018,315	25,869,486
Fannie Mae, 1%, 3/25/2041	1,318,521	1,187,266
Fannie Mae, 4.132%, 3/25/2041	274,271	273,633
Fannie Mae, 2.25%, 4/25/2041	1,099,389	1,066,976
Fannie Mae, 4.282%, 7/25/2041	236,287	235,677
Fannie Mae, 1.75%, 9/25/2041	828,638	802,373
Fannie Mae, 2.75%, 9/25/2042	772,739	754,972
Fannie Mae, 0.000%, 10/25/2043	1,947,144	1,501,010
Fannie Mae, 2%, 8/25/2044 - 4/25/2046	1,716,069	1,621,710
Fannie Mae, 4.082%, 12/25/2045	512,159	507,203
Fannie Mae, 2.218%, 9/25/2046 (i)	1,554,934	188,246
Fannie Mae, 2%, 9/25/2050 (i)	3,373,343	453,801
Fannie Mae, 4%, 9/25/2050 (i)	2,726,868	521,608
Fannie Mae, 2.5%, 2/25/2051 (i)	1,800,742	257,221
Fannie Mae, 5.117%, 11/25/2053	3,684,358	3,746,865
Fannie Mae, 5.667%, 11/25/2053	8,274,395	8,458,182
Fannie Mae, 4.567%, 12/25/2053	1,730,829	1,740,321
Fannie Mae, 6.667%, 7/25/2054	2,752,331	2,850,386
Fannie Mae, 4.817%, 10/25/2054	2,992,086	3,015,134
Fannie Mae, 4.617%, 11/25/2054	6,738,231	6,765,531
Fannie Mae, 4.667%, 12/25/2054	8,876,864	8,931,359
Fannie Mae, 5.067%, 12/25/2054	6,923,560	7,002,076
Fannie Mae, 6.107%, 3/25/2055	3,878,439	3,932,245
Fannie Mae, TBA, 4.5%, 3/12/2056	3,800,000	3,757,631
Fannie Mae, UMBS, 2.5%, 5/01/2036 - 8/01/2052	95,358,309	83,869,896
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 5/01/2055	27,306,871	27,813,977
Fannie Mae, UMBS, 1.5%, 2/01/2042 - 3/01/2051	1,327,412	1,083,953
Fannie Mae, UMBS, 2%, 2/01/2042 - 3/01/2052	44,582,827	37,479,261
Fannie Mae, UMBS, 3.5%, 5/01/2049 - 2/01/2052	1,691,294	1,614,279
2

MFS Government Securities Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, UMBS, 3%, 6/01/2051 - 8/01/2052	$19,964,204	$18,205,193
Fannie Mae, UMBS, 4%, 8/01/2051 - 2/01/2053	5,168,504	5,084,688
Fannie Mae, UMBS, 4.5%, 9/01/2052 - 10/01/2055	3,370,990	3,346,725
Fannie Mae, UMBS, 5%, 9/01/2052 - 11/01/2054	903,747	909,784
Fannie Mae, UMBS, 6%, 2/01/2053 - 9/01/2055	16,524,557	17,015,079
Freddie Mac, 2.57%, 7/25/2026	25,547,673	25,399,154
Freddie Mac, 3.12%, 9/25/2026	11,939,904	11,875,705
Freddie Mac, 2.525%, 10/25/2026	10,822,583	10,734,454
Freddie Mac, 2.797%, 12/25/2026	551,330	549,868
Freddie Mac, 3.413%, 12/25/2026	16,544,162	16,470,120
Freddie Mac, 1.373%, 3/25/2027 (i)	5,583,000	69,863
Freddie Mac, 3.243%, 4/25/2027	10,090,226	10,027,345
Freddie Mac, 3.117%, 6/25/2027	20,616,052	20,454,857
Freddie Mac, 0.561%, 7/25/2027 (i)	98,594,730	606,200
Freddie Mac, 0.403%, 8/25/2027 (i)	76,199,372	416,963
Freddie Mac, 1.47%, 9/25/2027	4,600,000	4,449,444
Freddie Mac, 3.286%, 11/25/2027	6,876,682	6,822,801
Freddie Mac, 0.357%, 12/25/2027 (i)	1,302,330	7,872
Freddie Mac, 1.603%, 12/25/2027	8,214,550	7,930,856
Freddie Mac, 0.294%, 1/25/2028 (i)	135,662,221	703,436
Freddie Mac, 0.3%, 1/25/2028 (i)	56,814,646	296,732
Freddie Mac, 0.128%, 2/25/2028 (i)	164,479,153	449,554
Freddie Mac, 0.107%, 4/25/2028 (i)	106,766,413	297,793
Freddie Mac, 3.9%, 4/25/2028	1,867,674	1,874,620
Freddie Mac, 0.424%, 10/25/2028 (i)	39,439,035	434,401
Freddie Mac, 0.415%, 5/25/2029 (i)	56,070,175	728,436
Freddie Mac, 1.005%, 7/25/2029 (i)	31,354,116	822,014
Freddie Mac, 1.081%, 7/25/2029 (i)	18,663,992	603,993
Freddie Mac, 1.135%, 8/25/2029 (i)	32,824,818	1,146,591
Freddie Mac, 0.558%, 1/25/2030 (i)	19,128,835	396,634
Freddie Mac, 1.314%, 1/25/2030 (i)	26,162,488	1,196,403
Freddie Mac, 1.583%, 1/25/2030 (i)	19,172,930	1,014,802
Freddie Mac, 1.796%, 4/25/2030 (i)	14,430,646	951,555
Freddie Mac, 1.839%, 4/25/2030 (i)	20,077,463	1,378,175
Freddie Mac, 0.399%, 5/25/2030 (i)	25,631,475	423,176
Freddie Mac, 1.666%, 5/25/2030 (i)	12,033,779	765,198
Freddie Mac, 1.798%, 5/25/2030 (i)	26,880,424	1,856,964
Freddie Mac, 4.361%, 5/25/2030	3,877,551	3,961,185
Freddie Mac, 5.5%, 6/01/2030 - 9/01/2041	2,167,649	2,257,275
Freddie Mac, 1.109%, 6/25/2030 (i)	19,767,777	804,936
Freddie Mac, 1.34%, 6/25/2030 (i)	11,124,134	576,298
Freddie Mac, 1.369%, 6/25/2030 (i)	29,117,530	1,416,836
Freddie Mac, 1.597%, 8/25/2030 (i)	10,235,210	648,107
Freddie Mac, 1.168%, 9/25/2030 (i)	6,568,138	314,151
Freddie Mac, 1.079%, 11/25/2030 (i)	13,158,725	603,572
Freddie Mac, 0.319%, 1/25/2031 (i)	49,632,310	603,886
Freddie Mac, 0.536%, 1/25/2031 (i)	70,182,335	1,723,117
Freddie Mac, 0.779%, 1/25/2031 (i)	19,512,958	697,910
Freddie Mac, 0.935%, 1/25/2031 (i)	14,681,587	597,176
Freddie Mac, 0.355%, 2/25/2031 (i)	18,431,877	366,326
Freddie Mac, 0.509%, 3/25/2031 (i)	39,914,940	841,834
Freddie Mac, 0.731%, 3/25/2031 (i)	17,260,719	583,003
Freddie Mac, 1.213%, 5/25/2031 (i)	7,120,528	394,509
Freddie Mac, 0.937%, 7/25/2031 (i)	11,674,001	537,031
3

MFS Government Securities Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.214%, 7/25/2031 (i)	$22,560,568	$1,327,195
Freddie Mac, 0.505%, 8/25/2031 (i)	14,842,988	353,599
Freddie Mac, 0.535%, 9/25/2031 (i)	50,814,178	1,358,415
Freddie Mac, 0.854%, 9/25/2031 (i)	48,419,608	1,993,784
Freddie Mac, 0.348%, 11/25/2031 (i)	73,361,326	1,331,963
Freddie Mac, 0.495%, 12/25/2031 (i)	73,957,916	1,844,089
Freddie Mac, 0.567%, 12/25/2031 (i)	12,187,459	338,944
Freddie Mac, 0.765%, 2/25/2032 (i)	49,680,895	2,011,137
Freddie Mac, 0.321%, 6/25/2032 (i)	116,203,070	2,232,110
Freddie Mac, 4.223%, 11/15/2032	33,853	33,846
Freddie Mac, 0.154%, 11/25/2032 (i)	74,026,378	913,012
Freddie Mac, 0.265%, 5/25/2033 (i)	64,115,960	1,307,613
Freddie Mac, 3.5%, 8/15/2033 - 10/25/2058	21,265,532	20,706,604
Freddie Mac, 0.129%, 8/25/2033 (i)	78,666,400	944,752
Freddie Mac, 0.176%, 10/25/2033 (i)	75,772,703	1,215,508
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	6,005,873	6,180,046
Freddie Mac, 6%, 8/01/2034 - 2/01/2055	14,334,515	14,763,784
Freddie Mac, 0.905%, 9/25/2034 (i)	9,883,118	671,743
Freddie Mac, 0.055%, 1/25/2035 (i)	119,066,272	1,079,395
Freddie Mac, 0.246%, 1/25/2035 (i)	47,468,092	1,075,717
Freddie Mac, 0.045%, 12/25/2035 (i)	114,495,340	1,049,075
Freddie Mac, 5.5%, 2/15/2036 (i)	225,843	33,938
Freddie Mac, 6.5%, 5/01/2037	74,183	77,654
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	2,920,623	2,912,378
Freddie Mac, 3%, 1/01/2038 - 2/25/2059	12,393,429	11,643,924
Freddie Mac, 4.5%, 7/01/2039 - 7/01/2055	2,645,846	2,667,651
Freddie Mac, 4.5%, 12/15/2040 (i)	31,778	2,957
Freddie Mac, 1.75%, 8/15/2041	632,309	606,005
Freddie Mac, 4.173%, 11/15/2043 - 8/15/2046	1,522,365	1,513,518
Freddie Mac, 2.5%, 11/25/2050 - 3/25/2051 (i)	11,013,556	1,791,569
Freddie Mac, 3%, 10/25/2052 (i)	1,884,354	302,612
Freddie Mac, 5.117%, 10/25/2053	463,251	471,110
Freddie Mac, 5.897%, 12/25/2053	3,486,474	3,502,025
Freddie Mac, 4.767%, 1/25/2054 - 9/25/2054	10,084,143	10,160,779
Freddie Mac, 4.967%, 1/25/2054 - 12/25/2054	10,630,259	10,745,762
Freddie Mac, 5.167%, 12/25/2054	13,109,710	13,288,655
Freddie Mac, 6.117%, 1/25/2055	2,198,824	2,221,331
Freddie Mac, 7.617%, 9/25/2055	842,473	879,428
Freddie Mac, 2.327%, 8/15/2057 (i)	2,888,304	422,440
Freddie Mac, 0.224%, 3/25/2061 (i)	64,696,386	777,398
Freddie Mac, 3.25%, 11/25/2061	4,020,563	3,803,642
Freddie Mac, UMBS, 2.5%, 3/01/2037 - 9/01/2052	22,485,353	19,668,020
Freddie Mac, UMBS, 2%, 2/01/2042 - 3/01/2052	16,582,156	14,061,403
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	2,245,353	2,148,528
Freddie Mac, UMBS, 3%, 2/01/2050 - 8/01/2052	27,354,010	24,846,908
Freddie Mac, UMBS, 1.5%, 4/01/2051 - 11/01/2051	5,585,462	4,442,344
Freddie Mac, UMBS, 4%, 5/01/2052	3,680,471	3,602,913
Freddie Mac, UMBS, 5%, 11/01/2052 - 9/01/2055	15,079,088	15,177,571
Freddie Mac, UMBS, 5.5%, 12/01/2052 - 7/01/2055	16,213,884	16,527,314
Freddie Mac, UMBS, 6%, 2/01/2053 - 4/01/2055	12,020,479	12,401,170
Freddie Mac, UMBS, 6.5%, 4/01/2054 - 11/01/2054	3,640,733	3,827,243
Freddie Mac, UMBS, 4.5%, 11/01/2054 - 8/01/2055	602,528	596,564
Ginnie Mae, 3.5%, 8/20/2029 - 1/20/2043 (i)	4,908,739	542,876
Ginnie Mae, 5.5%, 3/15/2033 - 10/20/2053	2,347,566	2,399,848
4

MFS Government Securities Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 4.5%, 7/20/2033 - 10/20/2052	$23,577,715	$23,552,131
Ginnie Mae, 5.649%, 8/20/2034	578,357	593,049
Ginnie Mae, 4%, 5/16/2039 - 9/20/2055	11,414,427	11,045,962
Ginnie Mae, 5%, 8/20/2039 - 4/20/2053	5,239,523	5,317,068
Ginnie Mae, 4%, 12/20/2039 - 9/20/2047 (i)	1,484,587	235,025
Ginnie Mae, 1.618%, 5/20/2041 (i)	2,541,500	255,077
Ginnie Mae, 3.882%, 9/20/2041	6,442,429	6,341,704
Ginnie Mae, 2.376%, 11/16/2041 (i)	1,735,805	71,530
Ginnie Mae, 3.5%, 12/15/2041 - 7/20/2043	5,685,132	5,499,308
Ginnie Mae, 2.5%, 6/20/2042 - 1/20/2066	21,191,036	18,723,228
Ginnie Mae, 3%, 2/20/2043 - 10/20/2052	25,341,833	23,370,819
Ginnie Mae, 2.368%, 4/20/2047 (i)	445,262	58,928
Ginnie Mae, 2%, 11/20/2050 (i)	177,019	20,013
Ginnie Mae, 2.5%, 2/20/2051 (i)	2,160,878	298,853
Ginnie Mae, 2%, 1/20/2052 - 11/20/2052	32,969,045	27,936,218
Ginnie Mae, 5.062%, 9/20/2053	10,537,616	10,750,627
Ginnie Mae, 4.961%, 10/20/2053	10,340,347	10,461,239
Ginnie Mae, 5.012%, 10/20/2053	10,229,415	10,361,255
Ginnie Mae, 4.762%, 11/20/2053 - 2/20/2054	18,194,302	18,357,590
Ginnie Mae, 4.862%, 12/20/2053	10,439,403	10,539,188
Ginnie Mae, 4.711%, 2/20/2054	10,360,734	10,434,106
Ginnie Mae, 4.612%, 3/20/2054	9,344,078	9,418,293
Ginnie Mae, 4.712%, 10/20/2054	3,548,654	3,567,524
Ginnie Mae, 4.912%, 4/20/2055	3,330,035	3,373,102
Ginnie Mae, 7.612%, 5/20/2055	2,365,994	2,427,695
Ginnie Mae, 6.083%, 6/20/2055	3,928,285	4,032,365
Ginnie Mae, 6.157%, 6/20/2055	2,574,402	2,585,052
Ginnie Mae, 1.688%, 7/20/2055 (i)	3,803,567	193,303
Ginnie Mae, 6%, 11/20/2055	2,515,931	2,601,815
Ginnie Mae, 4.197%, 12/20/2060	8,385	8,376
Ginnie Mae, 4.277%, 3/20/2061 - 10/20/2064	206,027	206,008
Ginnie Mae, 4.297%, 3/20/2061 - 3/20/2070	5,390,453	5,390,451
Ginnie Mae, 2.115%, 12/20/2062 (i)	3,651,587	175,678
Ginnie Mae, 4.247%, 4/20/2063 - 11/20/2067	1,232,995	1,232,265
Ginnie Mae, 4.811%, 3/20/2064	970,757	977,486
Ginnie Mae, 4.476%, 7/20/2064	472,933	473,889
Ginnie Mae, 4.662%, 12/20/2064	8,356,650	8,395,838
Ginnie Mae, 4.397%, 3/20/2065	29,286	29,315
Ginnie Mae, 4.462%, 8/20/2065 - 1/20/2066	14,640,968	14,669,848
Ginnie Mae, 4.847%, 2/20/2066	107,333	107,970
Ginnie Mae, 2.177%, 3/20/2066 (i)	1,547,204	40,419
Ginnie Mae, 4.547%, 10/20/2066	746,909	749,149
Ginnie Mae, 4.567%, 10/20/2066	2,030,707	2,037,404
Ginnie Mae, 4.541%, 1/20/2067	1,859,107	1,876,605
Ginnie Mae, 4.391%, 2/20/2067	1,346,107	1,356,913
Ginnie Mae, 5.173%, 3/20/2067	3,107,240	3,134,331
Ginnie Mae, 4.112%, 5/20/2067	9,648,527	9,642,945
Ginnie Mae, 5.281%, 7/20/2067	3,904,954	3,952,451
Ginnie Mae, 4.992%, 4/20/2068	6,425,402	6,474,415
Ginnie Mae, 4.062%, 12/20/2071	2,199,231	2,192,229
Ginnie Mae, 4.566%, 12/20/2071	681,174	679,376
Ginnie Mae, 4.312%, 8/20/2074	4,448,518	4,457,118
Ginnie Mae, 3.662%, 11/20/2074	2,693,221	2,672,705
Ginnie Mae, TBA, 5%, 3/15/2056	7,275,000	7,299,683
5

MFS Government Securities Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 2%, 3/12/2056 - 4/25/2056	$60,175,000	$49,845,178
UMBS, TBA, 3.5%, 3/12/2056	8,800,000	8,292,068
UMBS, TBA, 3%, 3/25/2056	4,575,000	4,136,660
		$1,113,092,976
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 2.21%, 2/01/2033	$366,780	$347,661
Small Business Administration, 2.22%, 3/01/2033	683,371	649,527
Small Business Administration, 3.15%, 7/01/2033	576,917	560,896
Small Business Administration, 3.16%, 8/01/2033	231,375	224,842
Small Business Administration, 3.62%, 9/01/2033	215,573	213,774
		$1,996,700
U.S. Treasury Obligations – 37.2%
U.S. Treasury Bonds, 6.375%, 8/15/2027	$2,309,000	$2,404,878
U.S. Treasury Bonds, 4.375%, 2/15/2038	2,078,000	2,141,882
U.S. Treasury Bonds, 3.125%, 2/15/2043	9,748,800	8,142,533
U.S. Treasury Bonds, 2.875%, 5/15/2043	27,528,200	22,075,251
U.S. Treasury Bonds, 4.75%, 11/15/2043	11,168,000	11,495,187
U.S. Treasury Bonds, 2.5%, 2/15/2045	97,983,000	71,917,991
U.S. Treasury Bonds, 4.75%, 2/15/2045	36,531,000	37,444,275
U.S. Treasury Bonds, 5%, 5/15/2045	4,336,000	4,583,626
U.S. Treasury Bonds, 4.625%, 5/15/2054	11,176,000	11,140,202
U.S. Treasury Bonds, 4.625%, 2/15/2055	11,722,000	11,690,405
U.S. Treasury Bonds, 4.75%, 8/15/2055	6,088,000	6,199,296
U.S. Treasury Notes, 3.5%, 9/30/2027 (f)	89,799,200	89,897,418
U.S. Treasury Notes, 3.5%, 10/31/2027	78,357,000	78,445,764
U.S. Treasury Notes, 3.375%, 11/30/2027	21,069,000	21,055,832
U.S. Treasury Notes, 3.375%, 12/31/2027	7,056,000	7,052,141
U.S. Treasury Notes, 2.75%, 2/15/2028	54,157,000	53,509,655
U.S. Treasury Notes, 3.625%, 3/31/2028 (f)	86,350,000	86,751,393
U.S. Treasury Notes, 1%, 7/31/2028	32,248,000	30,483,178
U.S. Treasury Notes, 2.375%, 5/15/2029	19,515,500	18,907,928
U.S. Treasury Notes, 3.625%, 8/31/2029	27,900,000	28,074,375
U.S. Treasury Notes, 4.375%, 12/31/2029	7,900,000	8,158,910
U.S. Treasury Notes, 3.5%, 4/30/2030	18,675,000	18,691,049
U.S. Treasury Notes, 4.125%, 8/31/2030	37,647,000	38,610,234
U.S. Treasury Notes, 1.625%, 5/15/2031	41,833,000	38,019,007
U.S. Treasury Notes, 1.375%, 11/15/2031	11,425,300	10,114,961
U.S. Treasury Notes, 4.25%, 8/15/2035	34,163,000	35,011,737
		$752,019,108
Total Bonds (Identified Cost, $2,068,184,394)		$2,017,746,623
Mutual Funds (h) – 3.3%
Money Market Funds – 3.3%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $66,346,861)	66,344,771	$66,351,406

6

MFS Government Securities Fund
Portfolio of Investments – continued
Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – 0.0%
OTC Swaptions – 0.0%
1 Year Interest Rate Swap with Fund to pay 3.085% annually and receive 1-day SOFR annually – 8/30/2027 @ 3.085%	Put	Merrill Lynch International	$49,600,000	N/A	$177,087
1 Year Interest Rate Swap with Fund to receive 3.085% annually and pay 1-day SOFR annually – 8/30/2027 @ 3.085%	Call	Merrill Lynch International	49,600,000	N/A	208,997
Total Purchased Options (Premiums Paid, $465,000)					$386,084
Other Assets, Less Liabilities – (3.1)%					(62,502,687)
Net Assets – 100.0%					$2,021,981,426

(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $66,351,406 and
$2,018,132,707, respectively.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was
$124,850,328, representing 6.2% of net assets.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR
Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.

SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security

Derivative Contracts at 2/28/26
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	1,512	$172,084,500	June – 2026	$1,519,953
U.S. Treasury Note 2 yr	Long	USD	3,900	816,166,408	June – 2026	961,030
U.S. Treasury Note 5 yr	Long	USD	3,109	342,427,203	June – 2026	1,932,073
						$4,413,056
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Short	USD	22	$2,675,062	June – 2026	$(38,241)
U.S. Treasury Ultra Note 10 yr	Short	USD	19	2,217,953	June – 2026	(23,377)
						$(61,618)

7

MFS Government Securities Fund
Portfolio of Investments – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
11/26/27	USD	100,742,000	centrally cleared	1-day SOFR / Annually	3.2845% / Annually	$51,641	$—	$51,641
Liability Derivatives
Interest Rate Swaps
11/03/27	USD	100,992,000	centrally cleared	1-day SOFR / Annually	3.389% / Annually	$(79,872)	$—	$(79,872)
11/05/27	USD	100,309,000	centrally cleared	1-day SOFR / Annually	3.387% / Annually	(70,305)	—	(70,305)
1/09/29	USD	100,500,000	centrally cleared	1-day SOFR / Annually	3.35% / Annually	(454,761)	—	(454,761)
1/14/31	USD	60,400,000	centrally cleared	1-day SOFR / Annually	3.5105% / Annually	(741,185)	—	(741,185)
						$(1,346,123)	$—	$(1,346,123)
At February 28, 2026, the fund had liquid securities collateral with an aggregate value of $19,970,603 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
8

MFS Government Securities Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 Assets
Investments in unaffiliated issuers, at value (identified cost, $2,068,649,394)	$2,018,132,707
Investments in affiliated issuers, at value (identified cost, $66,346,861)	66,351,406
Receivables for
Net daily variation margin on open futures contracts	2,751,976
TBA sale commitments	49,601,103
Fund shares sold	7,654,274
Interest	11,111,865
Other assets	4,226
Total assets	$2,155,607,557
Liabilities
Payable to custodian	$9,320
Payables for
Distributions	199,522
Net daily variation margin on open cleared swap agreements	723,320
TBA purchase commitments	121,709,482
Fund shares reacquired	10,582,296
Payable to affiliates
Investment adviser	59,933
Administrative services fee	2,323
Shareholder servicing costs	178,949
Distribution and service fees	8,710
Payable for independent Trustees' compensation	14
Accrued expenses and other liabilities	152,262
Total liabilities	$133,626,131
Net assets	$2,021,981,426
Net assets consist of
Paid-in capital	$2,379,110,598
Total distributable earnings (loss)	(357,129,172)
Net assets	$2,021,981,426
Shares of beneficial interest outstanding	229,203,522

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$330,362,027	37,408,975	$8.83
Class B	233,912	26,523	8.82
Class C	3,454,376	390,438	8.85
Class I	257,736,991	29,237,071	8.82
Class R1	781,791	88,598	8.82
Class R2	33,660,292	3,815,803	8.82
Class R3	17,077,952	1,934,788	8.83
Class R4	24,638,152	2,790,809	8.83
Class R6	1,354,035,933	153,510,517	8.82

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $9.22 [100 / 95.75 x $8.83]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
9

MFS Government Securities Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 2/28/26 Net investment income (loss)
Income
Interest	$72,995,656
Dividends from affiliated issuers	6,481,655
Other	34,253
Total investment income	$79,511,564
Expenses
Management fee	$7,376,533
Distribution and service fees	1,131,525
Shareholder servicing costs	954,631
Administrative services fee	261,178
Independent Trustees' compensation	48,337
Custodian fee	129,001
Shareholder communications	44,874
Audit and tax fees	84,820
Legal fees	10,834
Miscellaneous	272,761
Total expenses	$10,314,494
Fees paid indirectly	(6,714)
Reduction of expenses by investment adviser and distributor	(272,426)
Net expenses	$10,035,354
Net investment income (loss)	$69,476,210
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,982,115)
Affiliated issuers	(6,655)
Futures contracts	9,844,780
Swap agreements	(1,141,257)
Foreign currency	(643)
Net realized gain (loss)	$6,714,110
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$38,779,808
Affiliated issuers	4,545
Futures contracts	(1,933,842)
Swap agreements	109,052
Net unrealized gain (loss)	$36,959,563
Net realized and unrealized gain (loss)	$43,673,673
Change in net assets from operations	$113,149,883
See Notes to Financial Statements
10

MFS Government Securities Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	2/28/26	2/28/25
Change in net assets
From operations
Net investment income (loss)	$69,476,210	$72,816,333
Net realized gain (loss)	6,714,110	(20,962,586)
Net unrealized gain (loss)	36,959,563	57,812,515
Change in net assets from operations	$113,149,883	$109,666,262
Total distributions to shareholders	$(73,481,884)	$(82,024,549)
Change in net assets from fund share transactions	$(20,315,781)	$(170,957,477)
Total change in net assets	$19,352,218	$(143,315,764)
Net assets
At beginning of period	2,002,629,208	2,145,944,972
At end of period	$2,021,981,426	$2,002,629,208
See Notes to Financial Statements
11

MFS Government Securities Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$8.66	$8.54	$8.69	$9.81	$10.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.28	$0.25	$0.15	$0.07
Net realized and unrealized gain (loss)	0.19	0.16	(0.12)	(1.11)	(0.31)
Total from investment operations	$0.47	$0.44	$0.13	$(0.96)	$(0.24)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.32)	$(0.28)	$(0.16)	$(0.10)
Net asset value, end of period (x)	$8.83	$8.66	$8.54	$8.69	$9.81
Total return (%) (r)(s)(t)(x)	5.57	5.23	1.51	(9.83)	(2.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	0.78	0.78	0.78	0.79
Expenses after expense reductions (f)	0.76	0.77	0.77	0.76	0.78
Net investment income (loss)	3.29	3.26	2.89	1.63	0.73
Portfolio turnover rate	139	195	195	198	398
Net assets at end of period (000 omitted)	$330,362	$367,305	$415,010	$468,595	$589,493
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	53	66	73	N/A	N/A

Class B	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$8.65	$8.53	$8.68	$9.80	$10.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.22	$0.18	$0.08	$(0.00)(w)
Net realized and unrealized gain (loss)	0.19	0.15	(0.12)	(1.11)	(0.32)
Total from investment operations	$0.41	$0.37	$0.06	$(1.03)	$(0.32)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.25)	$(0.21)	$(0.09)	$(0.02)
Net asset value, end of period (x)	$8.82	$8.65	$8.53	$8.68	$9.80
Total return (%) (r)(s)(t)(x)	4.79	4.45	0.75	(10.52)	(3.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.53	1.53	1.53	1.54
Expenses after expense reductions (f)	1.52	1.52	1.52	1.51	1.53
Net investment income (loss)	2.55	2.51	2.12	0.83	(0.02)
Portfolio turnover rate	139	195	195	198	398
Net assets at end of period (000 omitted)	$234	$535	$936	$1,529	$2,757
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	53	66	73	N/A	N/A

See Notes to Financial Statements
12

MFS Government Securities Fund
Financial Highlights - continued
Class C	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$8.67	$8.55	$8.70	$9.83	$10.17
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.22	$0.18	$0.07	$(0.00)(w)
Net realized and unrealized gain (loss)	0.20	0.15	(0.12)	(1.11)	(0.32)
Total from investment operations	$0.42	$0.37	$0.06	$(1.04)	$(0.32)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.25)	$(0.21)	$(0.09)	$(0.02)
Net asset value, end of period (x)	$8.85	$8.67	$8.55	$8.70	$9.83
Total return (%) (r)(s)(t)(x)	4.90	4.44	0.76	(10.58)	(3.15)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.53	1.53	1.53	1.54
Expenses after expense reductions (f)	1.51	1.52	1.52	1.51	1.53
Net investment income (loss)	2.53	2.51	2.13	0.83	(0.01)
Portfolio turnover rate	139	195	195	198	398
Net assets at end of period (000 omitted)	$3,454	$2,910	$3,704	$5,146	$10,187
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	53	66	73	N/A	N/A

Class I	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$8.64	$8.52	$8.67	$9.80	$10.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.30	$0.27	$0.17	$0.10
Net realized and unrealized gain (loss)	0.19	0.16	(0.12)	(1.12)	(0.32)
Total from investment operations	$0.50	$0.46	$0.15	$(0.95)	$(0.22)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.34)	$(0.30)	$(0.18)	$(0.12)
Net asset value, end of period (x)	$8.82	$8.64	$8.52	$8.67	$9.80
Total return (%) (r)(s)(t)(x)	5.95	5.49	1.76	(9.71)	(2.18)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	0.53	0.53	0.53	0.53
Expenses after expense reductions (f)	0.51	0.52	0.52	0.51	0.52
Net investment income (loss)	3.53	3.51	3.15	1.88	0.97
Portfolio turnover rate	139	195	195	198	398
Net assets at end of period (000 omitted)	$257,737	$234,727	$358,416	$233,540	$274,851
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	53	66	73	N/A	N/A

See Notes to Financial Statements
13

MFS Government Securities Fund
Financial Highlights - continued
Class R1	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$8.65	$8.53	$8.68	$9.80	$10.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.22	$0.18	$0.08	$(0.00)(w)
Net realized and unrealized gain (loss)	0.19	0.15	(0.12)	(1.11)	(0.32)
Total from investment operations	$0.41	$0.37	$0.06	$(1.03)	$(0.32)
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.25)	$(0.21)	$(0.09)	$(0.02)
Net asset value, end of period (x)	$8.82	$8.65	$8.53	$8.68	$9.80
Total return (%) (r)(s)(t)(x)	4.79	4.45	0.75	(10.52)	(3.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.53	1.53	1.53	1.53	1.54
Expenses after expense reductions (f)	1.52	1.52	1.52	1.51	1.53
Net investment income (loss)	2.58	2.51	2.15	0.89	(0.02)
Portfolio turnover rate	139	195	195	198	398
Net assets at end of period (000 omitted)	$782	$1,501	$1,592	$1,587	$1,960
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	53	66	73	N/A	N/A

Class R2	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$8.65	$8.53	$8.68	$9.80	$10.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.26	$0.26	$0.23	$0.13	$0.05
Net realized and unrealized gain (loss)	0.19	0.16	(0.12)	(1.11)	(0.32)
Total from investment operations	$0.45	$0.42	$0.11	$(0.98)	$(0.27)
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.30)	$(0.26)	$(0.14)	$(0.07)
Net asset value, end of period (x)	$8.82	$8.65	$8.53	$8.68	$9.80
Total return (%) (r)(s)(t)(x)	5.31	4.97	1.26	(10.07)	(2.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	1.03	1.03	1.03	1.04
Expenses after expense reductions (f)	1.02	1.02	1.02	1.01	1.03
Net investment income (loss)	3.04	3.01	2.64	1.39	0.48
Portfolio turnover rate	139	195	195	198	398
Net assets at end of period (000 omitted)	$33,660	$37,232	$36,279	$40,295	$49,375
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	53	66	73	N/A	N/A

See Notes to Financial Statements
14

MFS Government Securities Fund
Financial Highlights - continued
Class R3	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$8.65	$8.53	$8.68	$9.81	$10.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.29	$0.28	$0.25	$0.15	$0.07
Net realized and unrealized gain (loss)	0.19	0.16	(0.12)	(1.12)	(0.31)
Total from investment operations	$0.48	$0.44	$0.13	$(0.97)	$(0.24)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.32)	$(0.28)	$(0.16)	$(0.10)
Net asset value, end of period (x)	$8.83	$8.65	$8.53	$8.68	$9.81
Total return (%) (r)(s)(t)(x)	5.69	5.23	1.51	(9.93)	(2.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	0.78	0.78	0.78	0.79
Expenses after expense reductions (f)	0.77	0.77	0.77	0.76	0.78
Net investment income (loss)	3.29	3.26	2.89	1.62	0.73
Portfolio turnover rate	139	195	195	198	398
Net assets at end of period (000 omitted)	$17,078	$20,145	$22,264	$27,808	$38,286
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	53	66	73	N/A	N/A

Class R4	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$8.65	$8.54	$8.69	$9.81	$10.15
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.30	$0.27	$0.17	$0.10
Net realized and unrealized gain (loss)	0.19	0.15	(0.12)	(1.11)	(0.32)
Total from investment operations	$0.50	$0.45	$0.15	$(0.94)	$(0.22)
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.34)	$(0.30)	$(0.18)	$(0.12)
Net asset value, end of period (x)	$8.83	$8.65	$8.54	$8.69	$9.81
Total return (%) (r)(s)(t)(x)	5.95	5.36	1.76	(9.60)	(2.18)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	0.53	0.53	0.53	0.54
Expenses after expense reductions (f)	0.51	0.52	0.52	0.51	0.53
Net investment income (loss)	3.53	3.51	3.14	1.87	0.98
Portfolio turnover rate	139	195	195	198	398
Net assets at end of period (000 omitted)	$24,638	$23,195	$42,489	$42,785	$53,252
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	53	66	73	N/A	N/A

See Notes to Financial Statements
15

MFS Government Securities Fund
Financial Highlights - continued
Class R6	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$8.65	$8.53	$8.68	$9.80	$10.14
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.31	$0.28	$0.18	$0.11
Net realized and unrealized gain (loss)	0.19	0.16	(0.12)	(1.11)	(0.32)
Total from investment operations	$0.50	$0.47	$0.16	$(0.93)	$(0.21)
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.35)	$(0.31)	$(0.19)	$(0.13)
Net asset value, end of period (x)	$8.82	$8.65	$8.53	$8.68	$9.80
Total return (%) (r)(s)(t)(x)	5.93	5.59	1.87	(9.52)	(2.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.44	0.43	0.43	0.43	0.44
Expenses after expense reductions (f)	0.42	0.42	0.41	0.41	0.42
Net investment income (loss)	3.62	3.61	3.25	1.98	1.08
Portfolio turnover rate	139	195	195	198	398
Net assets at end of period (000 omitted)	$1,354,036	$1,315,080	$1,265,255	$1,308,767	$1,561,273
Supplemental Rate:
Portfolio turnover rate (excluding TBA transactions) (e)	53	66	73	N/A	N/A

(d)	Per share data is based on average shares outstanding.
(e)
Portfolio turnover rate (excluding TBA transactions) is disclosed beginning with the period ending February 29, 2024. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
16

MFS Government Securities Fund
Notes to Financial Statements
(1) Business and Organization
MFS Government Securities Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and
17

MFS Government Securities Fund
Notes to Financial Statements  - continued
procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and swap agreements. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$754,015,808	$—	$754,015,808
U.S. Corporate Bonds	—	1,952,176	—	1,952,176
Residential Mortgage-Backed Securities	—	1,157,958,914	—	1,157,958,914
Commercial Mortgage-Backed Securities	—	40,722,247	—	40,722,247
Asset-Backed Securities (including CDOs)	—	63,097,478	—	63,097,478
Purchased Options	—	386,084	—	386,084
Investment Companies	66,351,406	—	—	66,351,406
Total	$66,351,406	$2,018,132,707	$—	$2,084,484,113

Other Financial Instruments
Futures Contracts – Assets	$4,413,056	$—	$—	$4,413,056
Futures Contracts – Liabilities	(61,618)	—	—	(61,618)
Swap Agreements – Assets	—	51,641	—	51,641
Swap Agreements – Liabilities	—	(1,346,123)	—	(1,346,123)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
18

MFS Government Securities Fund
Notes to Financial Statements  - continued
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at February 28, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Purchased Option Contracts	$386,084	$—
Interest Rate	Futures Contracts	4,413,056	(61,618)
Interest Rate	Cleared Swap Agreements	51,641	(1,346,123)
Total		$4,850,781	$(1,407,741)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended February 28, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements
Interest Rate	$9,844,780	$(1,141,257)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended February 28, 2026 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(1,933,842)	$109,052	$(78,916)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of
19

MFS Government Securities Fund
Notes to Financial Statements  - continued
Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
A purchased swaption represents an option that gives the fund as purchaser the right, but not the obligation, to enter into a pre-defined interest rate or credit default swap agreement with the counterparty at a specified rate at a specified date or within a specified period of time. The fund enters into swaptions primarily to preserve a return or spread on a particular investment or portion of the fund’s investments, to adjust the fund’s sensitivity to underlying risk factors or to protect against an increase or decrease in the price of securities.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.  Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
20

MFS Government Securities Fund
Notes to Financial Statements  - continued
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations.  Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into inflation swap agreements in order to manage its exposure to inflation risk.  Inflation swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two rates applied to a notional principal amount. The two rates exchanged are generally a fixed rate and a floating rate based on an inflation index.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a To Be Announced (“TBA”) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
21

MFS Government Securities Fund
Notes to Financial Statements  - continued
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on To Be Announced (“TBA”) transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions.  The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party.  Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other.  This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the year ended February 28, 2026, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 2/28/26	Year ended 2/28/25
Ordinary income (including any short-term capital gains)	$73,481,884	$82,024,549
The federal tax cost and the tax basis components of distributable earnings were as follows:
22

MFS Government Securities Fund
Notes to Financial Statements  - continued
As of 2/28/26
Cost of investments	$2,147,570,299
Gross appreciation	17,226,003
Gross depreciation	(77,255,233)
Net unrealized appreciation (depreciation)	$(60,029,230)
Undistributed ordinary income	10,906,216
Capital loss carryforwards	(301,851,066)
Other temporary differences	(6,155,092)
Total distributable earnings (loss)	$(357,129,172)
As of February 28, 2026, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(107,244,460)
Long-Term	(194,606,606)
Total	$(301,851,066)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 2/28/26	Year ended 2/28/25
Class A	$12,066,291	$14,427,797
Class B	10,898	22,362
Class C	84,121	96,568
Class I	9,080,755	11,558,155
Class R1	24,753	45,399
Class R2	1,140,087	1,291,803
Class R3	646,441	839,315
Class R4	903,396	1,472,864
Class R6	49,525,142	52,270,286
Total	$73,481,884	$82,024,549
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.35%
In excess of $2.5 billion and up to $5 billion	0.30%
In excess of $5 billion	0.29%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until June 30, 2026. For the year ended February 28, 2026, this management fee reduction amounted to $271,453, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended February 28, 2026 was equivalent to an annual effective rate of 0.36% of the fund's average daily net assets.
23

MFS Government Securities Fund
Notes to Financial Statements  - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.80%	1.55%	1.55%	0.55%	1.55%	1.05%	0.80%	0.55%	0.44%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2027. For the year ended February 28, 2026, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,622 for the year ended February 28, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$865,322
Class B	0.75%	0.25%	1.00%	1.00%	3,989
Class C	0.75%	0.25%	1.00%	1.00%	30,700
Class R1	0.75%	0.25%	1.00%	1.00%	9,072
Class R2	0.25%	0.25%	0.50%	0.50%	176,080
Class R3	—	0.25%	0.25%	0.25%	46,362
Total Distribution and Service Fees					$1,131,525
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended February 28, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended February 28, 2026, this rebate amounted to $962, $1, and $10 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended February 28, 2026, were as follows:
Amount
Class A	$5,305
Class B	—
Class C	2,072
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended February 28, 2026, the fee was $260,516, which equated to 0.0133% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for
24

MFS Government Securities Fund
Notes to Financial Statements  - continued
out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended February 28, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $694,115.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended February 28, 2026 was equivalent to an annual effective rate of 0.0133% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	3	$25
8/19/2024	Redemption	Class R1	2	19
8/19/2024	Redemption	Class R2	3	23
8/19/2024	Redemption	Class R3	3	29
8/19/2024	Redemption	Class R4	3	26
(4) Portfolio Securities
For the year ended February 28, 2026, purchases and sales of investments, other than short-term obligations and purchased options with an expiration date of less than one year from the time of purchase, were as follows:
	Purchases	Sales
U.S. Government securities	$2,548,504,309	$2,641,734,658
Non-U.S. Government securities	82,196,541	112,466,129
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 2/28/26		Year ended 2/28/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,174,979	$27,520,732	4,537,265	$38,939,747
Class B	348	3,000	11,141	97,227
Class C	147,840	1,285,276	52,896	455,271
Class I	7,812,761	67,567,470	7,510,875	64,278,627
Class R1	8,752	75,939	12,060	103,453
Class R2	1,046,448	9,049,571	1,344,620	11,486,472
Class R3	542,563	4,707,927	937,308	8,029,249
Class R4	692,543	5,999,314	1,023,757	8,784,119
Class R6	17,467,031	151,179,531	13,445,286	114,851,189
	30,893,265	$267,388,760	28,875,208	$247,025,354
25

MFS Government Securities Fund
Notes to Financial Statements  - continued
	Year ended 2/28/26		Year ended 2/28/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	1,332,266	$11,571,999	1,612,625	$13,839,228
Class B	1,249	10,821	2,600	22,280
Class C	9,624	83,804	11,143	95,778
Class I	1,029,697	8,934,877	1,331,636	11,392,922
Class R1	2,853	24,753	5,295	45,399
Class R2	131,285	1,139,017	150,359	1,289,103
Class R3	74,448	646,441	97,834	839,258
Class R4	25,894	224,885	41,273	353,336
Class R6	5,577,099	48,401,072	5,975,361	51,225,878
	8,184,415	$71,037,669	9,228,126	$79,103,182
Shares reacquired
Class A	(9,523,965)	$(82,561,643)	(12,328,455)	$(105,599,308)
Class B	(36,960)	(319,576)	(61,553)	(524,913)
Class C	(102,535)	(888,506)	(161,510)	(1,387,313)
Class I	(6,766,118)	(58,621,561)	(23,735,153)	(202,342,985)
Class R1	(96,552)	(834,095)	(30,431)	(257,944)
Class R2	(1,666,971)	(14,441,012)	(1,443,338)	(12,340,793)
Class R3	(1,010,374)	(8,780,997)	(1,315,795)	(11,259,772)
Class R4	(607,633)	(5,262,957)	(3,362,212)	(28,717,010)
Class R6	(21,616,306)	(187,031,863)	(15,702,514)	(134,655,975)
	(41,427,414)	$(358,742,210)	(58,140,961)	$(497,086,013)
Net change
Class A	(5,016,720)	$(43,468,912)	(6,178,565)	$(52,820,333)
Class B	(35,363)	(305,755)	(47,812)	(405,406)
Class C	54,929	480,574	(97,471)	(836,264)
Class I	2,076,340	17,880,786	(14,892,642)	(126,671,436)
Class R1	(84,947)	(733,403)	(13,076)	(109,092)
Class R2	(489,238)	(4,252,424)	51,641	434,782
Class R3	(393,363)	(3,426,629)	(280,653)	(2,391,265)
Class R4	110,804	961,242	(2,297,182)	(19,579,555)
Class R6	1,427,824	12,548,740	3,718,133	31,421,092
	(2,349,734)	$(20,315,781)	(20,037,627)	$(170,957,477)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2025 Fund were the owners of record of approximately 32%, 18%, 4%, 3%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2040 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
26

MFS Government Securities Fund
Notes to Financial Statements  - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended February 28, 2026, the fund’s commitment fee and interest expense were $8,783 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended February 28, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$24,511,411	$1,283,076,318	$1,241,234,213	$(6,655)	$4,545	$66,351,406

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,481,655	$—
27

MFS Government Securities Fund
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of MFS Series Trust XIII and the Shareholders of MFS Government Securities Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of MFS Government Securities Fund (the “Fund”), including the portfolio of investments, as of February 28, 2026, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2026, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Boston, Massachusetts
April 15, 2026
We have served as the auditor of one or more of the MFS investment companies since 1924.
28

MFS Government Securities Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).
29

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Government Securities Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Government Securities Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Government Securities Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
30

MFS New Discovery Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS New Discovery Value Fund
Portfolio of Investments − 2/28/26
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace & Defense – 1.7%
Hexcel Corp.	183,406	$16,999,902
Mirion Technologies, Inc. (a)	579,161	12,515,669
Standard Aero, Inc. (a)	557,915	17,183,782
		$46,699,353
Airlines – 0.5%
Alaska Air Group, Inc. (a)	295,156	$15,230,050
Apparel Manufacturers – 0.9%
Columbia Sportswear Co.	217,745	$13,487,126
Wolverine World Wide, Inc.	626,766	11,074,955
		$24,562,081
Automotive – 2.8%
Atmus Filtration Technologies, Inc.	474,225	$30,601,739
Goodyear Tire & Rubber Co. (a)	1,789,522	14,763,557
Group 1 Automotive, Inc.	35,336	11,510,349
Visteon Corp.	194,741	18,630,871
		$75,506,516
Broadcasting – 1.1%
Nexstar Media Group, Inc.	125,104	$31,403,606
Brokerage & Asset Managers – 0.9%
Bullish (a)(l)	266,331	$8,360,130
P10, Inc.	1,900,235	15,334,897
		$23,695,027
Business Services – 0.3%
NCR Atleos Corp. (a)	166,600	$7,377,048
Chemicals – 2.3%
Avient Corp.	669,533	$27,497,720
Element Solutions, Inc.	1,053,694	36,974,123
		$64,471,843
Computer Software – 1.0%
ACI Worldwide, Inc. (a)	477,763	$18,957,636
nCino, Inc. (a)	507,914	8,197,732
		$27,155,368
Computer Software - Systems – 1.2%
Digi International, Inc. (a)	394,091	$19,239,523
Insight Enterprises, Inc. (a)	163,066	13,625,795
		$32,865,318
NDVFS-ANN
1

MFS New Discovery Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.8%
Independence Realty Trust, Inc., REIT	1,607,642	$26,638,628
M/I Homes, Inc. (a)	176,162	25,043,190
Smith Douglas Homes Corp. (a)	232,891	3,656,389
Taylor Morrison Home Corp. (a)	318,123	20,961,124
		$76,299,331
Consumer Products – 1.5%
Newell Brands, Inc.	2,608,300	$11,867,765
Prestige Consumer Healthcare, Inc. (a)	404,438	28,027,553
		$39,895,318
Consumer Services – 1.3%
Adtalem Global Education, Inc. (a)	141,800	$13,896,400
Grand Canyon Education, Inc. (a)	79,506	12,647,019
Phoenix Education Partners, Inc.	348,013	10,301,185
		$36,844,604
Containers – 1.4%
Graphic Packaging Holding Co.	806,967	$9,869,206
Silgan Holdings, Inc.	595,931	28,634,485
		$38,503,691
Electrical Equipment – 3.8%
Belden, Inc.	94,200	$13,498,860
Itron, Inc. (a)	152,857	14,360,915
nVent Electric PLC	129,073	15,277,080
Resideo Technologies, Inc. (a)	369,472	14,298,566
TriMas Corp.	482,580	18,859,227
Vontier Corp.	680,106	27,829,938
		$104,124,586
Electronics – 4.6%
Advanced Energy Industries, Inc.	88,760	$29,785,193
Bel Fuse, Inc.	89,228	20,496,564
Formfactor, Inc. (a)	288,220	28,499,194
Plexus Corp. (a)	121,977	23,679,395
TTM Technologies, Inc. (a)	235,602	24,559,152
		$127,019,498
Energy - Independent – 4.4%
Antero Resources Corp. (a)	642,275	$23,642,143
Core Natural Resources, Inc.	176,552	14,491,388
Matador Resources Co.	443,174	22,779,144
Peabody Energy Corp.	536,805	16,930,830
Permian Resources Corp.	1,414,117	25,864,200
Viper Energy, Inc., “A”	390,949	18,194,766
		$121,902,471
Engineering - Construction – 1.5%
Legence Corp., “A” (a)	420,922	$24,434,522
MYR Group, Inc. (a)	59,824	16,150,087
		$40,584,609
2

MFS New Discovery Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 0.9%
Nomad Foods Ltd.	1,499,431	$16,448,758
Utz Brands, Inc.	992,404	9,219,433
		$25,668,191
Forest & Paper Products – 0.5%
International Paper Co.	311,124	$13,549,450
Gaming & Lodging – 0.5%
Brightstar Lottery PLC	965,777	$13,095,936
Insurance – 3.7%
AXIS Capital Holdings Ltd.	202,953	$21,456,191
Hanover Insurance Group, Inc.	117,378	21,201,988
Lincoln National Corp.	556,668	19,093,713
Selective Insurance Group, Inc.	251,022	21,095,889
Stewart Information Services Corp.	248,665	17,652,728
		$100,500,509
Leisure & Toys – 1.3%
Brunswick Corp.	228,048	$18,157,182
Patrick Industries, Inc.	149,742	18,536,562
		$36,693,744
Machinery & Tools – 7.5%
Albany International Corp.	429,072	$24,736,001
Alliance Laundry Holdings, Inc. (a)	505,392	11,335,942
ESAB Corp.	185,542	23,409,834
Flowserve Corp.	293,055	25,941,229
Hayward Holdings, Inc. (a)	1,471,113	23,537,808
Herc Holdings, Inc.	108,121	15,114,235
Hillman Solutions Corp. (a)	2,469,509	20,249,974
Kadant, Inc.	44,956	15,247,726
Regal Rexnord Corp.	63,050	13,932,789
Timken Co.	294,593	31,927,989
		$205,433,527
Major Banks – 0.4%
Simmons First National Corp.	620,577	$12,355,688
Medical & Health Technology & Services – 1.7%
Azenta, Inc. (a)	490,192	$13,225,380
ICON PLC (a)	115,778	12,520,233
Option Care Health, Inc. (a)	629,443	20,431,720
		$46,177,333
Medical Equipment – 3.6%
Billiontoone, Inc., “A” (a)(l)	58,306	$4,450,497
Concentra Group Holdings, Inc.	1,046,095	25,064,436
Envista Holdings Corp. (a)	862,490	25,193,333
Integer Holdings Corp. (a)	254,738	22,080,690
Lumexa Imaging Holdings, Inc. (a)	920,672	13,018,302
3

MFS New Discovery Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
UFP Technologies, Inc. (a)	43,356	$9,129,907
		$98,937,165
Natural Gas - Distribution – 4.7%
Brookfield Infrastructure Corp. (l)	414,479	$20,674,213
MDU Resources Group, Inc.	619,076	12,802,492
New Jersey Resources Corp.	474,350	25,728,744
ONE Gas, Inc.	281,638	24,626,427
Spire, Inc.	312,589	28,636,278
UGI Corp.	459,201	17,178,709
		$129,646,863
Natural Gas - Pipeline – 1.3%
Plains GP Holdings LP	1,549,355	$34,922,462
Oil Services – 2.1%
Expro Group Holdings N.V. (a)	1,667,963	$29,789,819
TechnipFMC PLC	430,236	28,528,949
		$58,318,768
Other Banks & Diversified Financials – 17.2%
BancFirst Corp.	148,282	$16,311,020
Berkshire Hills Bancorp, Inc.	717,050	21,325,067
Cathay General Bancorp, Inc.	594,167	29,536,042
Central Banco, Inc.	883,894	21,346,040
Columbia Banking System, Inc.	1,127,654	32,081,756
CVB Financial Corp.	1,291,404	24,833,699
East West Bancorp, Inc.	187,312	20,501,298
Eastern Bankshares, Inc.	1,393,869	27,264,078
First Hawaiian, Inc.	1,205,849	29,856,821
First Interstate BancSystem, Inc.	924,549	31,998,641
Hancock Whitney Corp.	459,403	30,233,311
Popular, Inc.	232,077	31,413,943
Prosperity Bancshares, Inc.	496,584	34,944,616
Riot Platforms, Inc. (a)	1,682,698	27,411,150
SLM Corp.	768,631	14,404,145
Texas Capital Bancshares, Inc. (a)	263,603	25,121,366
UMB Financial Corp.	202,993	23,522,829
United Community Bank, Inc.	860,435	27,680,194
		$469,786,016
Pharmaceuticals – 3.4%
ACADIA Pharmaceuticals, Inc. (a)	697,069	$17,120,014
Collegium Pharmaceutical, Inc. (a)	395,816	16,493,653
Ionis Pharmaceuticals, Inc. (a)	204,801	16,619,601
Ligand Pharmaceuticals, Inc. (a)	124,113	24,612,849
Mirum Pharmaceuticals, Inc. (a)	193,365	17,845,656
		$92,691,773
Precious Metals & Minerals – 1.2%
OR Royalties, Inc.	683,341	$32,383,530
4

MFS New Discovery Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.6%
Kirby Corp. (a)	126,123	$16,370,765
Real Estate – 4.4%
Acadia Realty Trust, REIT	1,147,953	$24,015,177
Cushman & Wakefield Ltd. (a)	1,214,291	16,283,642
Essential Properties Realty Trust, REIT	828,851	28,131,203
Four Corners Property Trust, Inc., REIT	715,034	18,247,667
PennyMac Financial Services, Inc.	147,776	13,585,048
Urban Edge Properties, REIT	934,848	19,865,520
		$120,128,257
Real Estate - Office – 1.1%
Cousins Properties, Inc., REIT	794,571	$18,402,264
Douglas Emmett, Inc., REIT	1,155,848	11,431,337
		$29,833,601
Real Estate - Storage – 1.4%
Rexford Industrial Realty, Inc., REIT	519,777	$19,476,044
SmartStop Self Storage REIT	546,773	18,234,880
		$37,710,924
Restaurants – 0.8%
Chefs' Warehouse, Inc. (a)	298,754	$21,328,048
Specialty Chemicals – 2.2%
Ashland, Inc.	339,614	$21,178,329
Chemours Co.	818,191	14,923,804
Quaker Chemical Corp.	160,312	23,570,673
		$59,672,806
Specialty Stores – 0.5%
Pet Valu Holdings Ltd.	625,640	$13,067,324
Telecom Services – 1.0%
EchoStar Corp., “A” (a)	232,566	$26,868,350
Trucking – 0.4%
RXO, Inc. (a)	613,237	$9,787,263
Utilities - Electric Power – 2.2%
NorthWestern Corp.	391,698	$27,403,192
Portland General Electric Co.	602,990	32,537,340
		$59,940,532
Total Common Stocks (Identified Cost, $2,117,028,828)		$2,699,009,143
Mutual Funds (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $2,381,565)	2,381,327	$2,381,565
5

MFS New Discovery Value Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 1.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 3.61% (j) (Identified Cost, $30,968,720)	30,968,720	$30,968,720
Other Assets, Less Liabilities – 0.2%		4,999,418
Net Assets – 100.0%		$2,737,358,846

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,381,565 and
$2,729,977,863, respectively.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS New Discovery Value Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 Assets
Investments in unaffiliated issuers, at value, including $30,126,604 of securities on loan (identified cost, $2,147,997,548)	$2,729,977,863
Investments in affiliated issuers, at value (identified cost, $2,381,565)	2,381,565
Receivables for
Investments sold	31,429,477
Fund shares sold	4,900,897
Interest and dividends	2,517,576
Other assets	5,152
Total assets	$2,771,212,530
Liabilities
Payables for
Fund shares reacquired	$2,139,075
Collateral for securities loaned, at value	30,968,720
Payable to affiliates
Investment adviser	186,034
Administrative services fee	3,153
Shareholder servicing costs	350,732
Distribution and service fees	10,249
Payable for independent Trustees' compensation	13
Accrued expenses and other liabilities	195,708
Total liabilities	$33,853,684
Net assets	$2,737,358,846
Net assets consist of
Paid-in capital	$2,110,914,092
Total distributable earnings (loss)	626,444,754
Net assets	$2,737,358,846
Shares of beneficial interest outstanding	150,984,246

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$245,208,556	13,692,814	$17.91
Class B	615,273	37,315	16.49
Class C	9,046,760	555,078	16.30
Class I	832,362,200	45,899,639	18.13
Class R1	2,114,793	129,301	16.36
Class R2	3,867,815	218,956	17.66
Class R3	192,614,173	10,731,134	17.95
Class R4	64,256,392	3,535,690	18.17
Class R6	1,387,272,884	76,184,319	18.21

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $19.00 [100 / 94.25 x $17.91]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements
7

MFS New Discovery Value Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 2/28/26 Net investment income (loss)
Income
Dividends from unaffiliated issuers	$52,898,893
Dividends from affiliated issuers	1,286,937
Other	249,087
Income on securities loaned	247,667
Foreign taxes withheld	(262,147)
Total investment income	$54,420,437
Expenses
Management fee	$22,959,495
Distribution and service fees	1,249,768
Shareholder servicing costs	1,552,673
Administrative services fee	362,466
Independent Trustees' compensation	59,654
Custodian fee	128,791
Shareholder communications	188,665
Audit and tax fees	72,714
Legal fees	15,373
Miscellaneous	275,374
Total expenses	$26,864,973
Reduction of expenses by investment adviser and distributor	(381,710)
Net expenses	$26,483,263
Net investment income (loss)	$27,937,174
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$264,346,111
Affiliated issuers	2,858
Foreign currency	9,865
Net realized gain (loss)	$264,358,834
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(19,760,489)
Affiliated issuers	(299)
Net unrealized gain (loss)	$(19,760,788)
Net realized and unrealized gain (loss)	$244,598,046
Change in net assets from operations	$272,535,220
See Notes to Financial Statements
8

MFS New Discovery Value Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	2/28/26	2/28/25
Change in net assets
From operations
Net investment income (loss)	$27,937,174	$44,670,498
Net realized gain (loss)	264,358,834	260,889,781
Net unrealized gain (loss)	(19,760,788)	31,515,077
Change in net assets from operations	$272,535,220	$337,075,356
Total distributions to shareholders	$(271,323,939)	$(210,434,041)
Change in net assets from fund share transactions	$(482,146,563)	$(338,148,864)
Total change in net assets	$(480,935,282)	$(211,507,549)
Net assets
At beginning of period	3,218,294,128	3,429,801,677
At end of period	$2,737,358,846	$3,218,294,128
See Notes to Financial Statements
9

MFS New Discovery Value Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$17.90	$17.28	$18.03	$20.03	$18.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.19	$0.16	$0.12	$0.05
Net realized and unrealized gain (loss)	1.65	1.58	0.15	(0.77)	3.32
Total from investment operations	$1.78	$1.77	$0.31	$(0.65)	$3.37
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.29)	$(0.18)	$(0.23)	$(0.15)
From net realized gain	(1.58)	(0.86)	(0.88)	(1.12)	(1.72)
Total distributions declared to shareholders	$(1.77)	$(1.15)	$(1.06)	$(1.35)	$(1.87)
Net asset value, end of period (x)	$17.91	$17.90	$17.28	$18.03	$20.03
Total return (%) (r)(s)(t)(x)	10.86	9.88	1.96	(2.88)	18.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.23	1.21	1.20	1.20	1.19
Expenses after expense reductions	1.21	1.19	1.19	1.18	1.18
Net investment income (loss)	0.75	1.05	0.98	0.65	0.25
Portfolio turnover rate	47	34	34	30	44
Net assets at end of period (000 omitted)	$245,209	$268,230	$275,255	$306,254	$361,165

Class B	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$16.59	$16.07	$16.83	$18.77	$17.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.06	$0.04	$(0.01)	$(0.09)
Net realized and unrealized gain (loss)	1.50	1.45	0.12	(0.73)	3.13
Total from investment operations	$1.51	$1.51	$0.16	$(0.74)	$3.04
Less distributions declared to shareholders
From net investment income	$(0.03)	$(0.13)	$(0.04)	$(0.08)	$(0.09)
From net realized gain	(1.58)	(0.86)	(0.88)	(1.12)	(1.72)
Total distributions declared to shareholders	$(1.61)	$(0.99)	$(0.92)	$(1.20)	$(1.81)
Net asset value, end of period (x)	$16.49	$16.59	$16.07	$16.83	$18.77
Total return (%) (r)(s)(t)(x)	10.02	9.04	1.21	(3.61)	17.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.98	1.96	1.95	1.95	1.94
Expenses after expense reductions	1.96	1.94	1.94	1.93	1.93
Net investment income (loss)	0.07	0.35	0.23	(0.09)	(0.49)
Portfolio turnover rate	47	34	34	30	44
Net assets at end of period (000 omitted)	$615	$1,567	$2,834	$4,023	$6,016

See Notes to Financial Statements
10

MFS New Discovery Value Fund
Financial Highlights - continued
Class C	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$16.44	$15.94	$16.70	$18.66	$17.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.06	$0.04	$(0.02)	$(0.09)
Net realized and unrealized gain (loss)	1.49	1.44	0.13	(0.72)	3.11
Total from investment operations	$1.50	$1.50	$0.17	$(0.74)	$3.02
Less distributions declared to shareholders
From net investment income	$(0.06)	$(0.14)	$(0.05)	$(0.10)	$(0.09)
From net realized gain	(1.58)	(0.86)	(0.88)	(1.12)	(1.72)
Total distributions declared to shareholders	$(1.64)	$(1.00)	$(0.93)	$(1.22)	$(1.81)
Net asset value, end of period (x)	$16.30	$16.44	$15.94	$16.70	$18.66
Total return (%) (r)(s)(t)(x)	10.01	9.06	1.24	(3.65)	17.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.98	1.96	1.95	1.95	1.94
Expenses after expense reductions	1.96	1.94	1.94	1.93	1.93
Net investment income (loss)	0.03	0.34	0.23	(0.09)	(0.48)
Portfolio turnover rate	47	34	34	30	44
Net assets at end of period (000 omitted)	$9,047	$14,699	$21,695	$29,474	$37,588

Class I	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$18.10	$17.47	$18.20	$20.22	$18.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.24	$0.21	$0.16	$0.10
Net realized and unrealized gain (loss)	1.66	1.59	0.16	(0.78)	3.35
Total from investment operations	$1.84	$1.83	$0.37	$(0.62)	$3.45
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.34)	$(0.22)	$(0.28)	$(0.20)
From net realized gain	(1.58)	(0.86)	(0.88)	(1.12)	(1.72)
Total distributions declared to shareholders	$(1.81)	$(1.20)	$(1.10)	$(1.40)	$(1.92)
Net asset value, end of period (x)	$18.13	$18.10	$17.47	$18.20	$20.22
Total return (%) (r)(s)(t)(x)	11.12	10.08	2.30	(2.70)	18.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.98	0.96	0.95	0.95	0.94
Expenses after expense reductions	0.96	0.94	0.94	0.93	0.93
Net investment income (loss)	1.03	1.31	1.22	0.91	0.46
Portfolio turnover rate	47	34	34	30	44
Net assets at end of period (000 omitted)	$832,362	$1,228,722	$1,388,622	$1,604,806	$1,795,671

See Notes to Financial Statements
11

MFS New Discovery Value Fund
Financial Highlights - continued
Class R1	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$16.52	$16.03	$16.80	$18.78	$17.55
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)(w)	$0.05	$0.04	$(0.01)	$(0.10)
Net realized and unrealized gain (loss)	1.50	1.45	0.13	(0.74)	3.14
Total from investment operations	$1.50	$1.50	$0.17	$(0.75)	$3.04
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.15)	$(0.06)	$(0.11)	$(0.09)
From net realized gain	(1.58)	(0.86)	(0.88)	(1.12)	(1.72)
Total distributions declared to shareholders	$(1.66)	$(1.01)	$(0.94)	$(1.23)	$(1.81)
Net asset value, end of period (x)	$16.36	$16.52	$16.03	$16.80	$18.78
Total return (%) (r)(s)(t)(x)	10.03	9.02	1.27	(3.65)	17.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.98	1.96	1.95	1.95	1.94
Expenses after expense reductions	1.96	1.95	1.92	1.92	1.93
Net investment income (loss)	(0.02)	0.31	0.25	(0.09)	(0.51)
Portfolio turnover rate	47	34	34	30	44
Net assets at end of period (000 omitted)	$2,115	$1,878	$1,972	$2,196	$2,224

Class R2	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$17.68	$17.09	$17.84	$19.84	$18.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.15	$0.12	$0.07	$0.01
Net realized and unrealized gain (loss)	1.63	1.54	0.14	(0.76)	3.28
Total from investment operations	$1.71	$1.69	$0.26	$(0.69)	$3.29
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.24)	$(0.13)	$(0.19)	$(0.11)
From net realized gain	(1.58)	(0.86)	(0.88)	(1.12)	(1.72)
Total distributions declared to shareholders	$(1.73)	$(1.10)	$(1.01)	$(1.31)	$(1.83)
Net asset value, end of period (x)	$17.66	$17.68	$17.09	$17.84	$19.84
Total return (%) (r)(s)(t)(x)	10.57	9.54	1.73	(3.13)	18.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.48	1.46	1.45	1.45	1.44
Expenses after expense reductions	1.46	1.44	1.44	1.43	1.43
Net investment income (loss)	0.49	0.83	0.73	0.40	0.05
Portfolio turnover rate	47	34	34	30	44
Net assets at end of period (000 omitted)	$3,868	$3,798	$5,265	$5,677	$6,251

See Notes to Financial Statements
12

MFS New Discovery Value Fund
Financial Highlights - continued
Class R3	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$17.94	$17.33	$18.07	$20.08	$18.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.19	$0.17	$0.12	$0.05
Net realized and unrealized gain (loss)	1.65	1.58	0.15	(0.78)	3.33
Total from investment operations	$1.78	$1.77	$0.32	$(0.66)	$3.38
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.30)	$(0.18)	$(0.23)	$(0.15)
From net realized gain	(1.58)	(0.86)	(0.88)	(1.12)	(1.72)
Total distributions declared to shareholders	$(1.77)	$(1.16)	$(1.06)	$(1.35)	$(1.87)
Net asset value, end of period (x)	$17.95	$17.94	$17.33	$18.07	$20.08
Total return (%) (r)(s)(t)(x)	10.84	9.86	2.01	(2.92)	18.36
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.23	1.21	1.20	1.20	1.19
Expenses after expense reductions	1.21	1.19	1.19	1.18	1.18
Net investment income (loss)	0.74	1.00	0.98	0.65	0.24
Portfolio turnover rate	47	34	34	30	44
Net assets at end of period (000 omitted)	$192,614	$204,333	$81,370	$99,012	$104,164

Class R4	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$18.14	$17.50	$18.24	$20.25	$18.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.24	$0.21	$0.17	$0.09
Net realized and unrealized gain (loss)	1.68	1.60	0.15	(0.78)	3.36
Total from investment operations	$1.85	$1.84	$0.36	$(0.61)	$3.45
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.34)	$(0.22)	$(0.28)	$(0.20)
From net realized gain	(1.58)	(0.86)	(0.88)	(1.12)	(1.72)
Total distributions declared to shareholders	$(1.82)	$(1.20)	$(1.10)	$(1.40)	$(1.92)
Net asset value, end of period (x)	$18.17	$18.14	$17.50	$18.24	$20.25
Total return (%) (r)(s)(t)(x)	11.11	10.12	2.24	(2.66)	18.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.98	0.96	0.95	0.95	0.94
Expenses after expense reductions	0.96	0.94	0.94	0.93	0.93
Net investment income (loss)	0.99	1.30	1.24	0.91	0.45
Portfolio turnover rate	47	34	34	30	44
Net assets at end of period (000 omitted)	$64,256	$63,305	$66,910	$73,846	$103,464

See Notes to Financial Statements
13

MFS New Discovery Value Fund
Financial Highlights - continued
Class R6	Year ended
	2/28/26	2/28/25	2/29/24	2/28/23	2/28/22
Net asset value, beginning of period	$18.17	$17.53	$18.27	$20.29	$18.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.26	$0.23	$0.18	$0.13
Net realized and unrealized gain (loss)	1.68	1.59	0.15	(0.78)	3.35
Total from investment operations	$1.87	$1.85	$0.38	$(0.60)	$3.48
Less distributions declared to shareholders
From net investment income	$(0.25)	$(0.35)	$(0.24)	$(0.30)	$(0.22)
From net realized gain	(1.58)	(0.86)	(0.88)	(1.12)	(1.72)
Total distributions declared to shareholders	$(1.83)	$(1.21)	$(1.12)	$(1.42)	$(1.94)
Net asset value, end of period (x)	$18.21	$18.17	$17.53	$18.27	$20.29
Total return (%) (r)(s)(t)(x)	11.27	10.20	2.34	(2.59)	18.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.88	0.86	0.86	0.85	0.84
Expenses after expense reductions	0.86	0.85	0.84	0.84	0.83
Net investment income (loss)	1.10	1.40	1.32	1.00	0.62
Portfolio turnover rate	47	34	34	30	44
Net assets at end of period (000 omitted)	$1,387,273	$1,431,761	$1,585,878	$1,728,213	$1,875,681

(d)	Per share data is based on average shares outstanding.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements
14

MFS New Discovery Value Fund
Notes to Financial Statements
(1) Business and Organization
MFS New Discovery Value Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
15

MFS New Discovery Value Fund
Notes to Financial Statements  - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,699,009,143	$—	$—	$2,699,009,143
Mutual Funds	33,350,285	—	—	33,350,285
Total	$2,732,359,428	$—	$—	$2,732,359,428
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, Goldman Sachs Agency Lending, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $30,126,604.  The fair value of the fund's investment securities on loan and a related liability of $30,968,720 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated
16

MFS New Discovery Value Fund
Notes to Financial Statements  - continued
between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 2/28/26	Year ended 2/28/25
Ordinary income (including any short-term capital gains)	$90,674,426	$95,676,016
Long-term capital gains	180,649,513	114,758,025
Total distributions	$271,323,939	$210,434,041
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 2/28/26
Cost of investments	$2,183,837,504
Gross appreciation	692,015,174
Gross depreciation	(143,493,250)
Net unrealized appreciation (depreciation)	$548,521,924
Undistributed ordinary income	5,436,888
Undistributed long-term capital gain	72,485,942
Total distributable earnings (loss)	$626,444,754
17

MFS New Discovery Value Fund
Notes to Financial Statements  - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 2/28/26	Year ended 2/28/25
Class A	$23,885,761	$16,909,225
Class B	77,170	120,588
Class C	1,021,360	1,014,820
Class I	83,631,459	81,507,541
Class R1	196,777	107,020
Class R2	376,593	311,653
Class R3	19,042,685	13,029,578
Class R4	6,161,094	4,186,791
Class R6	136,931,040	93,246,825
Total	$271,323,939	$210,434,041
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.80%
In excess of $2.5 billion and up to $5 billion	0.75%
In excess of $5 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until June 30, 2026. For the year ended February 28, 2026, this management fee reduction amounted to $381,607, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended February 28, 2026 was equivalent to an annual effective rate of 0.82% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
1.39%	2.14%	2.14%	1.14%	2.14%	1.64%	1.39%	1.14%	1.07%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until June 30, 2027. For the year ended February 28, 2026, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $5,285 for the year ended February 28, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
18

MFS New Discovery Value Fund
Notes to Financial Statements  - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$611,328
Class B	0.75%	0.25%	1.00%	1.00%	8,932
Class C	0.75%	0.25%	1.00%	1.00%	108,361
Class R1	0.75%	0.25%	1.00%	1.00%	18,978
Class R2	0.25%	0.25%	0.50%	0.50%	18,972
Class R3	—	0.25%	0.25%	0.25%	483,197
Total Distribution and Service Fees					$1,249,768
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the year ended February 28, 2026 based on each class's average daily net assets.  MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended February 28, 2026, this rebate amounted to $80, $1, and $22 for Class A, Class B, and Class C shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended February 28, 2026, were as follows:
Amount
Class A	$262
Class B	2
Class C	181
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended February 28, 2026, the fee was $68,497, which equated to 0.0025% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended February 28, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,484,176.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended February 28, 2026 was equivalent to an annual effective rate of 0.0131% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
19

MFS New Discovery Value Fund
Notes to Financial Statements  - continued
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class A	5	$102
8/19/2024	Redemption	Class B	3	57
8/19/2024	Redemption	Class C	4	69
8/19/2024	Redemption	Class I	4	80
8/19/2024	Redemption	Class R1	12	213
8/19/2024	Redemption	Class R2	3	55
8/19/2024	Redemption	Class R3	3	60
8/19/2024	Redemption	Class R4	3	57
During the year ended February 28, 2026, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $2,192,590. The sales transactions resulted in net realized gains (losses) of $762,752.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended February 28, 2026, this reimbursement amounted to $248,685, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the year ended February 28, 2026, purchases and sales of investments, other than short-term obligations, aggregated $1,280,471,275 and $1,977,946,132, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 2/28/26		Year ended 2/28/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	518,587	$8,844,756	706,703	$12,949,695
Class B	254	4,001	—	—
Class C	11,953	189,419	15,141	253,369
Class I	5,167,728	89,957,100	9,501,176	175,456,384
Class R1	6,535	103,472	11,213	188,195
Class R2	18,964	318,899	30,027	544,937
Class R3	1,396,891	24,075,895	8,546,960	150,123,908
Class R4	393,967	6,877,338	395,723	7,325,369
Class R6	10,618,203	179,864,840	9,242,156	171,053,749
	18,133,082	$310,235,720	28,449,099	$517,895,606
Shares issued to shareholders in reinvestment of distributions
Class A	1,426,401	$23,851,179	887,030	$16,885,542
Class B	4,899	75,618	6,649	117,454
Class C	66,907	1,021,277	57,963	1,014,820
Class I	4,868,412	82,402,405	4,191,859	80,680,551
Class R1	12,853	196,777	6,081	107,020
Class R2	22,821	376,593	16,563	311,653
Class R3	1,136,149	19,042,685	683,004	13,029,578
Class R4	363,231	6,161,094	217,080	4,186,791
Class R6	7,214,732	122,596,325	4,292,178	82,911,676
	15,116,405	$255,723,953	10,358,407	$199,245,085
20

MFS New Discovery Value Fund
Notes to Financial Statements  - continued
	Year ended 2/28/26		Year ended 2/28/25
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(3,238,497)	$(55,666,499)	(2,533,180)	$(46,452,320)
Class B	(62,310)	(982,610)	(88,546)	(1,503,944)
Class C	(418,113)	(6,536,459)	(539,625)	(9,068,575)
Class I	(32,018,033)	(555,185,546)	(25,317,647)	(465,292,646)
Class R1	(3,807)	(60,240)	(26,655)	(450,498)
Class R2	(37,615)	(649,424)	(139,934)	(2,515,716)
Class R3	(3,193,997)	(55,761,136)	(2,533,563)	(46,808,745)
Class R4	(711,351)	(12,505,354)	(946,180)	(17,740,503)
Class R6	(20,434,185)	(360,758,968)	(25,217,438)	(465,456,608)
	(60,117,908)	$(1,048,106,236)	(57,342,768)	$(1,055,289,555)
Net change
Class A	(1,293,509)	$(22,970,564)	(939,447)	$(16,617,083)
Class B	(57,157)	(902,991)	(81,897)	(1,386,490)
Class C	(339,253)	(5,325,763)	(466,521)	(7,800,386)
Class I	(21,981,893)	(382,826,041)	(11,624,612)	(209,155,711)
Class R1	15,581	240,009	(9,361)	(155,283)
Class R2	4,170	46,068	(93,344)	(1,659,126)
Class R3	(660,957)	(12,642,556)	6,696,401	116,344,741
Class R4	45,847	533,078	(333,377)	(6,228,343)
Class R6	(2,601,250)	(58,297,803)	(11,683,104)	(211,491,183)
	(26,868,421)	$(482,146,563)	(18,535,262)	$(338,148,864)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 5%, 4%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective at the close of business on August 14, 2019, the fund was closed to new investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended February 28, 2026, the fund’s commitment fee and interest expense were $13,489 and $14,597, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
21

MFS New Discovery Value Fund
Notes to Financial Statements  - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the year ended February 28, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$53,367,325	$631,900,208	$682,888,527	$2,858	$(299)	$2,381,565

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,286,937	$—
22

MFS New Discovery Value Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS New Discovery Value Fund and the Board of Trustees of MFS Series Trust XIII
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS New Discovery Value Fund (the “Fund”) (one of the funds constituting MFS Series Trust XIII (the “Trust”)), including the portfolio of investments, as of February 28, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust XIII) at February 28, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
April 15, 2026
23

MFS New Discovery Value Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2026 income tax forms in January 2027. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund designates the maximum amount allowable as qualified dividend income eligible to be taxed at the same rate as long-term capital gain.
The fund designates $212,046,000 as capital gain dividends paid during the fiscal year.
For corporate shareholders, 49.65% of the ordinary income dividends paid during the prior calendar year qualify for the corporate dividends received deduction.
The fund designates the maximum amount allowable as Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS New Discovery Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS New Discovery Value Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
25

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XIII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   April 15, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  April 15, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  April 15, 2026

*  Print name and title of each signing officer under his or her signature.